UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (617) 747-9500

Date of Fiscal Year End: March 31, 2016

Date of Reporting Period: September 30, 2015

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer Funds™

Semi-Annual Report

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2015

MERCER FUNDS

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.0%

	Advertising — 1.5%

123,900	Nielsen Holdings Plc	5,509,833

	Agriculture — 0.7%

31,300	Monsanto Co.	2,671,142

	Apparel — 6.6%

232,050	LVMH Moet Hennessy Louis Vuitton SE, Unsponsored ADR	7,892,021
72,785	NIKE, Inc. Class B	8,950,371
57,775	Ralph Lauren Corp.	6,826,694

		23,669,086

	Auto Manufacturers — 0.9%

12,318	Tesla Motors, Inc.* ‡	3,059,791

	Beverages — 4.2%

31,675	Anheuser-Busch InBev NV, Sponsored ADR‡	3,367,686
62,055	Diageo Plc, Sponsored ADR	6,688,908
36,070	Monster Beverage Corp.*	4,874,500

		14,931,094

	Biotechnology — 9.9%

54,481	Alexion Pharmaceuticals, Inc.*	8,520,283
22,273	Biogen, Inc.*	6,499,484
32,682	Celgene Corp.*	3,535,212
31,983	Illumina, Inc.*	5,623,251
12,424	Intercept Pharmaceuticals, Inc.* ‡	2,060,645
11,300	Regeneron Pharmaceuticals, Inc.*	5,256,082
41,208	Vertex Pharmaceuticals, Inc.*	4,291,401

		35,786,358

	Commercial Services — 5.6%

291,016	Visa, Inc. Class A	20,272,175

	Computers — 3.8%

85,830	Apple, Inc.	9,467,049
64,815	Cognizant Technology Solutions Corp. Class A*	4,058,067

		13,525,116

	Diversified Financial Services — 2.1%

96,900	Charles Schwab Corp. (The)	2,767,464
12,210	IntercontinentalExchange Group, Inc.	2,869,228
140,000	LendingClub Corp.* ‡	1,852,200

		7,488,892

	Electrical Components & Equipment — 1.5%

122,177	Mobileye NV* ‡	5,556,610

See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Electronics — 0.7%

69,797	Fitbit, Inc. Class A* ‡	2,630,649

	Food — 5.4%

107,925	General Mills, Inc.	6,057,830
81,700	Nestle SA, Sponsored ADR	6,147,108
229,950	Whole Foods Market, Inc.	7,277,918

		19,482,856

	Health Care - Products — 0.6%

23,360	DexCom, Inc.*	2,005,689
2,017	Edwards Lifesciences Corp.*	286,757

		2,292,446

	Internet — 18.7%

99,038	Alibaba Group Holding, Ltd., Sponsored ADR*	5,840,271
16,068	Amazon.com, Inc.*	8,225,049
17,700	Baidu, Inc., Sponsored ADR*	2,432,157
87,621	Facebook, Inc. Class A*	7,877,128
3,650	Google, Inc. Class A*	2,330,050
17,005	Google, Inc. Class C*	10,346,182
34,040	LinkedIn Corp. Class A*	6,472,025
31,709	MercadoLibre, Inc.‡	2,887,422
13,282	Priceline Group (The), Inc.*	16,427,974
84,178	Splunk, Inc.*	4,659,252

		67,497,510

	Media — 8.0%

98,625	AMC Networks, Inc. Class A*	7,216,391
124,500	Scripps Networks Interactive, Inc. Class A	6,124,155
120,675	Time Warner, Inc.	8,296,407
69,525	Walt Disney Co. (The)	7,105,455

		28,742,408

	Miscellaneous - Manufacturing — 0.6%

13,050	Acuity Brands, Inc.	2,291,319

	Oil & Gas Services — 1.1%

52,900	FMC Technologies, Inc.*	1,639,900
32,500	Schlumberger, Ltd.	2,241,525

		3,881,425

	Pharmaceuticals — 2.8%

29,100	BioMarin Pharmaceutical, Inc.*	3,064,812
73,420	Bristol-Myers Squibb Co.	4,346,464
50,724	Novo Nordisk AS, Sponsored ADR	2,751,270

		10,162,546

2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Retail — 11.0%

84,400	Cheesecake Factory (The), Inc.	4,554,224
5,500	Chipotle Mexican Grill, Inc.*	3,961,375
36,370	CVS Health Corp.	3,508,978
88,995	Lululemon Athletica, Inc.* ‡	4,507,597
81,550	McDonald’s Corp.	8,035,121
35,500	Starbucks Corp.	2,017,820
103,775	Wal-Mart Stores, Inc.	6,728,771
81,900	Williams-Sonoma, Inc.	6,253,065

		39,566,951

	Semiconductors — 1.6%

34,730	ARM Holdings Plc, Sponsored ADR	1,502,072
24,500	ASML Holding NV‡	2,155,510
26,470	Skyworks Solutions, Inc.	2,229,039

		5,886,621

	Software — 4.2%

57,200	Adobe Systems, Inc.*	4,702,984
15,700	athenahealth, Inc.* ‡	2,093,595
40,100	Cerner Corp.*	2,404,396
45,000	Salesforce.com, Inc.*	3,124,350
39,700	ServiceNow, Inc.*	2,757,165

		15,082,490

	Telecommunications — 0.4%

8,000	Palo Alto Networks, Inc.*	1,376,000

	Transportation — 2.1%

75,650	United Parcel Service, Inc. Class B	7,465,899

	TOTAL COMMON STOCKS (COST $325,415,431)	338,829,217

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 14.5%

	Bank Deposit — 6.7%

24,258,364	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	24,258,364

	Securities Lending Collateral — 7.8%

28,055,206	State Street Institutional U.S. Government Money Market Fund, Premier Class***	28,055,206

	TOTAL SHORT-TERM INVESTMENTS (COST $52,313,570)	52,313,570

	TOTAL INVESTMENTS — 108.5% (Cost $377,729,001)	391,142,787

	Other Assets and Liabilities (net) — (8.5)%	(30,755,459)

	NET ASSETS — 100.0%	$360,387,328

See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

*	Non-income producing security

‡	All or a portion of this security is out on loan.

***	Represents an investment of securities lending cash collateral.

4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
59	NASDAQ 100 E-mini Index	December 2015	$4,912,340	$(112,530)
99	S&P 500 E-mini Index	December 2015	9,448,065	(108,226)
15	S&P Mid 400 E-mini Index	December 2015	2,044,350	(50,386)

				$(271,142)

See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.0
Futures Contracts	(0.1)
Short-Term Investments	14.5
Other Assets and Liabilities (net)	(8.4)

100.0%

6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.3%

	Advertising — 0.3%

54,843	Interpublic Group of Cos. (The), Inc.	1,049,147
2,296	Omnicom Group, Inc.	151,306

		1,200,453

	Aerospace & Defense — 3.9%

9,594	General Dynamics Corp.	1,323,492
9,633	Lockheed Martin Corp.	1,997,017
27,865	Northrop Grumman Corp.	4,624,197
27,264	Raytheon Co.	2,978,865
30,040	United Technologies Corp.	2,673,260

		13,596,831

	Agriculture — 0.0%

863	Monsanto Co.	73,648

	Airlines — 2.2%

60,560	American Airlines Group, Inc.	2,351,545
102,954	Delta Air Lines, Inc.	4,619,546
14,776	United Continental Holdings, Inc.*	783,867

		7,754,958

	Auto Manufacturers — 2.0%

93,903	General Motors Co.	2,818,968
27,100	Oshkosh Corp.	984,543
27,630	Toyota Motor Corp., Sponsored ADR	3,240,446

		7,043,957

	Auto Parts & Equipment — 1.0%

37,500	Goodyear Tire & Rubber Co. (The)	1,099,875
5,538	Lear Corp.	602,424
35,094	Magna International, Inc. Class A	1,684,863

		3,387,162

	Banks — 4.8%

242,600	Bank of America Corp.	3,779,708
21,627	BB&T Corp.	769,921
62,102	Capital One Financial Corp.	4,503,637
24,957	Fifth Third Bancorp	471,937
23,236	PNC Financial Services Group, Inc.	2,072,651
102,454	Wells Fargo & Co.	5,261,013

		16,858,867

	Beverages — 1.9%

40,104	AMBEV SA, ADR	196,510
59,470	Coca-Cola Enterprises, Inc.	2,875,374
16,731	Molson Coors Brewing Co. Class B	1,389,008

See accompanying Notes to the Financial Statements.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Beverages — continued
23,432	PepsiCo, Inc.	2,209,637

		6,670,529

	Biotechnology — 0.1%

10,300	PTC Therapeutics, Inc.*	275,010

	Building Materials — 0.5%

71,000	Louisiana-Pacific Corp.*	1,011,040
14,291	Owens Corning	598,936

		1,609,976

	Chemicals — 2.7%

4,713	Ashland, Inc.	474,222
24,342	CF Industries Holdings, Inc.	1,092,956
16,920	Dow Chemical Co. (The)	717,408
19,900	Eastman Chemical Co.	1,287,928
36,061	Huntsman Corp.	349,431
35,318	LyondellBasell Industries NV Class A	2,944,108
10,060	Methanex Corp.	333,590
76,103	Mosaic Co. (The)	2,367,564
3,547	Potash Corp. of Saskatchewan, Inc.	72,891

		9,640,098

	Commercial Services — 0.1%

16,767	RELX NV, Sponsored ADR‡	275,985

	Computers — 3.3%

22,303	Apple, Inc.	2,460,021
26,129	Brocade Communications Systems, Inc.	271,219
20,890	EMC Corp.	504,702
64,186	Hewlett-Packard Co.	1,643,804
11,788	International Business Machines Corp.	1,708,906
43,804	NetApp, Inc.	1,296,599
21,540	SanDisk Corp.	1,170,268
31,349	Seagate Technology Plc‡	1,404,435
12,521	Western Digital Corp.	994,668

		11,454,622

	Cosmetics & Personal Care — 0.2%

19,271	L’Oreal SA, Sponsored ADR	667,933

	Diversified Financial Services — 12.3%

42,293	Ally Financial, Inc.*	861,931
63,124	Berkshire Hathaway, Inc. Class B*	8,231,370
34,020	Blackstone Group (The), LP	1,077,413
35,822	Charles Schwab Corp. (The)	1,023,076
19,040	CIT Group, Inc.	762,171
196,380	Citigroup, Inc.	9,742,412
25,687	Discover Financial Services	1,335,467

8	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

39,158	E*TRADE Financial Corp.*	1,031,030
17,524	FNF Group	621,576
4,030	Goldman Sachs Group, Inc. (The)	700,253
166,495	JPMorgan Chase & Co.	10,151,200
100,930	KKR & Co., LP	1,693,606
20,377	Leucadia National Corp.	412,838
50,946	Morgan Stanley	1,604,799
33,706	Navient Corp.	378,856
202,300	Nomura Holdings, Inc., Sponsored ADR‡	1,177,386
71,900	Santander Consumer USA Holdings, Inc.*	1,468,198
25,314	TD Ameritrade Holding Corp.	805,998

		43,079,580

	Electric — 0.3%

107,451	AES Corp.	1,051,945

	Electrical Components & Equipment — 0.0%

1,607	Emerson Electric Co.	70,981

	Electronics — 0.4%

42,573	Tyco International Plc	1,424,493

	Engineering & Construction — 0.7%

30,300	AECOM*	833,553
24,700	Chicago Bridge & Iron Co. NV‡	979,602
17,234	Fluor Corp.	729,860

		2,543,015

	Entertainment — 0.1%

10,250	Six Flags Entertainment Corp.	469,245

	Food — 2.2%

22,819	ConAgra Foods, Inc.	924,398
16,930	Kellogg Co.	1,126,691
168,271	Koninklijke Ahold NV, Sponsored ADR	3,279,602
19,557	Mondelez International, Inc. Class A	818,851
39,957	Tyson Foods, Inc. Class A	1,722,147

		7,871,689

	Forest Products & Paper — 0.2%

15,515	International Paper Co.	586,312

	Gas — 0.2%

11,689	Energen Corp.	582,814

	Health Care - Products — 2.0%

39,003	Boston Scientific Corp.*	640,039
860	Intuitive Surgical, Inc.*	395,239

See accompanying Notes to the Financial Statements.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

37,910	Johnson & Johnson	3,538,899
27,861	Medtronic Plc	1,865,015
7,376	Zimmer Biomet Holdings, Inc.	692,828

		7,132,020

	Health Care - Services — 1.0%

14,853	Anthem, Inc.	2,079,420
11,684	Quest Diagnostics, Inc.	718,215
6,679	UnitedHealth Group, Inc.	774,831

		3,572,466

	Holding Companies - Diversified — 0.1%

27,700	Horizon Pharma Plc* ‡	549,014

	Household Products & Wares — 0.2%

12,300	Tupperware Brands Corp.‡	608,727

	Insurance — 7.1%

25,705	ACE, Ltd.	2,657,897
29,023	Allstate Corp. (The)	1,690,300
56,982	American International Group, Inc.	3,237,717
8,262	Aon Plc	732,096
5,275	Cigna Corp.	712,230
37,390	Hartford Financial Services Group, Inc. (The)	1,711,714
94,289	MetLife, Inc.	4,445,726
24,041	Prudential Financial, Inc.	1,832,165
34,315	Travelers Cos., Inc. (The)	3,415,372
54,636	Voya Financial, Inc.	2,118,238
66,666	XL Group Plc	2,421,309

		24,974,764

	Internet — 0.8%

7,310	Check Point Software Technologies, Ltd.* ‡	579,902
19,260	eBay, Inc.*	470,714
1,986	Google, Inc. Class A*	1,267,803
15,598	Liberty Interactive Corp. QVC Group Class A*	409,136

		2,727,555

	Iron & Steel — 0.4%

28,040	Reliance Steel & Aluminum Co.	1,514,440

	Leisure Time — 0.6%

30,075	Carnival Corp.	1,494,728
10,207	Harley-Davidson, Inc.	560,364

		2,055,092

	Lodging — 0.4%

1,441	Marriott International, Inc. Class A	98,276

10	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Lodging — continued

20,202	Starwood Hotels & Resorts Worldwide, Inc.	1,343,029

		1,441,305

	Machinery - Construction & Mining — 0.4%

15,670	Caterpillar, Inc.	1,024,191
31,582	Terex Corp.	566,581

		1,590,772

	Media — 3.0%

18,424	CBS Corp. Class B	735,118
15,928	Comcast Corp. Class A	905,985
8,938	Liberty Broadband Corp. Class C*	457,357
36,691	Liberty Global Plc Series C*	1,505,065
1,877	Liberty Global Plc LiLAC Class C*	64,268
17,822	Liberty Media Corp. Series C*	614,146
2,026	Scripps Networks Interactive, Inc. Class A	99,659
379,915	Sirius XM Holdings, Inc.*	1,420,882
16,467	Time Warner, Inc.	1,132,106
11,310	Time, Inc.	215,456
34,000	Tribune Media Co. Class A	1,210,400
47,712	Viacom, Inc. Class B	2,058,773

		10,419,215

	Metal Fabricate & Hardware — 0.1%

1,946	Precision Castparts Corp.	447,016

	Mining — 0.7%

36,682	Barrick Gold Corp.	233,298
27,688	Newmont Mining Corp.	444,946
19,337	Vulcan Materials Co.	1,724,860

		2,403,104

	Miscellaneous - Manufacturing — 2.6%

5,708	Crane Co.	266,050
14,800	Eaton Corp. Plc	759,240
17,690	Honeywell International, Inc.	1,675,066
27,991	Illinois Tool Works, Inc.	2,303,939
33,346	Ingersoll-Rand Plc	1,692,976
9,050	Parker-Hannifin Corp.	880,565
20,689	Pentair Plc	1,055,967
10,569	Textron, Inc.	397,817

		9,031,620

	Office & Business Equipment — 0.4%

8,345	Avery Dennison Corp.	472,077
82,083	Xerox Corp.	798,667

		1,270,744

See accompanying Notes to the Financial Statements.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 9.6%

18,731	Anadarko Petroleum Corp.	1,131,165
16,440	Apache Corp.	643,790
114,502	BP Plc, Sponsored ADR	3,499,181
101,118	Canadian Natural Resources, Ltd.	1,966,745
11,500	Cimarex Energy Co.	1,178,520
33,800	Continental Resources, Inc.*	979,186
15,200	Devon Energy Corp.	563,768
56,134	EOG Resources, Inc.	4,086,555
4,691	EQT Corp.	303,836
37,684	Hess Corp.	1,886,461
58,274	Marathon Petroleum Corp.	2,699,835
114,363	Occidental Petroleum Corp.	7,565,113
83,418	Phillips 66	6,409,839
35,670	QEP Resources, Inc.	446,945
8,201	Rice Energy, Inc.*	132,528

		33,493,467

	Oil & Gas Services — 1.4%

53,180	Halliburton Co.	1,879,913
25,092	National Oilwell Varco, Inc.	944,714
32,692	Schlumberger, Ltd.	2,254,767

		5,079,394

	Packaging & Containers — 0.7%

19,145	Crown Holdings, Inc.*	875,884
13,670	Packaging Corp. of America	822,387
14,428	WestRock Co.	742,176

		2,440,447

	Pharmaceuticals — 7.2%

42,343	AbbVie, Inc.	2,303,883
10,437	Bristol-Myers Squibb Co.	617,870
20,700	Cardinal Health, Inc.	1,590,174
15,902	Eli Lilly & Co.	1,330,838
9,400	Endo International Plc*	651,232
38,641	Express Scripts Holding Co.*	3,128,375
18,203	Gilead Sciences, Inc.	1,787,353
3,500	Jazz Pharmaceuticals Plc*	464,835
8,900	Mallinckrodt Plc*	569,066
91,998	Merck & Co., Inc.	4,543,781
14,200	Mylan NV*	571,692
203,655	Pfizer, Inc.	6,396,804
2,099	Shire Plc, ADR	430,778
7,428	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	419,385
6,700	ZS Pharma, Inc.* ‡	439,922

		25,245,988

12	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	REITS — 0.8%

19,357	American Homes 4 Rent Class A REIT	311,260
30,672	Communications Sales & Leasing, Inc. REIT*	549,029
60,200	Hatteras Financial Corp. REIT	912,030
99,830	Two Harbors Investment Corp. REIT	880,501

		2,652,820

	Retail — 4.0%

43,015	Bed Bath & Beyond, Inc.*	2,452,715
28,888	CVS Health Corp.	2,787,114
2,960	Darden Restaurants, Inc.	202,879
5,200	Dillard’s, Inc. Class A‡	454,428
12,859	Gap, Inc. (The)	366,482
8,359	Kohl’s Corp.	387,105
8,443	Lowe’s Cos., Inc.	581,892
27,257	Macy’s, Inc.	1,398,829
55,700	Michael Kors Holdings, Ltd.*	2,352,768
6,251	PVH Corp.	637,227
73,687	Rite Aid Corp.*	447,280
32,004	Staples, Inc.	375,407
21,353	Target Corp.	1,679,627

		14,123,753

	Semiconductors — 2.2%

118,692	Applied Materials, Inc.	1,743,585
13,900	Lam Research Corp.	908,087
16,512	Microchip Technology, Inc.‡	711,502
157,459	Micron Technology, Inc.*	2,358,736
9,518	NXP Semiconductors NV*	828,732
20,651	Texas Instruments, Inc.	1,022,638

		7,573,280

	Software — 2.0%

40,791	Activision Blizzard, Inc.	1,260,034
6,099	Citrix Systems, Inc.*	422,539
60,315	Microsoft Corp.	2,669,542
72,789	Oracle Corp.	2,629,138

		6,981,253

	Telecommunications — 6.7%

29,780	ARRIS Group, Inc.*	773,387
89,148	AT&T, Inc.	2,904,442
55,930	CenturyLink, Inc.	1,404,962
34,200	China Mobile, Ltd., Sponsored ADR‡	2,034,900
312,126	Cisco Systems, Inc.	8,193,307
98,763	Corning, Inc.	1,690,823
12,901	Harris Corp.	943,708
32,793	Juniper Networks, Inc.	843,108
79,732	Mobile Telesystems PJSC, Sponsored ADR	575,665

See accompanying Notes to the Financial Statements.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — continued

85,922		Verizon Communications, Inc.	3,738,466
10,042		Vodafone Group Plc, Sponsored ADR	318,733

			23,421,501

		Transportation — 0.5%
11,604		FedEx Corp.	1,670,744

		TOTAL COMMON STOCKS (COST $342,843,571)	330,610,604

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 7.7%

		Bank Deposit — 5.9%

20,609,239		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	20,609,239

		Securities Lending Collateral — 1.8%

6,345,778		State Street Institutional U.S. Government Money Market Fund, Premier Class***	6,345,778

		TOTAL SHORT-TERM INVESTMENTS (COST $26,955,017)	26,955,017

		TOTAL INVESTMENTS — 102.0% (Cost $369,798,588)	357,565,621

		Other Assets and Liabilities (net) — (2.0)%	(7,139,521)

		NET ASSETS — 100.0%	$350,426,100

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

14	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
140	S&P 500 E-mini Index	December 2015	$13,360,900	$(205,038)
17	S&P Mid 400 E-mini Index	December 2015	2,316,930	(61,522)

				$(266,560)

See accompanying Notes to the Financial Statements.	15

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.3
Futures Contracts	(0.1)
Short-Term Investments	7.7
Other Assets and Liabilities (net)	(1.9)

100.0%

16	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.7%

	Aerospace & Defense — 0.9%
31,650	BE Aerospace, Inc.	1,389,435
11,045	TransDigm Group, Inc.*	2,346,068

		3,735,503

	Airlines — 0.6%

13,100	Alaska Air Group, Inc.	1,040,795
7,160	Allegiant Travel Co.	1,548,350

		2,589,145

	Apparel — 1.1%

27,510	G-III Apparel Group, Ltd.*	1,696,267
100,463	Hanesbrands, Inc.	2,907,399

		4,603,666

	Auto Parts & Equipment — 0.5%

22,540	WABCO Holdings, Inc.*	2,362,868

	Banks — 2.2%

49,395	Bank of the Ozarks, Inc.	2,161,525
51,675	BankUnited, Inc.	1,847,381
67,340	FCB Financial Holdings, Inc. Class A*	2,196,631
53,100	First Republic Bank	3,333,087

		9,538,624

	Biotechnology — 2.2%

294,920	ARIAD Pharmaceuticals, Inc.* ‡	1,722,333
181,310	Merrimack Pharmaceuticals, Inc.* ‡	1,542,948
26,320	Prothena Corp. Plc* ‡	1,193,349
26,320	PTC Therapeutics, Inc.*	702,744
6,055	Puma Biotechnology, Inc.*	456,305
29,155	United Therapeutics Corp.*	3,826,302

		9,443,981

	Building Materials — 1.5%

46,376	Boise Cascade Co.*	1,169,603
123,900	Builders FirstSource, Inc.*	1,571,052
27,530	Lennox International, Inc.	3,119,975
6,167	Martin Marietta Materials, Inc.	937,075

		6,797,705

	Chemicals — 1.9%

41,280	Axalta Coating Systems, Ltd.*	1,046,035
127,760	Huntsman Corp.	1,237,995
94,955	PolyOne Corp.	2,785,980
76,470	RPM International, Inc.	3,203,328

		8,273,338

See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.3%

125,640	Consol Energy, Inc.‡	1,231,272

	Commercial Services — 8.0%
35,524	Bright Horizons Family Solutions, Inc.*	2,282,062
16,790	CoStar Group, Inc.*	2,905,677
21,511	Euronet Worldwide, Inc.*	1,593,750
55,290	Genpact, Ltd.*	1,305,397
123,464	Heartland Payment Systems, Inc.	7,779,467
24,460	Huron Consulting Group, Inc.*	1,529,484
80,560	Nord Anglia Education, Inc.*	1,637,785
49,863	On Assignment, Inc.*	1,839,945
34,640	Robert Half International, Inc.	1,772,182
95,150	Sabre Corp.	2,586,177
94,700	Service Corp. International	2,566,370
81,082	Team Health Holdings, Inc.*	4,380,860
64,750	Total System Services, Inc.	2,941,592

		35,120,748

	Computers — 4.0%

98,440	Fortinet, Inc.*	4,181,731
24,890	IHS, Inc. Class A*	2,887,240
97,353	j2 Global, Inc.	6,897,460
286,750	Logitech International SA	3,727,075

		17,693,506

	Distribution & Wholesale — 1.0%

69,310	HD Supply Holdings, Inc.*	1,983,652
81,620	Ingram Micro, Inc. Class A	2,223,329

		4,206,981

	Diversified Financial Services — 4.1%

30,804	Affiliated Managers Group, Inc.*	5,267,176
27,889	Ellie Mae, Inc.*	1,856,571
27,800	Evercore Partners, Inc. Class A	1,396,672
44,171	Lazard, Ltd. Class A	1,912,604
136,325	LendingClub Corp.* ‡	1,803,580
59,230	Raymond James Financial, Inc.	2,939,585
37,292	WageWorks, Inc.*	1,681,123
67,055	WisdomTree Investments, Inc.‡	1,081,597

		17,938,908

	Entertainment — 0.6%

25,005	Vail Resorts, Inc.	2,617,523

	Food — 0.3%

36,671	WhiteWave Foods Co. (The) Class A*	1,472,341

	Hand & Machine Tools — 1.4%

39,540	Snap-on, Inc.	5,968,168

18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — 4.3%

61,484	ABIOMED, Inc.*	5,703,256
66,512	Bio-Techne Corp.	6,149,700
21,140	DexCom, Inc.*	1,815,080
117,901	Endologix, Inc.* ‡	1,445,466
34,565	Greatbatch, Inc.*	1,950,157
90,690	Wright Medical Group, Inc.*	1,906,304

		18,969,963

	Health Care - Services — 3.9%

61,139	Acadia Healthcare Co., Inc.*	4,051,681
26,990	Centene Corp.*	1,463,668
77,680	Community Health Systems, Inc.*	3,322,374
52,658	Envision Healthcare Holdings, Inc.*	1,937,288
24,521	Magellan Health, Inc.*	1,359,199
11,629	Mettler-Toledo International, Inc.*	3,311,241
20,032	WellCare Health Plans, Inc.*	1,726,358

		17,171,809

	Home Furnishings — 1.3%

31,791	Harman International Industries, Inc.	3,051,618
39,180	Tempur Sealy International, Inc.*	2,798,627

		5,850,245

	Household Products & Wares — 1.5%

134,500	Jarden Corp.*	6,574,360

	Insurance — 0.8%

45,160	Assurant, Inc.	3,568,092

	Internet — 3.3%

152,966	Coupons.com, Inc.* ‡	1,376,694
171,934	NIC, Inc.	3,044,951
252,788	Pandora Media, Inc.*	5,394,496
73,530	Shutterstock, Inc.* ‡	2,223,547
28,475	Splunk, Inc.*	1,576,092
34,350	Yelp, Inc.* ‡	744,021

		14,359,801

	Leisure Time — 0.4%

39,525	Liberty TripAdvisor Holdings, Inc. Class A*	876,269
7,902	Polaris Industries, Inc.	947,213

		1,823,482

	Lodging — 0.3%

63,150	Diamond Resorts International, Inc.*	1,477,079

	Machinery - Diversified — 4.6%

31,991	Cognex Corp.	1,099,531

See accompanying Notes to the Financial Statements.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — continued
92,350	Graco, Inc.	6,190,220
43,420	Middleby Corp. (The)*	4,567,350
15,644	Wabtec Corp.	1,377,454
90,831	Zebra Technologies Corp. Class A*	6,953,113

		20,187,668

	Media — 0.7%

53,930	Nexstar Broadcasting Group, Inc. Class A	2,553,586
18,150	Tribune Media Co. Class A	646,140

		3,199,726

	Miscellaneous - Manufacturing — 0.4%

3,910	Acuity Brands, Inc.	686,518
14,243	Carlisle Cos., Inc.	1,244,553

		1,931,071

	Office Furnishings — 0.6%

120,950	Knoll, Inc.	2,658,481

	Oil & Gas — 1.1%

39,925	Gulfport Energy Corp.*	1,184,974
37,520	Tesoro Corp.	3,648,445

		4,833,419

	Oil & Gas Services — 0.9%

41,213	Core Laboratories NV‡	4,113,057

	Packaging & Containers — 0.3%

50,248	Berry Plastics Group, Inc.*	1,510,957

	Pharmaceuticals — 5.2%

64,794	ACADIA Pharmaceuticals, Inc.*	2,142,738
37,140	Akorn, Inc.*	1,058,676
51,005	Align Technology, Inc.*	2,895,044
22,022	Alkermes Plc*	1,292,031
7,560	Anacor Pharmaceuticals, Inc.*	889,888
6,990	Clovis Oncology, Inc.*	642,800
41,600	DENTSPLY International, Inc.	2,103,712
30,957	Jazz Pharmaceuticals Plc*	4,111,399
62,480	Medivation, Inc.*	2,655,400
61,845	Neurocrine Biosciences, Inc.*	2,460,812
48,855	Pacira Pharmaceuticals, Inc.*	2,007,940
6,764	Sirona Dental Systems, Inc.*	631,352

		22,891,792

	Real Estate — 0.5%

15,435	Jones Lang Lasalle, Inc.	2,219,090

20	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	REITS — 4.1%

77,631	CyrusOne, Inc. REIT	2,535,428
242,082	Equity Commonwealth REIT*	6,594,314
26,830	Extra Space Storage, Inc. REIT	2,070,203
210,775	Outfront Media, Inc. REIT	4,384,120
112,630	Starwood Property Trust, Inc. REIT	2,311,168

		17,895,233

	Retail — 9.8%

31,390	Asbury Automotive Group, Inc.*	2,547,299
29,495	Burlington Stores, Inc.*	1,505,425
27,357	Children’s Place (The), Inc.	1,577,678
69,034	DineEquity, Inc.	6,327,656
95,255	Dunkin’ Brands Group, Inc.	4,667,495
50,960	Jack in the Box, Inc.	3,925,958
16,710	Lululemon Athletica, Inc.* ‡	846,362
27,790	Red Robin Gourmet Burgers, Inc.*	2,104,815
33,430	Restoration Hardware Holdings, Inc.*	3,119,353
248,014	Sally Beauty Holdings, Inc.*	5,890,332
19,210	Signet Jewelers, Ltd.	2,615,057
72,310	Sonic Corp.	1,659,515
25,870	Ulta Salon Cosmetics & Fragrance, Inc.*	4,225,865
29,420	Williams-Sonoma, Inc.	2,246,217

		43,259,027

	Semiconductors — 1.2%

62,180	Integrated Device Technology, Inc.*	1,262,254
23,630	M/A-COM Technology Solutions Holdings, Inc.*	685,034
281,610	ON Semiconductor Corp.*	2,647,134
17,330	Qorvo, Inc.*	780,716

		5,375,138

	Software — 12.8%

10,850	2U, Inc.*	389,515
205,060	Allscripts Healthcare Solutions, Inc.*	2,542,744
20,275	athenahealth, Inc.* ‡	2,703,671
110,192	Blackbaud, Inc.	6,183,975
119,633	Cornerstone OnDemand, Inc.*	3,947,889
32,540	Guidewire Software, Inc.*	1,710,953
64,209	Imperva, Inc.*	4,204,406
104,457	MSCI, Inc. Class A	6,211,013
66,900	Paycom Software, Inc.*	2,402,379
49,909	Proofpoint, Inc.*	3,010,511
210,756	QLIK Technologies, Inc.*	7,682,056
47,800	ServiceNow, Inc.*	3,319,710
32,272	SS&C Technologies Holdings, Inc.	2,260,331
9,330	Ultimate Software Group (The), Inc.*	1,670,163
291,266	VeriFone Systems, Inc.*	8,076,806

		56,316,122

See accompanying Notes to the Financial Statements.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — 2.6%

29,985		Arista Networks, Inc.* ‡	1,834,782
53,910		Ciena Corp.*	1,117,015
50,830		CommScope Holding Co., Inc.*	1,526,425
56,730		Infinera Corp.*	1,109,639
32,830		Palo Alto Networks, Inc.*	5,646,760

			11,234,621

		Transportation — 2.5%
111,400		Expeditors International of Washington, Inc.	5,241,370
59,068		Genesee & Wyoming, Inc. Class A*	3,489,737
70,720		Werner Enterprises, Inc.	1,775,072
21,932		XPO Logistics, Inc.* ‡	522,640

			11,028,819

		TOTAL COMMON STOCKS (COST $385,616,672)	412,043,329

		WARRANTS — 0.0%

		Oil & Gas — 0.0%

27,862		Magnum Hunter Resources Corp., Strike Price $8.50, Expires 4/15/16* ‡ ****	—

		TOTAL WARRANTS (COST $—)	—

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 11.9%

		Bank Deposit — 7.4%

32,528,141		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	32,528,141

		Securities Lending Collateral — 4.5%

19,797,456		State Street Institutional U.S. Government Money Market Fund, Premier Class***	19,797,456

		TOTAL SHORT-TERM INVESTMENTS (COST $52,325,597)	52,325,597

		TOTAL INVESTMENTS — 105.6% (Cost $437,942,269)	464,368,926

		Other Assets and Liabilities (net) — (5.6)%	(24,762,002)

		NET ASSETS — 100.0%	$439,606,924

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $0.

22	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
147	Russell 2000 Mini Index	December 2015	$16,109,730	$(797,378)
40	NASDAQ 100 E-mini Index	December 2015	3,330,400	(96,973)
7	S&P Mid 400 E-mini Index	December 2015	954,030	(33,356)

				$(927,707)

See accompanying Notes to the Financial Statements.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.7
Warrants	0.0
Futures Contracts	(0.2)
Short-Term Investments	11.9
Other Assets and Liabilities (net)	(5.4)

100.0%

24	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.3%

	Aerospace & Defense — 1.8%

15,809	Astronics Corp.*	639,158
89,110	KLX, Inc.*	3,184,791
31,667	Orbital ATK, Inc.	2,275,907
35,635	Spirit Aerosystems Holdings, Inc. Class A*	1,722,596

		7,822,452

	Airlines — 0.3%

52,100	JetBlue Airways Corp.*	1,342,617

	Apparel — 0.2%

61,481	Ascena Retail Group, Inc.*	855,201

	Auto Parts & Equipment — 1.2%

164,115	Allison Transmission Holdings, Inc.	4,380,230
40,820	Tower International, Inc.*	969,883

		5,350,113

	Banks — 6.0%

23,185	Ameris Bancorp	666,569
91,970	Capital Bank Financial Corp. Class A*	2,780,253
48,555	Heritage Financial Corp.	913,805
227,600	Huntington Bancshares, Inc.	2,412,560
30,938	International Bancshares Corp.	774,378
86,430	PacWest Bancorp	3,700,068
81,591	PrivateBancorp, Inc.	3,127,383
144,120	United Community Banks, Inc.	2,945,813
7,415	Walker & Dunlop, Inc.*	193,383
135,353	Webster Financial Corp.	4,822,627
118,905	Western Alliance Bancorp*	3,651,573

		25,988,412

	Biotechnology — 1.5%

31,610	Bio-Rad Laboratories, Inc. Class A*	4,245,539
21,175	Cambrex Corp.*	840,224
38,064	Myriad Genetics, Inc.* ‡	1,426,639

		6,512,402

	Building Materials — 0.3%

97,035	Louisiana-Pacific Corp.*	1,381,778

	Chemicals — 1.6%

21,720	Airgas, Inc.	1,940,248
51,605	Albemarle Corp.	2,275,781
44,985	Celanese Corp. Series A	2,661,762

		6,877,791

See accompanying Notes to the Financial Statements.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — 5.4%

150,400	ADT Corp. (The)‡	4,496,960
44,075	CoreLogic, Inc.*	1,640,912
23,725	Euronet Worldwide, Inc.*	1,757,785
59,790	ICF International, Inc.*	1,817,018
4,150	Insperity, Inc.	182,310
95,030	KAR Auction Services, Inc.	3,373,565
65,400	Kelly Services, Inc. Class A	924,756
53,300	Korn/Ferry International	1,762,631
99,355	ServiceMaster Global Holdings, Inc.*	3,333,360
45,130	Sotheby’s‡	1,443,258
110,460	SP Plus Corp.*	2,557,149

		23,289,704

	Computers — 0.3%

17,522	Lumentum Holdings, Inc.*	296,998
19,365	SanDisk Corp.	1,052,100

		1,349,098

	Cosmetics & Personal Care — 1.1%

247,546	Elizabeth Arden, Inc.* ‡	2,893,813
74,260	Inter Parfums, Inc.	1,842,390

		4,736,203

	Distribution & Wholesale — 0.6%

39,840	Tech Data Corp.*	2,729,040

	Diversified Financial Services — 5.2%

60,190	AerCap Holdings NV*	2,301,666
90,181	Blackhawk Network Holdings, Inc.*	3,822,773
184,670	E*TRADE Financial Corp.*	4,862,361
161,491	FNFV Group*	1,892,674
71,930	Invesco, Ltd.	2,246,374
43,510	Lazard, Ltd. Class A	1,883,983
125,420	Leucadia National Corp.	2,541,009
26,443	Outerwall, Inc.‡	1,505,400
80,680	Santander Consumer USA Holdings, Inc.*	1,647,486

		22,703,726

	Electric — 2.0%

43,637	Ameren Corp.	1,844,536
15,285	DTE Energy Co.	1,228,455
123,950	Dynegy, Inc.*	2,562,047
56,130	ITC Holdings Corp.	1,871,374
68,170	NRG Energy, Inc.	1,012,325

		8,518,737

	Electrical Components & Equipment — 0.6%

45,915	EnerSys	2,460,126

26	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Electronics — 2.6%

89,000	Coherent, Inc.*	4,868,300
40,810	Cubic Corp.	1,711,571
112,150	Dolby Laboratories, Inc. Class A	3,656,090
7,950	Waters Corp.*	939,770

		11,175,731

	Engineering & Construction — 0.9%

239,140	KBR, Inc.	3,984,072

	Entertainment — 2.0%

20,303	Ascent Capital Group, Inc. Class A*	555,896
42,090	Carmike Cinemas, Inc.*	845,588
106,395	International Speedway Corp. Class A	3,374,849
18,718	Madison Square Garden, Inc. Class A*	1,350,317
133,630	SeaWorld Entertainment, Inc.‡	2,379,950

		8,506,600

	Environmental Control — 0.4%

42,191	Clean Harbors, Inc.*	1,855,138

	Food — 4.0%

182,910	Aryzta AG, Unsponsored ADR*	3,890,496
135,710	Fresh Market (The), Inc.* ‡	3,065,689
10,534	Ingles Markets, Inc. Class A	503,841
47,540	John B Sanfilippo & Son, Inc.	2,436,900
69,400	Pilgrim’s Pride Corp.‡	1,442,132
24,645	Pinnacle Foods, Inc.	1,032,133
10,450	Sanderson Farms, Inc.‡	716,556
46,400	TreeHouse Foods, Inc.*	3,609,456
34,514	Village Super Market, Inc. Class A	814,876

		17,512,079

	Forest Products & Paper — 1.0%

20,144	Deltic Timber Corp.	1,204,813
192,623	Glatfelter	3,316,968

		4,521,781

	Gas — 1.5%

10,870	Atmos Energy Corp.	632,417
56,735	Energen Corp.	2,828,807
55,880	Laclede Group (The), Inc.	3,047,136

		6,508,360

	Hand & Machine Tools — 0.3%

15,560	Stanley Black & Decker, Inc.	1,509,009

	Health Care - Products — 1.8%

231,375	Bruker Corp.*	3,801,491

See accompanying Notes to the Financial Statements.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued
122,765	Globus Medical, Inc. Class A*	2,536,325
33,990	Hologic, Inc.*	1,330,029

		7,667,845

	Health Care - Services — 1.4%

52,310	Air Methods Corp.*	1,783,248
19,525	Centene Corp.*	1,058,841
81,500	Kindred Healthcare, Inc.	1,283,625
11,530	Laboratory Corp. of America Holdings*	1,250,659
6,855	Universal Health Services, Inc. Class B	855,572

		6,231,945

	Home Builders — 1.2%

125,500	Taylor Morrison Home Corp. Class A*	2,341,830
232,050	TRI Pointe Group, Inc.*	3,037,535

		5,379,365

	Home Furnishings — 0.6%

91,513	La-Z-Boy, Inc.	2,430,585

	Hotel Restaurants & Leisure — 0.1%

27,893	J. Alexander’s Holdings, Inc.*	278,091

	Household Products & Wares — 0.3%

100,960	SodaStream International, Ltd.* ‡	1,389,210

	Insurance — 5.8%

6,011	Alleghany Corp.*	2,813,809
15,980	Allied World Assurance Co. Holdings AG	609,957
9,790	American National Insurance Co.	955,896
51,745	Axis Capital Holdings, Ltd.	2,779,741
92,162	Brown & Brown, Inc.	2,854,257
16,171	Reinsurance Group of America, Inc.	1,464,931
13,330	RenaissanceRe Holdings, Ltd.	1,417,246
90,464	Voya Financial, Inc.	3,507,289
7,140	White Mountains Insurance Group, Ltd.	5,335,722
99,370	XL Group Plc	3,609,118

		25,347,966

	Internet — 0.8%

26,820	IAC/InterActiveCorp	1,750,541
43,320	Liberty Ventures Class A*	1,747,962

		3,498,503

	Investment Company — 0.4%

35,112	Capital Southwest Corp.‡	1,664,309

	Iron & Steel — 0.2%

17,900	Nucor Corp.	672,145

28	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Lodging — 0.8%

192,065	MGM Resorts International*	3,543,599

	Machinery - Diversified — 0.3%

49,912	Albany International Corp. Class A	1,427,982

	Media — 1.6%

106,400	Gray Television, Inc.*	1,357,664
45,910	Liberty Broadband Corp. Class C*	2,349,215
90,660	News Corp. Class A	1,144,129
71,505	TEGNA, Inc.	1,600,997
11,432	Tribune Media Co. Class A	406,979

		6,858,984

	Mining — 0.7%

101,935	Materion Corp.	3,060,089

	Miscellaneous - Manufacturing — 2.7%

15,453	AptarGroup, Inc.	1,019,280
83,627	Brink’s Co. (The)	2,258,765
106,035	ITT Corp.	3,544,750
391,882	Orkla ASA, Sponsored ADR	2,860,739
98,705	Trinity Industries, Inc.	2,237,642

		11,921,176

	Office & Business Equipment — 0.3%

26,090	Avery Dennison Corp.	1,475,911

	Oil & Gas — 2.9%

145,336	Evolution Petroleum Corp.	806,615
295,240	Gran Tierra Energy, Inc.*	628,861
44,710	Murphy USA, Inc.*	2,456,814
107,350	Newfield Exploration Co.*	3,531,815
33,355	PBF Energy, Inc. Class A	941,612
578,090	Precision Drilling Corp.	2,150,495
47,700	QEP Resources, Inc.	597,681
197,545	WPX Energy, Inc.*	1,307,748

		12,421,641

	Packaging & Containers — 1.4%

84,780	Berry Plastics Group, Inc.*	2,549,335
43,895	Crown Holdings, Inc.*	2,008,196
31,755	WestRock Co.	1,633,477

		6,191,008

	Pharmaceuticals — 0.9%

15,285	Jazz Pharmaceuticals Plc*	2,030,001
38,955	VCA, Inc.*	2,050,981

		4,080,982

See accompanying Notes to the Financial Statements.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Pipelines — 0.3%

23,336	National Fuel Gas Co.	1,166,333

	Real Estate — 2.3%

129,245	CBRE Group, Inc.*	4,135,840
75,336	Forest City Enterprises, Inc. Class A*	1,516,514
274,143	Forestar Group, Inc.* ‡	3,604,980
44,022	Hilltop Holdings, Inc.*	872,076

		10,129,410

	REITS — 5.8%

206,915	BioMed Realty Trust, Inc. REIT	4,134,162
251,411	Brandywine Realty Trust REIT	3,097,384
104,609	DuPont Fabros Technology, Inc. REIT	2,707,281
66,581	Geo Group (The), Inc. REIT	1,980,119
125,095	Liberty Property Trust REIT	3,941,743
114,980	Physicians Realty Trust REIT	1,735,048
200,865	Ramco-Gershenson Properties Trust REIT	3,014,984
23,130	SL Green Realty Corp. REIT	2,501,741
173,837	Sunstone Hotel Investors, Inc. REIT	2,299,863

		25,412,325

	Retail — 4.4%

243,667	American Eagle Outfitters, Inc.‡	3,808,515
7,461	Biglari Holdings, Inc.*	2,728,786
28,333	Children’s Place (The), Inc.	1,633,964
6,675	Foot Locker, Inc.	480,400
153,760	Fred’s, Inc. Class A	1,822,056
11,170	Group 1 Automotive, Inc.	951,125
104,695	Haverty Furniture Cos., Inc.	2,458,239
38,880	Michael Kors Holdings, Ltd.*	1,642,291
14,810	MSC Industrial Direct Co., Inc. Class A	903,854
27,340	PVH Corp.	2,787,040

		19,216,270

	Savings & Loans — 0.3%

49,680	Washington Federal, Inc.	1,130,220

	Semiconductors — 4.6%

40,050	Cirrus Logic, Inc.*	1,261,975
99,300	Integrated Device Technology, Inc.*	2,015,790
768,115	Lattice Semiconductor Corp.*	2,957,243
48,225	Mellanox Technologies, Ltd.*	1,822,423
150,127	Microsemi Corp.*	4,927,168
29,090	Skyworks Solutions, Inc.	2,449,669
264,805	Teradyne, Inc.	4,769,138

		20,203,406

30	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Software — 3.1%

132,159	CSG Systems International, Inc.	4,070,497
54,530	Electronic Arts, Inc.*	3,694,408
550,985	Mitel Networks Corp.* ‡	3,553,853
71,670	VeriFone Systems, Inc.*	1,987,409

		13,306,167

	Telecommunications — 3.9%

24,330	Amdocs, Ltd.	1,383,890
22,850	Atlantic Tele-Network, Inc.	1,689,301
147,845	Ciena Corp.*	3,063,348
32,325	Harris Corp.	2,364,574
78,235	Level 3 Communications, Inc.*	3,418,087
97,434	NeuStar, Inc. Class A* ‡	2,651,179
102,681	Telephone & Data Systems, Inc.	2,562,918

		17,133,297

	Textiles — 1.1%

46,046	UniFirst Corp.	4,918,173

	Transportation — 2.1%

125,111	Air Transport Services Group, Inc.*	1,069,699
26,102	Forward Air Corp.	1,082,972
241,119	Marten Transport, Ltd.	3,898,894
33,465	Ryder System, Inc.	2,477,749
55,675	Tsakos Energy Navigation, Ltd.	452,638

		8,981,952

	Water — 0.4%

160,449	PICO Holdings, Inc.*	1,553,146

	TOTAL COMMON STOCKS (COST $432,388,600)	406,182,205

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 15.8%

	Bank Deposit — 8.4%

36,785,098	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	36,785,098

	Securities Lending Collateral — 7.4%

32,139,919	State Street Institutional U.S. Government Money Market Fund, Premier Class***	32,139,919

	TOTAL SHORT-TERM INVESTMENTS (COST $68,925,017)	68,925,017

	TOTAL INVESTMENTS — 109.1% (Cost $501,313,617)	475,107,222

	Other Assets and Liabilities (net) — (9.1)%	(39,499,803)

	NET ASSETS — 100.0%	$435,607,419

See accompanying Notes to the Financial Statements.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

‡	All or a portion of this security is out on loan.

***	Represents an investment of securities lending cash collateral.

32	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
47	Russell 2000 Mini Index	December 2015	$5,150,730	$(273,272)
112	S&P Mid 400 E-mini Index	December 2015	15,264,480	(486,591)

				$(759,863)

See accompanying Notes to the Financial Statements.	33

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.3
Futures Contracts	(0.2)
Short-Term Investments	15.8
Other Assets and Liabilities (net)	(8.9)

100.0%

34	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.1%

	Australia — 3.2%

305,255	AGL Energy, Ltd.	3,433,250
18,354	Ansell, Ltd.	243,712
912,600	Asaleo Care, Ltd.	1,150,301
21,101	ASX, Ltd.	563,104
327,406	Austria & New Zealand Banking Group, Ltd.	6,275,222
294,129	BGP Holdings Plc¤ ****	—
36,209	BHP Billiton, Ltd.	571,363
63,188	BHP Billiton, Ltd., Sponsored ADR	1,998,005
1,716,137	Brambles, Ltd.	11,771,980
59,812	BT Investment Management, Ltd.	405,099
336,223	Computershare, Ltd.	2,508,352
65,655	CSL, Ltd.	4,139,046
643,094	CSR, Ltd.	1,315,421
4,817	Domino’s Pizza Enterprises, Ltd.	136,481
198,479	Downer EDI, Ltd.	467,284
975,799	Evolution Mining, Ltd.	874,918
259,976	Goodman Group REIT	1,071,195
205,635	Harvey Norman Holdings, Ltd.‡	564,826
62,379	Lend Lease Group	551,526
68,368	M2 Group, Ltd.	456,898
33,341	Macquarie Group, Ltd.	1,813,486
43,324	Magellan Financial Group, Ltd.	580,705
130,170	McMillan Shakespeare, Ltd.	1,127,793
166,764	Orica, Ltd.‡	1,767,320
5,428	Perpetual, Ltd.‡	151,725
537,081	Primary Health Care, Ltd.‡	1,432,980
918,412	Qantas Airways, Ltd.*	2,405,914
31,408	Ramsay Health Care, Ltd.	1,293,531
46,951	Rio Tinto, Ltd.	1,614,192
67,838	Seek, Ltd.‡	575,889
1,094,627	Sigma Pharmaceuticals, Ltd.	573,820
96,033	Sirtex Medical, Ltd.	2,226,053
138,069	Suncorp Group, Ltd.	1,190,229
1,267,257	Telstra Corp., Ltd.	5,005,296
105,339	TPG Telecom, Ltd.	805,608
181,299	Westfield Corp. REIT	1,272,507

	Total Australia	62,335,031

	Austria — 0.3%

69,976	Erste Group Bank AG*	2,032,209
74,444	OMV AG	1,807,787
37,607	Voestalpine AG	1,292,631

	Total Austria	5,132,627

	Belgium — 1.3%

55,042	Ageas	2,257,099
100,986	Anheuser-Busch InBev NV	10,715,095

See accompanying Notes to the Financial Statements.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued
24,012	Anheuser-Busch InBev NV, Sponsored ADR	2,552,956
21,358	bpost SA	506,595
41,830	Colruyt SA	2,011,390
19,032	Delhaize Group	1,685,451
83,430	KBC Groep NV	5,255,634
10,267	Ontex Group NV	315,400
26,397	Proximus	908,790

	Total Belgium	26,208,410

	Bermuda — 0.2%

1,967,433	Esprit Holdings, Ltd.	1,473,371
162,872	Hiscox, Ltd.	2,326,651

	Total Bermuda	3,800,022

	Brazil — 0.1%

573,000	JBS SA	2,417,509

	Canada — 0.5%

20,256	Boardwalk Real Estate Investment Trust REIT	828,249
18,155	Fairfax Financial Holdings, Ltd.	8,229,671

	Total Canada	9,057,920

	Cayman Islands — 0.8%

1,339,500	China Hongqiao Group, Ltd.	634,128
3,714,000	Jiangnan Group, Ltd.	771,645
2,741,000	Lee & Man Paper Manufacturing, Ltd.	1,395,443
158,717	Phoenix Group Holdings	1,968,772
497,250	Tencent Holdings, Ltd.	8,375,952
1,340,000	United Laboratories International Holdings, Ltd. (The)*	687,706
3,810,000	Universal Health International Group Holding, Ltd.	1,256,519
2,144,000	Xinyi Glass Holdings, Ltd.	966,185

	Total Cayman Islands	16,056,350

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,344,131
421,100	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	887,234

	Total China	2,231,365

	Denmark — 2.7%

911	AP Moeller - Maersk AS Class B	1,404,322
11,455	Coloplast AS Class B	811,952
98,839	Danske Bank AS	2,986,931
7,782	DSV AS	290,987
69,415	GN Store Nord AS	1,247,104
29,208	Jyske Bank AS*	1,617,216
15,652	NKT Holding AS	826,119
193,388	Novo Nordisk AS Class B	10,399,781
119,576	Novo Nordisk AS, Sponsored ADR	6,485,802

36	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued
35,874	Novozymes AS Class B	1,565,236
171,447	Pandora AS	20,041,026
38,729	Sydbank AS	1,474,439
454,702	TDC AS	2,344,313

	Total Denmark	51,495,228

	Finland — 0.3%

8,894	Elisa OYJ	300,755
13,703	Kone OYJ‡	521,584
12,657	Konecranes OYJ‡	316,829
60,173	Neste OYJ	1,385,224
91,251	Sponda OYJ	356,424
175,548	UPM-Kymmene OYJ	2,634,748

	Total Finland	5,515,564

	France — 8.1%

167,404	Accor SA	7,828,571
88,521	Airbus Group SE	5,252,382
83,000	Altran Technologies SA	963,091
427	AtoS SE	32,760
111,860	AXA SA	2,712,847
36,300	BNP Paribas SA	2,135,352
30,814	Cap Gemini SA	2,742,883
6,681	Casino Guichard Perrachon SA	355,430
10,638	Christian Dior SE	1,989,570
40,716	Cie de Saint-Gobain	1,766,869
17,759	Cie Generale des Etablissements Michelin	1,618,874
129,388	CNP Assurances	1,795,153
269,712	Danone SA	17,040,103
47,076	Dassault Systemes SA	3,472,169
63,762	Edenred	1,041,893
76,000	Electricite de France SA	1,341,045
36,211	Essilor International SA	4,418,538
14,816	Euler Hermes Group	1,372,204
34,478	Faurecia	1,073,612
49,717	Groupe Eurotunnel SE	676,461
1,131	Iliad SA	228,745
9,996	Ipsen SA	619,605
42,863	IPSOS	841,909
23,724	L’Oreal SA	4,121,047
16,841	Lagardere SCA	466,344
136,990	Legrand SA	7,275,713
35,906	LVMH Moet Hennessy Louis Vuitton SE	6,120,767
56,503	Metropole Television SA	1,079,535
223,200	Natixis SA	1,231,955
47,556	Neopost SA	1,238,522
38,885	Orange SA, Sponsored ADR	587,941
253,612	Orange SA	3,831,454
84,319	Pernod-Ricard SA	8,505,414

See accompanying Notes to the Financial Statements.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	France — continued
21,772	Publicis Groupe SA	1,485,937
41,947	Renault SA	3,010,217
9,419	Safran SA	709,960
173,731	Sanofi	16,533,561
352	Sartorius Stedim Biotech	104,650
51,361	Schneider Electric SE	2,877,305
63,400	Societe Generale SA	2,833,093
32,268	Societe Television Francaise 1	453,370
86,514	Technicolor	597,305
40,299	Thales SA	2,804,685
352,140	Total SA	15,859,921
114,138	UBISOFT Entertainment*	2,312,571
60,857	Valeo SA	8,232,812
134,298	Vivendi SA	3,176,225

	Total France	156,770,370

	Germany — 8.4%

18,165	Allianz SE	2,844,167
22,267	Aurubis AG	1,413,823
26,806	BASF SE	2,043,311
212,088	Bayer AG	27,078,697
1,800	Bayer AG, Sponsored ADR	230,472
22,808	Bayerische Motoren Werke AG	2,016,032
6,948	Bechtle AG	624,324
66,116	Brenntag AG	3,554,422
111,157	Commerzbank AG*	1,168,847
24,959	Continental AG	5,296,324
37,605	DaimlerChrysler AG	2,723,144
259,897	Deutsche Bank AG	6,979,796
21,362	Deutsche Boerse AG	1,837,050
6,888	Deutsche Euroshop AG	309,178
91,019	Deutsche Post AG	2,516,501
123,038	Deutsche Telekom AG	2,181,928
226,603	Deutsche Wohnen AG	6,049,705
116,064	Deutz AG	388,696
66,623	DIC Asset AG‡	598,619
5,412	Drillisch AG	287,042
6,818	Duerr AG	478,091
126,579	E.ON AG	1,084,790
52,900	Evonik Industries AG	1,766,315
17,991	Freenet AG	593,196
161,502	Fresenius Medical Care AG & Co. KGaA	12,580,451
35,196	Fresenius SE & Co. KGaA	2,358,206
64,680	GEA Group AG	2,455,662
20,233	HeidelbergCement AG	1,384,003
293,752	Infineon Technologies AG	3,297,814
130,943	Jenoptik AG	1,850,580
59,166	K+S AG	1,975,492
5,471	KUKA AG‡	418,449

38	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
34,526	LEG Immobilien AG*	2,843,618
22,512	Leoni AG	1,196,825
38,417	METRO AG	1,058,708
23,960	Muenchener Rueckver AG	4,459,045
29,743	ProSiebenSat.1 Media SE	1,455,010
27,895	Rheinmetall AG	1,705,177
55,282	Rhoen-Klinikum AG‡	1,561,788
13,236	SAP SE	855,440
66,856	Siemens AG	5,966,984
27,715	Sixt SE	1,346,659
61,632	Software AG	1,794,048
33,833	STADA Arzneimittel AG	1,208,488
197,581	Symrise AG	11,856,274
132,073	TAG Immobilien AG‡	1,563,138
52,401	Talanx AG*	1,565,590
41,430	Telefonica Deutschland Holding AG	252,590
6,974	Volkswagen AG‡	818,265
281,345	Vonovia SE	9,034,029
7,017	Wacker Chemie AG‡	531,359
19,819	Wirecard AG	946,532
351,540	Zalando SE*	11,631,583

	Total Germany	164,036,277

	Hong Kong — 0.8%

1,837,200	AIA Group, Ltd.	9,565,462
117,200	Hong Kong Exchanges and Clearing, Ltd.	2,695,222
3,458,000	PCCW, Ltd.	1,788,862
342,000	Wheelock & Co., Ltd.	1,490,238

	Total Hong Kong	15,539,784

	Hungary — 0.1%

20,405	MOL Hungarian Oil & Gas Plc	890,221
72,667	Richter Gedeon Nyrt	1,155,401

	Total Hungary	2,045,622

	India — 0.0%

36,200	Tata Motors, Ltd., Sponsored ADR*	814,500

	Indonesia — 0.2%

5,875,600	Bank Mandiri Persero Tbk PT	3,187,924
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,003,005

	Total Indonesia	4,190,929

	Ireland — 0.5%

45,959	Accenture Plc Class A	4,515,932
313,147	C&C Group Plc	1,239,471
38,500	CRH Plc, Sponsored ADR	1,021,790
5,358,279	Governor & Co. of the Bank of Ireland (The)*	2,083,818

	Total Ireland	8,861,011

See accompanying Notes to the Financial Statements.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.5%

249,907	Bezeq Israeli Telecommunication Corp., Ltd.	477,805
70,770	Teva Pharmaceutical Industries, Ltd.	3,999,541
81,022	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,574,502

	Total Israel	9,051,848

	Italy — 1.6%

183,100	Astaldi Spa	1,670,052
42,304	Atlantia Spa	1,183,223
12,685	Danieli & C. Officine Meccaniche Spa-RSP	193,352
9,093	ENI Spa	142,925
5,122	EXOR Spa	223,561
13,400	Industria Macchine Automatiche Spa‡	599,479
3,984,920	Intesa Sanpaolo Spa	14,058,257
195,782	Intesa Sanpaolo Spa-RSP	630,068
16,404	Luxottica Group Spa	1,139,137
34,388	Salvatore Ferragamo Spa‡	917,411
214,391	Saras Spa*	456,366
576,655	Snam Spa	2,964,535
2,114,357	Telecom Italia Spa*	2,596,949
1,363,826	Telecom Italia Spa-RNC	1,398,177
241,429	UniCredit Spa	1,503,103
415,739	Unipol Gruppo Finanziario Spa	1,830,023

	Total Italy	31,506,618

	Japan — 21.3%

196,000	77 Bank, Ltd. (The)	1,118,276
64,200	Aeon Co., Ltd.‡	1,001,091
39,000	Air Water, Inc.	589,141
32,900	Aisin Seiki Co., Ltd.	1,108,406
8,500	Alpine Electronics, Inc.	93,563
17,800	Amano Corp.‡	206,715
307,500	Astellas Pharma, Inc.	3,998,657
60,000	Bank of Kyoto, Ltd. (The)	613,530
399,000	Bank of Yokohama, Ltd. (The)	2,434,951
38,800	Bridgestone Corp.	1,351,173
275,000	Calsonic Kansei Corp.‡	2,078,022
21,886	Canon, Inc., Sponsored ADR	634,037
116,100	Canon, Inc.	3,369,159
273,600	Central Glass Co., Ltd.	1,204,578
10,400	Central Japan Railway Co.	1,684,753
47,500	Century Tokyo Leasing Corp.‡	1,379,870
340,294	Chiba Bank, Ltd. (The)	2,425,989
74,600	Chubu Electric Power Co., Inc.	1,104,960
33,600	Chugai Pharmaceutical Co., Ltd.	1,035,871
74,500	COMSYS Holdings Corp.‡	891,359
395,300	Dai-ichi Life Insurance Co., Ltd. (The)	6,332,322
182,400	Daihatsu Motor Co., Ltd.‡	2,120,679
131,100	Daiichi Sanyko Co., Ltd.‡	2,293,024
53,500	Daiwa House Industry Co., Ltd.	1,330,160

40	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
311,246	Daiwa Securities Group, Inc.	2,020,498
3,700	Denso Corp.	157,122
721,000	DIC Corp.	1,622,394
41,200	East Japan Railway Co.	3,492,335
18,600	Eisai Co., Ltd.‡	1,105,082
20,900	Enplas Corp.‡	727,082
6,200	Fast Retailing Co., Ltd.‡	2,521,652
260,200	Fuji Heavy Industries, Ltd.	9,431,503
148,900	Fuji Media Holdings, Inc.	1,742,923
70,500	Fuji Oil Co., Ltd.	919,357
69,600	FUJIFILM Holdings Corp.	2,615,809
451,000	Fujikura, Ltd.	1,875,947
35,900	Fujitec Co., Ltd.	314,161
310,000	Fujitsu, Ltd.	1,354,136
133,000	Fukuoka Financial Group, Inc.	635,758
58,397	Glory, Ltd.	1,384,570
91,000	Gunma Bank, Ltd. (The)	582,919
230,294	Hachijuni Bank, Ltd. (The)	1,631,483
38,800	Hirose Electric Co., Ltd.‡	4,244,255
32,900	Hitachi Chemical Co., Ltd.‡	455,647
59,600	Hitachi High-Technologies Corp.	1,296,634
116,000	Hokuhoku Financial Group, Inc.	267,440
25,266	Honda Motor Co., Ltd., Sponsored ADR	755,453
48,900	Honda Motor Co., Ltd.	1,460,569
65,700	Hoya Corp.	2,162,486
36,700	IBJ Leasing Co., Ltd.‡	718,540
46,700	Iida Group Holdings Co., Ltd.	732,679
259,800	Inpex Holdings, Inc.	2,324,969
177,100	Isuzu Motors, Ltd.	1,787,555
11,600	IT Holdings Corp.‡	263,827
62,700	Ito En, Ltd.‡	1,317,240
252,500	Itochu Corp.‡	2,682,688
38,900	Iyo Bank, Ltd. (The)	449,254
78,200	Japan Airlines Co., Ltd.	2,765,254
45,700	Japan Exchange Group, Inc.	671,562
482,400	Japan Tobacco, Inc.	15,031,475
178,000	JFE Holdings, Inc.‡	2,344,473
469,714	Joyo Bank, Ltd. (The)	2,486,042
202,000	Kaneka Corp.	1,495,788
663,000	Kanematsu Corp.	934,501
299,408	Kao Corp.	13,625,810
280,000	Kawasaki Kisen Kaisha, Ltd.‡	618,192
766,500	KDDI Corp.	17,193,919
108,300	Keihin Corp.	1,541,569
16,500	Keyence Corp.	7,400,008
81,300	Kiyo Bank, Ltd. (The)	1,309,433
45,700	Kobayashi Pharmaceutical Co., Ltd.	3,454,323
977,000	Kobe Steel, Ltd.‡	1,065,338
104,800	Komatsu, Ltd.‡	1,545,010
104,400	Komori Corp.‡	1,081,155

See accompanying Notes to the Financial Statements.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
458,100	Konica Minolta Holdings, Inc.	4,843,856
17,886	Kose Corp.‡	1,641,082
688,000	Kubota Corp.	9,490,365
342,000	KYB Co., Ltd.‡	908,540
69,000	Kyowa Hakko Kirin Co., Ltd.	1,032,131
71,000	Kyudenko Corp.‡	1,188,464
392,400	Marubeni Corp.‡	1,929,667
82,000	Mazda Motor Corp.	1,303,989
132	MCUBS MidCity Investment Corp. REIT	345,417
105,400	Mitsubishi Chemical Holdings Corp.	553,770
165,500	Mitsubishi Co.	2,725,585
198,000	Mitsubishi Electric Corp.	1,821,015
302,000	Mitsubishi Gas Chemical Co., Inc.	1,399,313
299,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,322,782
70,000	Mitsui Fudosan Co., Ltd.	1,928,264
471,000	Mitsui Mining & Smelting Co., Ltd.‡	850,427
1,773,900	Mizuho Financial Group, Inc.‡	3,337,583
106,800	MS&AD Insurance Group Holdings	2,877,474
16,500	Murata Manufacturing Co., Ltd.	2,146,403
539,000	NEC Corp.	1,664,169
42,900	Nexon Co., Ltd.	575,553
116,900	NHK Spring Co., Ltd.	1,138,208
122,100	Nidec Corp.	8,426,325
148,200	Nihon Kohden Corp.	2,471,343
397,000	Nippon Chemi-Con Corp.	875,155
248,000	Nippon Soda Co., Ltd.	1,419,519
313,200	Nippon Telegraph & Telephone Corp.	11,017,864
95,200	Nippon Television Network Corp.	1,544,075
170,000	Nisshinbo Holdings, Inc.‡	1,925,239
17,700	Nissin Kogyo Co., Ltd.‡	266,483
9,200	Nitto Denko Corp.	553,486
44,800	NOK Corp.	971,541
256,455	Nomura Research Institute, Ltd.	9,896,525
646,641	North Pacific Bank, Ltd.	2,575,003
29,200	NTT Data Corp.	1,476,864
11,406	NTT DoCoMo, Inc., Sponsored ADR	192,533
71,900	Obic Co., Ltd.	3,303,102
82,000	Ogaki Kyoritsu Bank, Ltd. (The)‡	325,494
33,600	Omron Corp.	1,017,277
9,200	Oriental Land Co., Ltd.‡	517,537
705,500	Orix Corp.	9,141,081
68,200	Otsuka Holdings Co., Ltd.	2,195,644
17,100	Paltac Corporation	311,086
37,000	PanaHome Corp.‡	241,425
254,900	Panasonic Corp.	2,592,083
370,000	Prima Meat Packers, Ltd.‡	993,375
431,500	Resona Holdings, Inc.	2,208,310
165,300	Ricoh Co., Ltd.‡	1,674,368
50,800	Ryohin Keikaku Co., Ltd.	10,418,010
24,500	Saizeriya Co., Ltd.	557,819

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
91,000	San-In Godo Bank, Ltd. (The)‡	895,555
39,334	Sankyo Co., Ltd.‡	1,404,200
218,000	Sankyu, Inc.	1,060,050
295,400	Santen Pharmaceutical Co., Ltd.	3,987,805
77,000	Sanwa Holdings Corp.‡	531,563
25,300	Sawai Pharmaceutical Co., Ltd.	1,480,172
116,500	Seiko Epson Corp.	1,651,922
49,000	Sekisui Chemical Co., Ltd.	516,981
264,300	Senshu Ikeda Holdings, Inc.	1,151,618
124,400	Seven & I Holdings Co., Ltd.	5,709,227
121,300	Seven Bank, Ltd.‡	528,482
201,000	Shiga Bank, Ltd. (The)‡	1,027,181
13,000	Shimadzu Corp.	188,177
212,000	Shindengen Electric Manufacturing Co., Ltd.	688,797
41,200	Shinko Electric Industries Co., Ltd.‡	233,670
52,400	Shionogi & Co., Ltd.‡	1,886,684
56,400	Ship Healthcare Holdings, Inc.‡	1,220,861
12,100	Shiseido Co., Ltd.‡	265,634
67,000	Shizuoka Bank, Ltd. (The)	672,568
62,000	Showa Corp.	496,697
34,300	Softbank Group Corp.	1,580,792
1,606,900	Sojitz Corp.‡	2,998,647
96,800	Sompo Japan Nipponkoa Holdings, Inc.	2,827,182
91,300	Sony Corp.	2,236,144
129,800	Sony Financial Holdings, Inc.	2,141,109
10,500	Sugi Holdings Co., Ltd.	473,870
77,100	Sumitomo Dainippon Pharma Co., Ltd.‡	773,354
184,300	Sumitomo Electric Industries, Ltd.	2,371,760
24,100	Sumitomo Forestry Co., Ltd.	271,410
167,000	Sumitomo Heavy Industries, Ltd.	663,568
114,000	Sumitomo Metal Mining Co., Ltd.	1,300,266
223,541	Sumitomo Mitsui Financial Group	8,523,856
254,000	Sumitomo Mitsui Trust Holdings, Inc.	938,450
128,300	Sumitomo Rubber Industries, Ltd.	1,787,623
51,400	Suruga Bank, Ltd.	959,446
33,900	Suzuken Co., Ltd.	1,134,734
284,300	Suzuki Motor Corp.‡	8,799,087
20,000	Sysmex Corp.	1,059,340
220,300	T&D Holdings, Inc.	2,613,649
105,700	Takeda Pharmaceutical Co., Ltd.	4,666,721
40,300	TDK Corp.	2,296,109
185,200	Terumo Corp.‡	5,259,927
22,200	Tokai Rika Co., Ltd.	460,913
173,700	Tokio Marine Holdings, Inc.	6,511,468
97,000	Toshiba TEC Corp.‡	309,513
10,600	Towa Pharmaceutical Co., Ltd.	683,376
70,000	Toyo Ink SC Holdings Co., Ltd.‡	256,888
89,000	Toyo Suisan Kaisha, Ltd.	3,384,768
82,800	Toyoda Gosei Co., Ltd.‡	1,637,641
25,400	Toyota Industries Corp.	1,212,732

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
90,900	TS Tech Co., Ltd.‡	2,493,319
62,300	Tsumura & Co.‡	1,361,120
195,270	USS Co., Ltd.	3,269,968
96,900	Valor Co., Ltd.‡	2,440,539
73,000	Yamaguchi Financial Group, Inc.‡	897,917
95,800	Yamaha Corp.	2,129,975
86,200	Yamaha Motor Co., Ltd.	1,741,465
385,762	Yamato Holdings Co., Ltd.‡	7,409,124
61,800	Yokogawa Electric Corp.‡	648,779
73,000	Yokohama Rubber Co., Ltd. (The)‡	1,292,208

	Total Japan	413,567,329

	Luxembourg — 0.0%

72,772	SAF-Holland SA	958,010

	Malaysia — 0.1%

609,100	Tenaga Nasional Bhd	1,668,654

	Malta — 0.1%

24,173	Unibet Group Plc	2,021,679

	Netherlands — 4.3%

477,564	Aegon NV	2,747,343
86,399	Akzo Nobel NV	5,611,076
11,475	Altice NV Class A*	239,848
35,943	ASM International NV	1,164,737
39,556	BE Semiconductor Industries NV	614,585
53,244	BinckBank NV	438,853
61,087	Corbion NV	1,401,533
16,854	Eurocommercial Properties NV REIT	735,878
6,745	Euronext NV	287,162
17,399	Heineken Holding NV	1,239,344
160,170	Heineken NV	12,950,614
1,281,841	ING Groep NV, ADR	18,177,886
123,892	Koninklijke Ahold NV	2,415,562
84,600	NN Group NV	2,424,338
144,540	NXP Semiconductors NV*	12,585,098
39,338	QIAGEN NV*	1,013,593
19,858	Randstad Holding NV	1,183,741
55,122	TKH Group NV, ADR	1,994,983
249,851	Unilever NV, ADR	10,044,723
98,644	Unilever NV (New York Exchange), ADR	3,965,489
10,964	Vastned Retail NV REIT	474,673
41,234	Wolters Kluwer NV	1,270,015

	Total Netherlands	82,981,074

	New Zealand — 0.1%

918,788	Air New Zealand, Ltd.	1,446,885
45,398	Fisher & Paykel Healthcare Corp., Ltd.	206,253

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued

363,746	Sky Network Television, Ltd.‡	1,082,541

	Total New Zealand	2,735,679

	Norway — 1.4%

834,114	DnB NOR ASA	10,848,750
157,623	Orkla ASA	1,168,575
131,449	Salmar ASA	2,079,982
91,036	SpareBank 1 SMN	576,815
521,231	Statoil ASA	7,588,190
51,667	Statoil ASA, Sponsored ADR	752,272
150,628	Storebrand ASA*	494,379
90,785	Telenor ASA	1,694,897
49,040	Yara International ASA	1,955,826

	Total Norway	27,159,686

	Philippines — 0.1%

2,449,800	Nickel Asia Corp.	337,141
6,261,800	Vista Land & Lifescapes, Inc.	675,803

	Total Philippines	1,012,944

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA	1,505,532

	Portugal — 0.5%

63,753	Altri SGPS SA	256,565
782,528	Banco Espirito Santo SA* ¤ ****	104,819
648,110	Jeronimo Martins SGPS SA	8,743,726
62,901	Portucel SA	218,618

	Total Portugal	9,323,728

	Russia — 0.1%

196,335	Gazprom PAO, Sponsored ADR	792,482
60,584	MMC Norilsk Nickel PJSC, ADR	870,609
32,432	Tatneft PAO (London Exchange), Sponsored ADR	909,367

	Total Russia	2,572,458

	Singapore — 0.2%

146,200	DBS Group Holdings, Ltd.	1,671,700
775,700	Wilmar International, Ltd.	1,407,126
1,209,600	Yangzijiang Shipbuilding Holdings, Ltd.‡	968,064

	Total Singapore	4,046,890

	South Africa — 0.1%

113,251	MTN Group, Ltd.	1,461,334

	South Korea — 0.3%

35,889	Kia Motors Corp.	1,627,928
3,220	Samsung Electronics Co., Ltd.	3,096,663

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

6,440	SK Telecom Co., Ltd.	1,426,442

	Total South Korea	6,151,033

	Spain — 1.8%

226,744	Amadeus IT Holding SA Class A‡	9,685,423
309,821	Banco Santander SA	1,648,002
81,183	Ebro Foods SA	1,594,605
317,118	Ence Energia y Celulosa SA	1,027,185
30,000	Gas Natural SDG SA	584,399
26,221	Grifols SA, ADR	797,118
361,164	Iberdrola SA	2,400,474
256,174	Industria de Diseno Textil SA	8,572,900
733,600	International Consolidated Airlines Group SA (London Exchange)*	6,555,485
20,191	Let’s GOWEX SA* ‡ ¤ ****	—
776,925	Mapfre SA	2,027,811

	Total Spain	34,893,402

	Sweden — 2.8%

118,197	Assa Abloy AB Series B	2,118,700
61,829	Atlas Copco AB Class A	1,487,534
104,357	Atlas Copco AB Class B	2,334,926
42,199	Bilia AB Class A	843,884
96,376	Boliden AB	1,505,720
125,303	Electrolux AB Class B	3,538,014
92,291	Hennes & Mauritz AB Class B	3,367,606
19,483	Industrivarden AB Class A	368,672
69,764	Industrivarden AB Class C	1,222,813
8,274	Investor AB Class A	274,826
50,663	Investor AB Class B	1,740,154
33,594	Modern Times Group MTG AB Class B‡	862,699
633,959	Nordea Bank AB	7,065,752
136,884	Sandvik AB	1,165,400
368,300	SAS AB*	689,947
420,420	Skandinaviska Enskilda Banken AB	4,484,028
78,491	SKF AB Class B	1,443,150
58,760	Svenska Cellulosa AB Class B	1,643,217
274,725	Svenska Handelsbanken AB Class A	3,938,687
9,037	Swedish Match AB	273,023
47,659	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	466,105
1,026,557	Telefonaktiebolaget LM Ericsson Class B	10,091,509
561,589	TeliaSonera AB	3,022,616
98,812	Volvo AB Class B	946,644

	Total Sweden	54,895,626

	Switzerland — 9.2%

124,264	ABB, Ltd.*	2,195,031
93,800	ABB, Ltd., Sponsored ADR*	1,657,446
26,333	Actelion, Ltd.*	3,341,185
195,007	Adecco SA*	14,262,273

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
12,028	Ascom Holding AG	221,237
10,699	Autoneum Holding AG*	1,945,080
5,932	Bucher Industries AG ‡	1,273,278
33,805	Cembra Money Bank AG*	1,995,137
100,635	Clariant AG*	1,694,764
82,184	Coca-Cola HBC AG*	1,744,942
220,026	Credit Suisse Group AG*	5,279,775
4,695	Geberit AG	1,433,781
1,748	Georg Fischer AG	991,181
3,720	Givaudan SA*	6,045,980
18,795	Implenia AG	928,311
62,631	Julius Baer Group, Ltd.*	2,842,300
40,459	LafargeHolcim, Ltd.*	2,120,172
10,229	Lonza Group AG*	1,341,780
440,029	Nestle SA	33,052,260
22,400	Nestle SA, Sponsored ADR	1,685,376
260,235	Novartis AG	23,910,148
48,400	Novartis AG, Sponsored ADR	4,448,928
2,051	Partners Group Holding AG	695,057
10,585	Rieter Holding AG*	1,563,663
105,050	Roche Holding AG	27,699,335
10,496	Schindler Holding AG	1,507,297
2,372	SGS SA	4,136,534
304	Sika AG	938,140
20,393	Swiss Life Holding*	4,547,525
67,566	Swiss Re, Ltd.	5,793,069
11,043	Temenos Group AG*	452,683
340,117	UBS Group AG	6,286,622
40,718	Zurich Insurance Group AG*	9,991,827

	Total Switzerland	178,022,117

	Taiwan — 0.5%

608,000	Fubon Financial Holding Co., Ltd.	949,717
1,610,000	Innolux Corp.	505,175
365,853	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	7,591,450

	Total Taiwan	9,046,342

	Thailand — 0.1%

23,666,400	Sansiri PCL‡	1,111,233

	Turkey — 0.1%

208,146	TAV Havalimanlari Holding AS	1,633,907

	United Kingdom — 17.1%

252,378	3i Group Plc	1,787,481
40,246	Abcam Plc	354,912
396,120	Amlin Plc	3,945,968
637,449	Ashtead Group Plc	9,008,833
163,557	Associated British Foods Plc	8,300,210

See accompanying Notes to the Financial Statements.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
38,633	AstraZeneca Plc	2,455,022
31,100	AstraZeneca Plc, Sponsored ADR	989,602
798,375	BAE Systems Plc	5,427,516
712,929	Barclays Plc	2,639,221
211,562	Barratt Developments Plc	2,072,288
368,807	Beazley Plc	1,998,922
43,526	Berendsen Plc	662,696
94,970	Berkeley Group Holdings Plc	4,814,950
46,950	BHP Billiton Plc, ADR	1,439,957
862,673	BP Plc	4,378,391
75,200	BP Plc, Sponsored ADR	2,298,112
43,921	British American Tobacco Plc, Sponsored ADR	4,834,824
150,646	British American Tobacco Plc	8,336,707
31,681	Britvic Plc	326,185
12,259	BT Group Plc, Sponsored ADR	781,511
412,795	BT Group Plc	2,630,215
109,950	BTG Plc*	1,090,147
300,271	Bunzl Plc	8,070,504
389,007	Cairn Energy Plc*	827,003
349,974	Carillion Plc‡	1,603,694
31,304	Carnival Plc, ADR	1,619,356
185,960	Carnival Plc	9,611,343
570,622	Centrica Plc	1,985,524
1,212,040	Cobham Plc	5,255,632
701,923	Compass Group Plc	11,221,084
17,833	Compass Group Plc, Sponsored ADR	286,933
150,255	Crest Nicholson Holdings Plc	1,302,765
28,278	Diageo Plc, Sponsored ADR	3,048,086
68,639	Dialog Semiconductor Plc*	2,743,655
160,585	Direct Line Insurance Group Plc	913,862
19,722	Domino’s Pizza Group Plc	265,897
126,585	easyJet Plc	3,416,021
726,436	Evraz Plc*	802,628
97,716	Experian Plc	1,570,326
574,920	Firstgroup Plc*	851,955
339,334	GKN Plc	1,382,276
350,104	GlaxoSmithKline Plc	6,720,269
141,400	GlaxoSmithKline Plc, Sponsored ADR	5,436,830
95,292	Greene King Plc‡	1,149,823
47,696	Greggs Plc	785,575
330,360	Halma Plc	3,618,616
779,149	Home Retail Group	1,607,788
47,124	Howden Joinery Group Plc	348,129
946,688	HSBC Holdings Plc	7,170,966
234,825	IG Group Holdings Plc	2,742,947
153,299	IMI Plc	2,207,098
2,600	Imperial Tobacco Group Plc, Sponsored ADR	269,100
47,211	Imperial Tobacco Group Plc	2,446,787
129,048	Inmarsat Plc	1,923,393
39,952	InterContinental Hotels Group Plc	1,383,491

48	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
110,430	Intermediate Capital Group Plc	865,888
28,362	Intertek Group Plc	1,046,861
618,751	ITV Plc	2,311,718
1,284,857	J Sainsbury Plc	5,091,899
140,751	Jardine Lloyd Thompson Group Plc	2,175,006
192,826	John Wood Group Plc	1,800,015
223,010	Liberty Global Plc Class A*	9,576,049
4,197,051	Lloyds TSB Group Plc	4,790,853
1,222,520	Man Group Plc	2,848,431
335,675	Marks & Spencer Group Plc	2,554,186
203,268	Mitchells & Butlers Plc*	973,448
57,396	Ocado Group Plc*	278,838
1,294,785	Old Mutual Plc	3,720,204
167,114	Paragon Group of Cos. Plc (The)	1,001,736
8,268	Persimmon Plc*	252,255
78,229	Petrofac, Ltd.	913,044
302,173	Premier Farnell Plc	480,053
1,132,996	QinetiQ Group Plc	3,876,486
342,149	Reckitt Benckiser Group Plc	31,098,307
187,599	Redrow Plc	1,298,741
29,960	RELX Plc, Sponsored ADR	521,004
53,519	Restaurant Group Plc (The)	547,834
5,183	Rightmove Plc	287,092
51,022	Rio Tinto Plc, Sponsored ADR	1,725,564
171,895	Royal Dutch Shell Plc Class B	4,082,681
46,471	Royal Dutch Shell Plc (Amsterdam Exchange) Class A	1,102,352
29,400	Royal Dutch Shell Plc (BATS) Class B, Sponsored ADR	1,395,912
32,900	Royal Dutch Shell Plc (Turquoise) Class A, Sponsored ADR	1,559,131
6,700	SABMiller Plc, Sponsored ADR	383,642
245,271	Shire Plc	16,762,868
16,280	Shire Plc, ADR	3,341,144
66,482	Spectris Plc	1,707,203
660,644	St James’s Place Plc	8,515,991
232,817	Stagecoach Group Plc	1,191,575
113,586	Standard Chartered Plc	1,098,512
170,027	SVG Capital Plc*	1,204,577
548,132	Tesco Plc	1,525,118
71,798	Unilever Plc, Sponsored ADR	2,927,922
23,719	Unilever Plc	967,484
227,487	Vodafone Group Plc, Sponsored ADR	7,220,437
1,364,736	Vodafone Group Plc	4,321,054
160,839	Whitbread Plc	11,391,419
869,900	WM Morrison Supermarkets Plc‡	2,194,414
211,790	Wolseley Plc	12,405,941
35,010	WPP Plc	730,041
10,589	WPP Plc, Sponsored ADR	1,101,574

	Total United Kingdom	332,329,530

	United States — 2.1%

168,228	Analog Devices, Inc.	9,489,741

See accompanying Notes to the Financial Statements.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
229,203	Cadence Design Systems, Inc.*	4,739,918
239,134	Colgate-Palmolive Co.	15,175,444
197,505	NVIDIA Corp.	4,868,498
26,017	Synopsys, Inc.*	1,201,465
81,328	Texas Instruments, Inc.	4,027,363
44,252	Xilinx, Inc.	1,876,285

	Total United States	41,378,714

	TOTAL COMMON STOCKS (COST $1,834,997,461)	1,787,543,886

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%

312,514	iShares MSCI EAFE Index Fund	17,913,303

	TOTAL INVESTMENT COMPANY (COST $19,216,441)	17,913,303

	PREFERRED STOCKS — 0.8%

	Brazil — 0.1%

727,600	Itausa - Investimentos Itau SA, 5.51%	1,304,653

	Germany — 0.7%

11,957	Bayerische Motoren Werke AG, 4.76%	820,147
100,899	Henkel AG & Co. KGaA, 1.41%	10,356,285
28,649	Porsche Automobil Holding SE, 5.37%	1,218,126
19,016	Volkswagen AG, 5.19%	2,077,403

	Total Germany	14,471,961

	Spain — 0.0%

8,794	Grifols SA, 1.96% Series B	271,492

	TOTAL PREFERRED STOCKS (COST $18,782,048)	16,048,106

	RIGHTS — 0.0%

	Germany — 0.0%

55,282	Rhoen-Klinikum AG, Strike Price $25.54, Expires 10/8/15* ‡	1,234

	TOTAL RIGHTS (COST $6,204)	1,234

50	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 10.3%

		Bank Deposit — 6.2%

119,703,815		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	119,703,815

		Securities Lending Collateral — 4.1%

79,951,616		State Street Institutional U.S. Government Money Market Fund, Premier Class***	79,951,616

		TOTAL SHORT-TERM INVESTMENTS (COST $199,655,431)	199,655,431

		TOTAL INVESTMENTS — 104.1% (Cost $2,072,657,585)	2,021,161,960

		Other Assets and Liabilities (net) — (4.1)%	(79,167,641)

		NET ASSETS — 100.0%	$1,941,994,319

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of the securities at period end is $104,819 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $1,457,972.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $104,819 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $1,457,972.

See accompanying Notes to the Financial Statements.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
1,082	MSCI EAFE E-mini Index	December 2015	$89,237,950	$(2,129,913)

52	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	9.2
Banks	7.3
Food	6.4
Insurance	6.1
Retail	4.8
Telecommunications	4.5
Chemicals	3.9
Commercial Services	3.5
Diversified Financial Services	2.7
Semiconductors	2.6
Auto Parts & Equipment	2.5
Beverages	2.4
Oil & Gas	2.4
Auto Manufacturers	2.1
Household Products & Wares	2.1
Cosmetics & Personal Care	1.8
Electronics	1.7
Agriculture	1.6
Real Estate	1.4
Software	1.4
Distribution & Wholesale	1.3
Media	1.3
Computers	1.2
Miscellaneous — Manufacturing	1.2
Electrical Components & Equipment	1.1
Machinery — Diversified	1.1
Transportation	1.1
Aerospace & Defense	1.0
Health Care — Products	1.0
Health Care — Services	0.9
Unaffiliated Fund	0.9
Airlines	0.8
Building Materials	0.8
Electric	0.8
Leisure Time	0.8
Engineering & Construction	0.7
Mining	0.7
Food Service	0.6
Holding Companies — Diversified	0.6
Home Builders	0.6
Lodging	0.5
Home Furnishings	0.4
Internet	0.4
Forest Products & Paper	0.3
Gas	0.3
Iron & Steel	0.3
Machinery — Construction & Mining	0.3
Metal Fabricate & Hardware	0.3
Office & Business Equipment	0.3
REITS	0.3
Advertising	0.2

See accompanying Notes to the Financial Statements.	53

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Apparel	0.2
Biotechnology	0.2
Entertainment	0.2
Hand & Machine Tools	0.2
Energy-Alternate Sources	0.1
Investment Companies	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Textiles	0.1
Shipbuilding	0.0
Short-Term Investments and Other Assets and Liabilities (net)	6.2

100.0%

54	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 96.7%

	Asset Backed Securities — 11.4%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 1.74%, due 07/15/26† 144A	742,531
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 1.83%, due 07/20/26† 144A	1,691,668
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.29%, due 07/20/26† 144A	985,014
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,560,789
1,470,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	1,486,044
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 0.91%, due 02/16/21†	1,005,889
1,800,000	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, due 01/15/20	1,807,485
1,000,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, due 06/15/20	1,005,876
818,164	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 0.95%, due 09/25/33†	790,968
223,979	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.88%, due 04/25/34†	221,091
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.54%, due 04/28/26† 144A	999,135
750,000	Anchorage Capital CLO 5, Ltd., Series 2014-5A, Class A, 1.89%, due 10/15/26† 144A	746,967
410,301	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.18%, due 12/15/33†	396,070
1,700,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	1,716,711
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	1,214,996
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1, 1.82%, due 04/18/27† 144A	249,068
72,221	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.76%, due 09/25/34†	71,183
7,300,000	BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, due 08/21/17	7,304,723
1,102,863	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,223,306
652,175	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	733,350
5,665,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, due 10/15/18	5,679,808
2,000,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.38%, due 11/15/19	2,013,020
704,152	Colony American Homes, Series 2014-1A, Class A, 1.40%, due 05/17/31† 144A	697,237
3,103,322	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,847,577
1,104,129	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,282,170
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,015,845
1,000,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, due 04/15/26 144A	1,015,312
1,390,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.06%, due 05/15/19	1,391,858
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 0.72%, due 01/20/20†	497,773
500,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 0.71%, due 05/15/20† 144A	497,864
1,600,000	Hertz Vehicle Financing LLC, Series 2015-1A, Class A, 2.73%, due 03/25/21¤	1,592,000
600,000	Hertz Vehicle Financing LLC, Series 2015-3A, Class A, 2.67%, due 09/25/21†††† 144A	599,832
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 1.75%, due 05/05/27† 144A	248,100
341,773	Home Equity Asset Trust, Series 2003-8, Class M1, 1.27%, due 04/25/34†	315,415
3,500,000	HSBC Home Equity Loan Trust, Series 2006-3, Class M1, 0.48%, due 03/20/36†	3,441,021

See accompanying Notes to the Financial Statements.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

250,000	ICG US CLO, Ltd., Series 2014-3A, Class A1B, 3.28%, due 01/25/27 144A	252,224
3,450,000	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.21%, due 06/17/31† 144A	3,395,437
1,175,828	Invitation Homes Trust, Series 2015-SFR3, Class A, 1.51%, due 08/17/32† 144A	1,162,413
500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 1.84%, due 07/15/26† 144A	495,209
1,750,000	Magnetite VIII CLO, Ltd., Series 2014-8A, Class A, 1.77%, due 04/15/26† 144A	1,745,541
250,000	Magnetite XI CLO, Ltd., Series 2014-11A, Class A1, 1.62%, due 01/18/27† 144A	248,804
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,600,736
284,594	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.21%, due 10/25/33†	270,472
341,062	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.39%, due 06/25/33†	333,797
204,163	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.24%, due 06/25/33†	193,704
340,810	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.91%, due 10/25/33† 144A	324,272
1,200,000	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	1,198,781
750,000	Palmer Square CLO, Ltd., Series 2015-2A, Class A1A, 1.79%, due 07/20/27† 144A	745,609
1,000,000	Race Point VIII CLO, Ltd., Series 2013-8A, Class A, 1.58%, due 02/20/25† 144A	990,802
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 1.83%, due 07/25/26† 144A	747,658
750,000	Regatta V Funding CLO, Ltd., Series 2014-1A, Class A1A, 1.86%, due 10/25/26† 144A	748,514
768,926	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.88%, due 05/25/35†	737,757
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	507,979
500,000	Shackleton CLO, Ltd., Series 2014-6A, Class A1, 1.77%, due 07/17/26† 144A	496,815
808,878	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	813,102
1,800,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	1,846,431
2,243,148	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	2,439,392
1,451,888	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,561,860
1,920,751	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	2,010,982
1,728,272	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,855,258
3,272,340	Small Business Administration Participation Certificates, Series 2012-20C, Class 1, 2.51%, due 03/01/32	3,316,766
3,146,059	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,298,467
4,432,703	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,636,812
1,831,456	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,902,736
1,307,455	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,348,625
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	869,713
1,217,827	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,305,262
4,000,000	Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.74%, due 09/15/21	3,999,461
500,000	THL Credit Wind River CLO, Ltd., Series 2014-3A, Class A, 1.92%, due 01/22/27† 144A	496,838

56	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

750,000	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class A, 1.78%, due 07/20/27† 144A	746,993
500,000	Treman Park CLO LLC, Series 2015-1A, Class A, 1.76%, due 04/20/27† 144A	497,893
47,324	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	51,529
1,750,000	Voya CLO, Ltd., Series 2012-2AR, Class AR, 1.59%, due 10/15/22† 144A	1,745,507
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 1.79%, due 04/20/26† 144A	1,288,988
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	503,529

		102,820,364

	Corporate Debt — 36.5%

50,000	21st Century Fox America, Inc., 4.50%, due 02/15/21	54,119
525,000	21st Century Fox America, Inc., 5.65%, due 08/15/20	600,907
1,600,000	21st Century Fox America, Inc., 6.15%, due 02/15/41	1,830,966
475,000	21st Century Fox America, Inc., 6.20%, due 12/15/34	544,435
275,000	21st Century Fox America, Inc., 6.40%, due 12/15/35	320,190
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	24,724
812,000	AbbVie, Inc., 3.20%, due 11/06/22	812,577
300,000	AbbVie, Inc., 3.60%, due 05/14/25	296,476
500,000	AbbVie, Inc., 4.50%, due 05/14/35	484,200
1,050,000	Actavis Funding SCS, 3.00%, due 03/12/20	1,053,545
825,000	Actavis Funding SCS, 3.45%, due 03/15/22	816,711
1,025,000	Actavis Funding SCS, 3.80%, due 03/15/25	992,129
605,000	Actavis Funding SCS, 4.55%, due 03/15/35	558,377
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19	275,800
96,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	108,960
750,000	Aetna, Inc., 4.75%, due 03/15/44	764,566
2,275,000	AgriBank FCB, 9.13%, due 07/15/19	2,814,889
315,000	Agrium, Inc., 4.90%, due 06/01/43	308,529
150,000	Agrium, Inc., 5.25%, due 01/15/45	155,511
1,040,000	AIA Group, Ltd., 3.20%, due 03/11/25 144A	1,000,963
1,438,000	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	1,396,657
2,596,000	Alibaba Group Holding, Ltd., 3.60%, due 11/28/24 144A	2,430,012
425,000	Altria Group, Inc., 2.85%, due 08/09/22	415,875
150,000	Altria Group, Inc., 9.95%, due 11/10/38	240,556
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	678,776
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	162,374
3,731,667	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	3,988,220
205,000	American Express Co., 5.20%††††††	203,268
1,247,000	American International Group, Inc., 4.80%, due 07/10/45	1,278,052
680,000	Amgen, Inc., 5.65%, due 06/15/42	763,985
250,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	305,785
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	237,518
8,000,000	Anadarko Petroleum Corp., 7.42%, due 10/10/36‡‡	3,060,000
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	277,753
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	379,977
1,280,000	ANR Pipeline Co., 9.63%, due 11/01/21	1,705,074
425,000	Anthem, Inc., 4.35%, due 08/15/20	456,286
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,217
730,000	Anthem, Inc., 5.88%, due 06/15/17	782,347

See accompanying Notes to the Financial Statements.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

696,000	Anthem, Inc., 7.00%, due 02/15/19	796,353
160,000	ArcelorMittal, 5.25%, due 02/25/17	158,800
150,000	AT&T, Inc., 2.63%, due 12/01/22‡	142,815
818,000	AT&T, Inc., 3.00%, due 06/30/22	799,250
1,860,000	AT&T, Inc., 3.40%, due 05/15/25	1,778,952
120,000	AT&T, Inc., 3.88%, due 08/15/21	124,792
5,000,000	AT&T, Inc., 3.99%, due 11/27/22‡‡ 144A	3,874,785
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,688
110,000	AT&T, Inc., 4.50%, due 05/15/35	100,947
570,000	AT&T, Inc., 4.75%, due 05/15/46	524,305
400,000	AT&T, Inc., 5.35%, due 09/01/40	396,479
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	661,324
1,675,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,899,688
3,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	3,647,450
1,995,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,268,698
600,000	Bank of America Corp., 2.60%, due 01/15/19	606,570
140,000	Bank of America Corp., 3.88%, due 03/22/17	144,685
500,000	Bank of America Corp., 4.13%, due 01/22/24	523,614
400,000	Bank of America Corp., 4.20%, due 08/26/24	400,450
290,000	Bank of America Corp., 5.00%, due 05/13/21	319,939
420,000	Bank of America Corp., 5.13%††††††	410,550
565,000	Bank of America Corp., 5.63%, due 07/01/20	637,920
555,000	Bank of America Corp., 5.70%, due 01/24/22	633,899
350,000	Bank of America Corp., 7.63%, due 06/01/19	412,260
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	443,413
1,721,000	Bank of America NA, 1.75%, due 06/05/18	1,717,596
375,000	Bank One Capital III, 8.75%, due 09/01/30	537,574
775,000	Barclays Bank Plc, 3.75%, due 05/15/24	784,322
1,450,000	Barclays Plc, 4.38%, due 09/11/24	1,407,373
695,000	Becton Dickinson and Co., 3.73%, due 12/15/24	708,863
1,480,000	Berkshire Hathaway Energy Co., 3.50%, due 02/01/25	1,491,165
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,729,698
1,830,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	2,131,754
2,125,000	BNP Paribas SA, 4.25%, due 10/15/24‡	2,116,011
475,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	464,406
415,000	Boston Properties, LP REIT, 3.13%, due 09/01/23	404,304
1,550,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,655,003
2,735,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	3,098,383
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	283,684
850,000	Boston Scientific Corp., 6.00%, due 01/15/20	954,179
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24¤ 144A	277,900
1,700,000	Burlington Northern Santa Fe LLC, 3.75%, due 04/01/24	1,755,019
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	906,101
2,025,000	Capital One Financial Corp., 3.50%, due 06/15/23	2,011,584
625,000	Capital One Financial Corp., 4.75%, due 07/15/21	682,610
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	1,987,193
915,000	Carnival Corp., 1.88%, due 12/15/17	919,719
214,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	218,548
5,000	CCO Safari II LLC, 4.46%, due 07/23/22 144A	5,008
2,161,000	CCO Safari II LLC, 4.91%, due 07/23/25 144A	2,153,949

58	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

195,000	CCO Safari II LLC, 6.38%, due 10/23/35 144A	197,731
735,000	CCO Safari II LLC, 6.48%, due 10/23/45 144A	743,458
60,000	CCO Safari II LLC, 6.83%, due 10/23/55 144A	60,028
3,247,000	CDP Financial, Inc., 3.15%, due 07/24/24 144A	3,305,777
1,700,000	Cemex Finance LLC, 6.00%, due 04/01/24‡ 144A	1,551,250
450,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	410,625
675,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	668,250
1,125,000	Cemex SAB de CV, 7.25%, due 01/15/21 144A	1,125,000
430,000	CGG SA, 6.50%, due 06/01/21	248,110
525,000	Cigna Corp., 4.00%, due 02/15/22	544,585
800,000	Cigna Corp., 5.38%, due 02/15/42	870,541
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,261,961
325,000	Cigna Corp., 7.88%, due 05/15/27	438,285
814,000	Citigroup, Inc., 2.15%, due 07/30/18	818,596
300,000	Citigroup, Inc., 3.50%, due 05/15/23	292,531
425,000	Citigroup, Inc., 3.88%, due 03/26/25	413,829
560,000	Citigroup, Inc., 3.95%, due 06/15/16	572,270
260,000	Citigroup, Inc., 4.05%, due 07/30/22	265,441
970,000	Citigroup, Inc., 4.50%, due 01/14/22	1,050,579
90,000	Citigroup, Inc., 5.30%, due 05/06/44	93,996
130,000	Citigroup, Inc., 5.90%†††††† ‡	127,075
550,000	Citigroup, Inc., 5.95%††††††	542,976
230,000	Citigroup, Inc., 5.95%††††††	223,531
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,573,200
2,850,000	Comcast Corp., 4.25%, due 01/15/33	2,837,659
320,000	Comcast Corp., 5.65%, due 06/15/35	369,673
130,000	Comcast Corp., 6.50%, due 01/15/17	138,911
20,000	Comcast Corp., 6.50%, due 11/15/35	25,503
90,000	Comcast Corp., 6.95%, due 08/15/37	118,682
300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	372,222
1,131,914	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,252,180
525,000	Corp. Nacional del Cobre de Chile, 4.50%, due 09/16/25‡ 144A	505,323
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	215,994
1,950,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,855,519
1,650,000	COX Communications, Inc., 3.85%, due 02/01/25 144A	1,565,995
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,042,464
500,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20 144A	499,124
1,325,000	CRH America, Inc., 3.88%, due 05/18/25 144A	1,329,649
550,000	CSX Corp., 7.38%, due 02/01/19	642,709
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,142,779
95,000	CVS Health Corp., 4.88%, due 07/20/35	99,996
120,000	CVS Health Corp., 5.13%, due 07/20/45	129,499
900,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	874,513
520,000	Devon Energy Corp., 7.95%, due 04/15/32	640,740
665,000	Discover Financial Services, 3.75%, due 03/04/25	645,279
350,000	DISH DBS Corp., 7.13%, due 02/01/16	353,062
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	431,538
1,325,000	Dominion Resources, Inc., 5.75%, due 10/01/54†	1,363,094
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	350,336
775,000	Dow Chemical Co. (The), 7.38%, due 11/01/29	988,875

See accompanying Notes to the Financial Statements.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,010,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,221,929
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	846,135
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,697,326
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21	204,005
110,000	Ecolab, Inc., 4.35%, due 12/08/21	119,196
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	215,074
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	825,359
1,000,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	1,254,138
1,128,000	Energy Transfer Partners, LP, 4.05%, due 03/15/25	998,750
2,106,000	Ensco Plc, 4.70%, due 03/15/21	1,775,503
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	439,241
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18¤ 144A	1,979,482
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,327,162
825,000	ERP Operating, LP, 4.63%, due 12/15/21	900,341
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49¤ ****	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,198,196
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	934,661
250,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	258,073
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,315,179
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	150,495
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	296,428
540,000	Ford Motor Co., 4.75%, due 01/15/43	508,425
600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	674,787
1,575,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	1,785,133
350,000	Ford Motor Credit Co. LLC, 8.00%, due 12/15/16	376,424
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	695,742
1,281,000	Freeport-McMoRan Copper & Gold, Inc., 5.45%, due 03/15/43	896,700
80,000	General Electric Capital Corp., 4.38%, due 09/16/20	88,320
475,000	General Electric Capital Corp., 4.63%, due 01/07/21	530,467
450,000	General Electric Capital Corp., 4.65%, due 10/17/21	506,558
1,390,000	General Electric Capital Corp., 5.55%, due 05/04/20	1,606,383
720,000	General Electric Capital Corp., 6.38%, due 11/15/67†	773,550
480,000	General Electric Capital Corp., 6.88%, due 01/10/39	673,407
310,000	General Electric Co., 4.50%, due 03/11/44	322,034
450,000	General Motors Co., 4.00%, due 04/01/25	428,352
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,056,732
520,000	Glencore Finance Canada, Ltd., 2.05%, due 10/23/15 144A	519,487
30,000	Glencore Finance Canada, Ltd., 5.80%, due 11/15/16 144A	28,507
944,000	Glencore Funding LLC, 2.13%, due 04/16/18 144A	812,321
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16¤ **** ††† 144A	—
350,000	GLP Capital, LP/GLP Financing II, Inc., 4.88%, due 11/01/20	356,125
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	255,661
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	154,554
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	285,720
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	156,252
565,000	Goldman Sachs Group (The), Inc., 5.38%††††††	552,641
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	743,145
660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	797,503
2,137,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	2,498,867

60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

165,000	HCA, Inc., 4.25%, due 10/15/19	166,856
150,000	HCA, Inc., 5.25%, due 04/15/25	153,563
460,000	HCA, Inc., 5.88%, due 03/15/22	494,500
1,500,000	HCA, Inc., 6.50%, due 02/15/16	1,520,625
1,085,000	HCP, Inc., 4.00%, due 06/01/25	1,065,125
859,000	HCP, Inc., 4.25%, due 11/15/23	865,972
875,000	Health Net, Inc., 6.38%, due 06/01/17	914,602
270,000	Home Depot (The), Inc., 4.40%, due 03/15/45	279,777
945,000	HP Enterprise Co., 2.45%, due 10/05/17†††† 144A	944,471
175,000	HP Enterprise Co., 2.85%, due 10/05/18†††† 144A	174,776
2,150,000	HP Enterprise Co., 3.60%, due 10/15/20†††† 144A	2,149,398
1,929,000	HP Enterprise Co., 4.40%, due 10/15/22†††† 144A	1,925,181
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	866,800
550,000	HSBC Holdings Plc, 5.10%, due 04/05/21	609,456
1,050,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	1,245,411
1,015,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,192,682
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,443,050
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	420,032
1,200,000	Imperial Tobacco Finance Plc, 3.75%, due 07/21/22 144A	1,213,133
2,075,000	Imperial Tobacco Finance Plc, 4.25%, due 07/21/25 144A	2,104,948
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	215,800
120,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	110,550
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	251,370
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	501,742
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	223,698
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	300,494
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,399,801
775,000	JPMorgan Chase & Co., 3.88%, due 09/10/24	769,031
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	97,066
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	929,153
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	215,972
555,000	JPMorgan Chase & Co., 5.30%††††††	546,675
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,344,040
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16¤ **** ††† 144A	—
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	1,027,994
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,271,185
1,600,000	Kinder Morgan Energy Partners, LP, 5.00%, due 08/15/42	1,268,506
850,000	Kinder Morgan Energy Partners, LP, 5.40%, due 09/01/44	704,231
550,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	546,535
1,850,000	Kinder Morgan, Inc., 4.30%, due 06/01/25	1,665,139
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,299,603
1,268,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	1,490,975
450,000	Koppers, Inc., 7.88%, due 12/01/19	452,250
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	367,832
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	390,180
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35 144A	178,135
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	458,880
300,000	L Brands, Inc., 5.63%, due 10/15/23	320,250
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%††††††††	165

See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,191,309
1,600,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,732,341
1,380,000	Lincoln National Corp., 4.00%, due 09/01/23	1,433,976
1,250,000	Lloyds Banking Group Plc, 4.50%, due 11/04/24‡	1,258,887
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,089,810
525,000	Macy’s Retail Holdings, Inc., 6.38%, due 03/15/37	583,136
1,790,000	Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	2,126,176
350,000	Macy’s Retail Holdings, Inc., 6.90%, due 01/15/32	428,804
600,000	Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	740,139
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	231,362
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	759,319
70,000	Medtronic, Inc., 3.13%, due 03/15/22	71,312
190,000	Medtronic, Inc., 3.15%, due 03/15/22	192,883
970,000	Medtronic, Inc., 3.50%, due 03/15/25	990,924
410,000	Medtronic, Inc., 4.38%, due 03/15/35	415,278
625,000	Merck & Co., Inc., 4.15%, due 05/18/43	619,936
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	886,828
1,152,000	MetLife, Inc., 3.00%, due 03/01/25	1,117,528
120,000	MetLife, Inc., 3.05%, due 12/15/22	120,146
105,000	MetLife, Inc., 4.75%, due 02/08/21	116,683
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	458,850
1,160,000	Microsoft Corp., 2.70%, due 02/12/25	1,138,090
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	169,771
80,000	Monsanto Co., 4.40%, due 07/15/44	69,573
1,720,000	Morgan Stanley, 4.10%, due 05/22/23	1,743,671
70,000	Morgan Stanley, 4.75%, due 03/22/17	73,346
325,000	Morgan Stanley, 5.45%††††††	320,372
1,547,000	Morgan Stanley, 7.30%, due 05/13/19	1,807,201
130,000	Morgan Stanley, (MTN), Series F, 0.74%, due 10/18/16†	129,777
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,113,922
1,150,000	Myriad International Holdings BV, 5.50%, due 07/21/25 144A	1,130,956
1,300,000	Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,402,908
400,000	Navient Corp., 4.63%, due 09/25/17	393,750
1,750,000	Navient Corp., 6.00%, due 01/25/17	1,763,125
475,000	Navient Corp., 6.25%, due 01/25/16	480,066
350,000	Navient Corp., 8.45%, due 06/15/18	360,717
1,037,000	New York and Presbyterian Hospital (The), 4.02%, due 08/01/45	983,157
660,000	Nippon Life Insurance Co., 5.10%, due 10/16/44† 144A	683,100
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	785,930
1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,649,024
510,000	Nordea Bank AB, 1.88%, due 09/17/18 144A	511,155
530,000	Norfolk Southern Corp., 4.80%, due 08/15/43	538,323
220,000	Northern States Power Co., 4.13%, due 05/15/44	222,930
350,000	NRG Energy, Inc., 6.25%, due 05/01/24	310,625
320,000	Oracle Corp., 4.30%, due 07/08/34	321,438
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	557,067
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	571,155
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19¤ 144A	727,126

62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

400,000	Petrobras Global Finance BV, 3.88%, due 01/27/16	393,500
1,175,000	Petrobras Global Finance BV, 4.38%, due 05/20/23	769,625
875,000	Petrobras Global Finance BV, 5.38%, due 01/27/21	638,750
992,000	Petroleos Mexicanos, 3.50%, due 01/30/23	895,280
300,000	Petroleos Mexicanos, 4.25%, due 01/15/25 144A	275,250
300,000	Petroleos Mexicanos, 4.50%, due 01/23/26 144A	277,320
600,000	Petroleos Mexicanos, 4.88%, due 01/18/24	582,240
1,150,000	Petroleos Mexicanos, 5.63%, due 01/23/46 144A	940,240
1,650,000	Petroleos Mexicanos, 6.38%, due 01/23/45	1,490,610
1,150,000	Phillips 66, 4.65%, due 11/15/34	1,122,963
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,165,137
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	566,886
675,000	Provident Cos., Inc., 7.25%, due 03/15/28	843,906
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,178,417
1,689,000	PSEG Power LLC, 8.63%, due 04/15/31	2,296,717
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	157,250
2,153,000	RELX Capital, Inc., 3.13%, due 10/15/22	2,116,091
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	817,651
2,950,000	Rio Oil Finance Trust, 6.25%, due 07/06/24 144A	1,895,375
2,700,000	Rio Oil Finance Trust, 6.75%, due 01/06/27 144A	1,676,203
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,126,370
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	176,163
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,698,336
1,075,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	1,146,377
2,050,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	2,221,772
1,220,000	Sempra Energy, 2.40%, due 03/15/20	1,220,030
810,000	Shell International Finance BV, 3.25%, due 05/11/25	802,613
2,419,000	Siemens Financieringsmaatschappij NV, 2.90%, due 05/27/22 144A	2,432,377
850,000	Simon Property Group, LP, 6.75%, due 02/01/40	1,121,468
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	493,491
320,000	SoftBank Group Corp., 4.50%, due 04/15/20 144A	310,688
630,000	Southern Copper Corp., 5.25%, due 11/08/42	479,739
1,865,000	Sprint Nextel Corp., 6.00%, due 12/01/16	1,841,687
1,195,000	St. Jude Medical, Inc., 2.00%, due 09/15/18	1,198,309
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	249,242
850,000	State Street Corp., 4.96%, due 03/15/18	907,117
395,000	State Street Corp., 5.25%††††††	396,975
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	270,000
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	476,743
775,000	Teck Resources, Ltd., 5.20%, due 03/01/42	429,286
700,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	759,500
1,900,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	2,109,000
825,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.72%, due 06/04/38	899,250
725,000	Telecom Italia Spa, 5.30%, due 05/30/24 144A	711,406
1,568,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,640,421
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	288,288
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	88,988
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	370,125
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	226,412

See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

300,000	Time Warner Cable, Inc., 4.00%, due 09/01/21	306,385
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	535,080
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	783,470
700,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	735,239
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,396,483
475,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	558,236
702,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	867,858
260,000	Time Warner, Inc., 4.70%, due 01/15/21	284,249
200,000	Time Warner, Inc., 4.75%, due 03/29/21	217,735
2,965,000	Time Warner, Inc., 7.70%, due 05/01/32	3,860,136
1,250,000	Transcanada Trust, 5.63%, due 05/20/75†	1,202,360
130,000	Transocean, Inc., 5.55%, due 12/15/16	128,863
500,000	UBS AG/Stamford CT, 1.80%, due 03/26/18	499,926
1,033,000	Union Pacific Corp., 4.16%, due 07/15/22	1,111,871
3,600,000	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,685,500
665,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	655,343
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,993,644
900,000	Verizon Communications, Inc., 4.15%, due 03/15/24	932,556
433,000	Verizon Communications, Inc., 4.27%, due 01/15/36	393,968
1,821,000	Verizon Communications, Inc., 4.52%, due 09/15/48	1,606,690
2,719,000	Verizon Communications, Inc., 4.86%, due 08/21/46	2,559,495
2,357,000	Verizon Communications, Inc., 5.01%, due 08/21/54	2,153,876
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	110,073
35,000	Verizon Communications, Inc., 5.15%, due 09/15/23	38,728
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	57,015
3,900,000	Verizon Communications, Inc., 6.55%, due 09/15/43	4,623,696
1,152,000	Viacom, Inc., 4.85%, due 12/15/34	998,196
1,850,000	Vulcan Materials Co., 7.50%, due 06/15/21	2,127,500
1,064,000	Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1,399,649
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,847,944
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	189,883
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	249,070
1,300,000	Wells Fargo & Co., 4.30%, due 07/22/27	1,326,716
1,308,000	Wells Fargo & Co., 4.48%, due 01/16/24	1,374,550
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	98,838
1,100,000	Welltower, Inc., 4.50%, due 01/15/24	1,152,393
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,178,651
925,000	Williams Partners, LP, 4.90%, due 01/15/45	691,080
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	308,669
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	81,466
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	329,037
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	93,847
500,000	Xerox Corp., 2.75%, due 03/15/19	503,055
500,000	Xerox Corp., 4.50%, due 05/15/21	520,200
600,000	Xerox Corp., 5.63%, due 12/15/19	664,841
700,000	Xerox Corp., 6.35%, due 05/15/18	773,191
1,070,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	1,049,857

		330,008,902

64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — 10.6%

1,502,809	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	1,569,871
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	136,737
550,325	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.89%, due 01/25/35†	539,328
2,521,346	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.90%, due 09/11/38†	2,556,342
2,055,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, due 12/10/49†	2,171,961
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,652,957
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,477,773
1,200,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4, 3.46%, due 09/15/48	1,232,722
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,035,480
27,500,000	Citigroup Commercial Mortgage Trust, Inc., (IO), Series 2014-GC21, Class XB, 0.49%, due 05/10/47†	923,120
2,530,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.99%, due 12/10/49†	2,684,777
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	305,648
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	100,364
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,050,752
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,644,038
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,221,269
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,240,433
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.28%, due 05/10/47† 144A	958,664
1,590,933	Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.31%, due 12/15/39	1,626,159
1,526,900	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3, 5.38%, due 02/15/40	1,582,881
1,365,339	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.89%, due 06/15/39†	1,428,452
1,075,147	Credit Suisse Mortgage Trust, Series 2015-3R, Class 10A1, 2.19%, due 10/29/47† 144A	1,067,944
1,500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3, 3.24%, due 04/15/50	1,530,339
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, due 07/25/23†	1,045,308
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2, 2.81%, due 01/25/25	708,740
1,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2, 1.43%, due 08/25/17	1,612,734

See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

28,252,372	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 1.02%, due 10/25/22†	1,446,324
1,684,184	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1.09%, due 10/25/27†	1,676,918
830,722	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1, 1.34%, due 12/25/27†	830,909
500,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M1, 1.66%, due 03/25/28†	500,000
1,162,301	FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M1, 2.14%, due 11/25/24†	1,170,309
287,144	FNMA Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 1.69%, due 02/25/25†	287,873
1,222,731	FNMA Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1.34%, due 05/25/25†	1,218,158
3,920,000	FNMA-ACES, Series 2014-M1, Class ASQ2, 2.32%, due 11/25/18†	4,029,164
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,277,797
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	954,132
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27†	1,754,156
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25	1,332,381
282,170	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.06%, due 05/25/34†	264,463
543,309	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.28%, due 04/10/37†	543,154
4,873,372	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	5,122,504
4,429,223	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	4,601,174
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,818,018
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	909,080
277,120	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	286,579
3,473,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.96%, due 06/15/49†	3,606,898
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,818,303
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	525,957
1,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,500,594
1,684,349	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,770,677
954,856	LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.19%, due 03/01/20† 144A	942,443
946,282	LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.20%, due 04/01/20† 144A	935,073
415,340	LSTAR Securities Investment Trust, Series 2015-5, Class A1, 2.20%, due 04/01/20† 144A	409,899
1,292,437	LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.20%, due 05/01/20† 144A	1,279,802
494,424	LSTAR Securities Investment Trust, Series 2015-8, Class A1, 2.20%, due 08/01/20† 144A	486,191

66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	317,668
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	101,288
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, due 07/15/50	1,340,650
3,448,212	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49†	3,601,207
298,000	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44†	309,727
986,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.99%, due 08/12/45† 144A	1,045,161
1,264,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.99%, due 08/15/45† 144A	1,332,070
202,021	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.48%, due 05/25/35†	204,360
3,093,980	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	3,251,159
2,042,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	2,152,100
3,199,992	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,381,461
42,028	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.52%, due 09/25/33†	42,636
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3, 3.35%, due 09/15/57††††	1,514,896

		95,998,106

	Mortgage Backed Securities - U.S. Government Agency Obligations — 24.3%

793,532	FHLMC, Pool # 1Q0481, 2.13%, due 02/01/38†	838,547
5,399,134	FHLMC, Pool # 1Q1587, 2.45%, due 06/01/37†	5,756,000
937,141	FHLMC, Pool # J26100, 3.00%, due 10/01/28	978,257
848,876	FHLMC, Pool # V60565, 3.00%, due 06/01/29	886,126
1,782,781	FHLMC, Pool # V60603, 3.00%, due 09/01/29	1,859,837
1,806,938	FHLMC, Pool # V60599, 3.00%, due 09/01/29	1,886,190
2,455,444	FHLMC, Pool # G08635, 3.00%, due 04/01/45	2,483,851
3,578,000	FHLMC, Pool # 849820, 3.01%, due 10/01/45†††††	3,709,849
1,791,416	FHLMC, Pool # 849372, 3.10%, due 06/01/44†	1,872,675
1,744,322	FHLMC, Pool # 2B1967, 3.11%, due 12/01/43†	1,821,542
427,283	FHLMC, Pool # J16432, 3.50%, due 08/01/26	453,262
413,609	FHLMC, Pool # J17763, 3.50%, due 01/01/27	438,822
459,985	FHLMC, Pool # Q11218, 3.50%, due 09/01/42	481,111
869,641	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	908,954
1,533,397	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,604,757
749,765	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	785,031
1,595,848	FHLMC, Pool # 849096, 3.60%, due 10/01/41†	1,675,851
3,234,109	FHLMC, Pool # J13193, 4.00%, due 10/01/25	3,464,979
909,088	FHLMC, Pool # G14919, 4.00%, due 06/01/26	973,323
92,868	FHLMC, Pool # G14350, 4.00%, due 12/01/26	98,246
694,732	FHLMC, Pool # G14678, 4.00%, due 12/01/26	744,267
2,784,142	FHLMC, Pool # C91402, 4.00%, due 10/01/31	2,973,089

See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

674,283	FHLMC, Pool # G30700, 4.00%, due 04/01/34	727,097
1,555,731	FHLMC, Pool # A93231, 4.00%, due 08/01/40	1,662,087
1,182,125	FHLMC, Pool # G06231, 4.00%, due 12/01/40	1,263,091
791,415	FHLMC, Pool # A96970, 4.00%, due 02/01/41	845,655
2,592,422	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	2,768,967
1,381,697	FHLMC, Pool # A89870, 4.50%, due 11/01/39	1,498,504
1,483,900	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	1,608,296
226,324	FHLMC, Pool # G07515, 4.50%, due 09/01/41	246,494
983,124	FHLMC, Pool # G08568, 4.50%, due 01/01/44	1,065,157
1,351,407	FHLMC, Pool # G07021, 5.00%, due 09/01/39	1,480,415
2,014,619	FHLMC, Pool # G06576, 5.00%, due 09/01/40††††	2,236,193
376,649	FHLMC, Pool # G01749, 5.50%, due 01/01/35	419,825
362,445	FHLMC, Pool # G06875, 5.50%, due 12/01/38	402,964
959,390	FHLMC, Pool # 782735, 5.58%, due 09/01/36†	1,023,692
15,781	FHLMC, Pool # H09061, 6.00%, due 06/01/37	17,394
690,298	FHLMC, Pool # G06409, 6.00%, due 11/01/39	778,023
5,893,887	FHLMC, Series 4283, Class EW, 4.92%, due 12/15/43†	6,469,846
36,114,592	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.18%, due 01/25/20†	1,316,359
26,844,786	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.34%, due 04/25/20†	1,053,926
218,687	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	248,932
1,000,000	FHLMC TBA, 4.00%, due 03/01/42	1,064,582
59,158	FNMA, Pool # 840589, 2.40%, due 09/01/35†	63,006
915,950	FNMA, Pool # AO7971, 2.50%, due 06/01/27	942,743
496,591	FNMA, Pool # AS5302, 2.50%, due 07/01/30	506,926
1,253,736	FNMA, Pool # AX2197, 2.75%, due 12/01/44†	1,300,108
634,950	FNMA, Pool # AT7040, 2.89%, due 09/01/44†	661,480
1,759,695	FNMA, Pool # AB7505, 3.00%, due 01/01/43	1,789,830
1,326,772	FNMA, Pool # AT0232, 3.00%, due 03/01/43	1,349,324
1,832,858	FNMA, Pool # AU1292, 3.00%, due 07/01/43	1,863,624
98,769	FNMA, Pool # AX6719, 3.00%, due 12/01/44	100,229
494,178	FNMA, Pool # AY4883, 3.00%, due 03/01/45	501,482
219,961	FNMA, Pool # AY7121, 3.00%, due 04/01/45	223,212
993,836	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	1,008,526
2,461,531	FNMA, Pool # AL5088, 3.21%, due 04/01/44†	2,568,678
904,275	FNMA, Pool # AX3719, 3.50%, due 07/01/27	959,316
1,579,148	FNMA, Pool # MA2164, 3.50%, due 02/01/35	1,665,474
1,683,846	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,761,300
2,525,703	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,649,819
1,774,170	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,857,282
1,612,228	FNMA, Pool # AY5617, 3.50%, due 06/01/45††††	1,684,163
750,804	FNMA, Pool # AL2733, 3.87%, due 07/01/41†	798,570
2,065,066	FNMA, Pool # MA1689, 4.00%, due 12/01/33	2,226,638
2,221,913	FNMA, Pool # 725331, 4.00%, due 01/01/34	2,379,105
5,717,342	FNMA, Pool # MA1858, 4.00%, due 04/01/34	6,167,076
1,091,662	FNMA, Pool # AL6300, 4.00%, due 05/01/34	1,185,849
408,397	FNMA, Pool # AS2666, 4.00%, due 06/01/34	440,282
854,757	FNMA, Pool # MA2019, 4.00%, due 09/01/34	921,421

68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,159,555	FNMA, Pool # 932807, 4.00%, due 09/01/40	1,239,612
591,771	FNMA, Pool # AE7685, 4.00%, due 10/01/40	632,646
2,492,143	FNMA, Pool # AH4404, 4.00%, due 01/01/41	2,665,382
2,627,721	FNMA, Pool # AJ4899, 4.00%, due 01/01/42	2,813,255
383,954	FNMA, Pool # AO4109, 4.00%, due 06/01/42	410,692
2,009,450	FNMA, Pool # AL6950, 4.00%, due 12/01/42	2,149,555
481,060	FNMA, Pool # AB9383, 4.00%, due 05/01/43	518,011
2,033,902	FNMA, Pool # AW5109, 4.00%, due 08/01/44	2,174,887
3,792,930	FNMA, Pool # AD0244, 4.50%, due 10/01/24	4,064,983
1,111,004	FNMA, Pool # AL4147, 4.50%, due 01/01/25	1,194,565
254,790	FNMA, Pool # MA0634, 4.50%, due 01/01/31	278,484
866,055	FNMA, Pool # AL5861, 4.50%, due 01/01/31	944,263
1,048,265	FNMA, Pool # AL4549, 4.50%, due 01/01/32	1,142,159
2,424,425	FNMA, Pool # 310098, 4.50%, due 06/01/36	2,641,381
1,418,838	FNMA, Pool # 995243, 4.50%, due 08/01/38	1,541,593
1,517,787	FNMA, Pool # AA4414, 4.50%, due 03/01/39	1,660,845
1,369,484	FNMA, Pool # AD9153, 4.50%, due 08/01/40	1,487,249
1,733,175	FNMA, Pool # AL0215, 4.50%, due 04/01/41*	1,885,591
1,600,175	FNMA, Pool # AL5749, 4.50%, due 07/01/42	1,740,983
2,221,763	FNMA, Pool # AL2439, 5.00%, due 06/01/26	2,394,824
2,148,212	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,379,252
1,377,772	FNMA, Pool # 725027, 5.00%, due 11/01/33	1,525,983
1,208,630	FNMA, Pool # 889834, 5.00%, due 12/01/35	1,357,520
1,176,551	FNMA, Pool # 745148, 5.00%, due 01/01/36	1,297,718
935,760	FNMA, Pool # 995245, 5.00%, due 01/01/39	1,030,155
400,036	FNMA, Pool # AI1892, 5.00%, due 05/01/41	447,805
1,202,806	FNMA, Pool # AI1971, 5.00%, due 05/01/41	1,335,364
1,012,298	FNMA, Pool # AL5955, 5.00%, due 01/01/42	1,118,808
1,257,032	FNMA, Pool # AL6839, 5.00%, due 04/01/42	1,404,059
836,174	FNMA, Pool # AL5788, 5.00%, due 05/01/42	925,144
254,735	FNMA, Pool # AE0011, 5.50%, due 09/01/23	277,062
961,866	FNMA, Pool # 995253, 5.50%, due 12/01/23	1,047,508
1,302,332	FNMA, Pool # AL0278, 5.50%, due 01/01/25	1,425,893
8,839	FNMA, Pool # 254548, 5.50%, due 12/01/32	9,956
885,375	FNMA, Pool # 704235, 5.50%, due 05/01/33	998,250
97,696	FNMA, Pool # 555591, 5.50%, due 07/01/33	110,029
1,234,719	FNMA, Pool # 725221, 5.50%, due 01/01/34	1,390,725
58,268	FNMA, Pool # 735224, 5.50%, due 02/01/35	65,608
110,870	FNMA, Pool # 990906, 5.50%, due 10/01/35	124,693
618,500	FNMA, Pool # 849077, 5.50%, due 01/01/36	693,562
1,236,575	FNMA, Pool # 983471, 5.50%, due 05/01/38	1,380,016
1,299,847	FNMA, Pool # 985184, 5.50%, due 08/01/38	1,450,627
1,794,447	FNMA, Pool # AD6348, 5.50%, due 05/01/40	2,047,470
672,848	FNMA, Pool # AX1916, 5.50%, due 12/01/41	769,629
638,153	FNMA, Pool # AL0144, 5.56%, due 11/01/37†	678,468
740,176	FNMA, Pool # 745506, 5.66%, due 02/01/16	741,007
1,947,479	FNMA, Pool # 725162, 6.00%, due 02/01/34	2,222,620
1,325,057	FNMA, Pool # AD0218, 6.00%, due 09/01/36	1,511,201
711,003	FNMA, Pool # AE0469, 6.00%, due 12/01/39	803,743
435,148	FNMA, Pool # AL0778, 6.50%, due 01/01/49	484,656

See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,185,264	FNMA, Pool # 888369, 7.00%, due 03/01/37	1,381,950
1,538,619	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	1,724,762
1,272,992	FNMA, Series 2007-63, Class VZ, 5.50%, due 07/25/37	1,365,429
2,678,247	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,015,063
1,262,654	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,490,016
114,613	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	128,718
72,119	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	82,027
748,302	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.32%, due 08/25/47†	854,346
1,000,000	FNMA TBA, 2.50%, due 02/01/28	1,019,547
3,500,000	FNMA TBA, 3.50%, due 05/01/43	3,643,527
750,000	FNMA TBA, 4.00%, due 07/01/42	798,604
2,118,637	FNMA Trust, Series 2004-W1, Class 2A2, 7.00%, due 12/25/33	2,506,387
101,243	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	114,574
1,496,535	GNMA, Pool # MA3033, 3.00%, due 08/20/45	1,529,856
1,500,000	GNMA, Pool # MA3104, 3.00%, due 09/20/45	1,533,399
804,032	GNMA, Pool # AB2761, 3.50%, due 08/15/42	845,068
2,532,366	GNMA, Pool # MA2754, 3.50%, due 04/20/45	2,658,329
947,268	GNMA, Pool # 004833, 4.00%, due 10/20/40	1,018,408
794,233	GNMA, Pool # 004977, 4.00%, due 03/20/41	853,760
1,096,540	GNMA, Pool # MA2372, 4.00%, due 11/20/44	1,168,849
2,706,936	GNMA, Pool # MA3035, 4.00%, due 08/20/45††††	2,891,009
847,564	GNMA, Pool # 698474, 4.50%, due 08/15/39	925,515
850,783	GNMA, Pool # 004636, 4.50%, due 02/20/40	925,374
161,484	GNMA, Pool # 004678, 4.50%, due 04/20/40	175,636
2,208,862	GNMA, Pool # 004978, 4.50%, due 03/20/41	2,402,545
3,522,386	GNMA, Pool # 005055, 4.50%, due 05/20/41	3,831,252
444,353	GNMA, Pool # 005334, 5.00%, due 03/20/42	494,316
2,929,561	GNMA, Pool # MA2306, 5.00%, due 10/20/44	3,179,662
2,500,000	GNMA TBA, 3.50%, due 10/01/43	2,619,628
4,500,000	GNMA TBA, 3.50%, due 10/01/43	4,704,958
2,500,000	GNMA TBA, 4.00%, due 04/01/43	2,663,721

		219,649,254

	Municipal Obligations — 2.6%

300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	399,897
1,435,000	City of Houston General Obligation, 6.29%, due 03/01/32	1,758,119
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	91,156
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	587,294
900,000	Energy Northwest, 2.80%, due 07/01/21	927,927
1,565,000	Los Angeles Unified School District, 5.75%, due 07/01/34	1,878,986
910,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,201,946
1,150,000	New Jersey Economic Development Authority, 3.37%, due 02/15/19‡‡	1,031,217
2,049,000	New Jersey Economic Development Authority, 4.27%, due 02/15/20‡‡	1,721,754
925,000	New Jersey Turnpike Authority, 7.10%, due 01/01/41	1,246,058
3,400,000	State of California General Obligation, 7.30%, due 10/01/39	4,714,134
170,000	State of California General Obligation, 7.50%, due 04/01/34	238,355
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,441,400
350,000	State of California General Obligation, 7.63%, due 03/01/40	502,558
1,600,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,670,976

70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Municipal Obligations — continued

2,325,000	State of Illinois General Obligation, 5.67%, due 03/01/18	2,477,962
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,089,250

		22,978,989

	Sovereign Debt Obligations — 0.7%

950,000	Brazilian Government International Bond, 4.25%, due 01/07/25‡	832,437
230,000	Colombia Government International Bond, 5.63%, due 02/26/44	216,200
1,385,000	Hashemite Kingdom of Jordan Government AID Bond, 2.58%, due 06/30/22	1,433,143
475,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	491,160
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	905,380
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	764,070
200,000	Panama Government International Bond, 3.75%, due 03/16/25	194,000
200,000	Panama Government International Bond, 4.00%, due 09/22/24	198,250
150,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44‡‡‡	174,750
650,000	Spain Government International Bond, 4.00%, due 03/06/18 144A	688,861
100,000	Turkey Government International Bond, 7.00%, due 06/05/20	110,750
300,000	Turkey Government International Bond, 7.00%, due 06/05/20	332,250

		6,341,251

	U.S. Government and Agency Obligations — 10.6%

2,030,000	FNMA, 1.50%, due 06/22/20	2,031,382
2,300,000	FNMA, 1.88%, due 10/09/19‡‡	2,137,125
875,000	FNMA, 2.63%, due 09/06/24	897,116
1,235,000	FNMA, 6.63%, due 11/15/30**	1,785,941
1,199,000	Tennessee Valley Authority, 4.25%, due 09/15/65	1,208,715
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	236,244
736,000	U.S. Treasury Bond, 2.50%, due 02/15/45	677,738
2,680,000	U.S. Treasury Bond, 2.88%, due 05/15/43	2,672,287
1,894,000	U.S. Treasury Bond, 3.00%, due 05/15/45	1,938,736
5,514,000	U.S. Treasury Bond, 3.63%, due 08/15/43	6,348,064
4,061,000	U.S. Treasury Bond, 4.50%, due 02/15/36	5,326,469
7,006,313	U.S. Treasury Inflation Indexed Bond, 0.13%, due 04/15/20	6,966,355
724,586	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25	706,378
4,500,000	U.S. Treasury Note, 0.38%, due 05/31/16	4,504,306
280,000	U.S. Treasury Note, 0.63%, due 09/30/17	279,898
3,950,000	U.S. Treasury Note, 0.88%, due 01/15/18	3,961,340
22,520,000	U.S. Treasury Note, 1.38%, due 03/31/20	22,591,546
12,360,000	U.S. Treasury Note, 1.38%, due 08/31/20	12,376,253
6,480,000	U.S. Treasury Note, 1.38%, due 09/30/20	6,479,832
5,945,000	U.S. Treasury Note, 1.63%, due 07/31/19	6,047,955
630,000	U.S. Treasury Note, 1.75%, due 09/30/22	629,803
580,000	U.S. Treasury Note, 2.00%, due 08/15/25	577,040
215,000	U.S. Treasury Note, 2.13%, due 01/31/21	221,905
125,000	U.S. Treasury Note, 2.13%, due 08/15/21	128,685
920,000	U.S. Treasury Note, 2.13%, due 09/30/21	946,743
545,000	U.S. Treasury Note, 3.13%, due 05/15/21	591,091
1,135,000	U.S. Treasury STRIPS, 2.45%, due 08/15/25‡‡	912,343
1,845,000	U.S. Treasury STRIPS, 3.12%, due 08/15/30‡‡	1,255,208
840,000	U.S. Treasury STRIPS, 3.58%, due 11/15/34‡‡	495,309

See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

530,000	U.S. Treasury STRIPS, 4.61%, due 05/15/43‡‡	230,557
530,000	U.S. Treasury STRIPS, 4.73%, due 11/15/44‡‡	220,257

		95,382,621

	TOTAL DEBT OBLIGATIONS (COST $873,904,752)	873,179,487

Shares	Description	Value ($)

	PREFERRED STOCK — 0.3%

	Diversified Financial Services — 0.3%

106,600	Citigroup Capital XIII, 7.88%†	2,738,554

	TOTAL PREFERRED STOCK (COST $2,865,380)	2,738,554

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

80,000	U.S. Treasury Note 10-Year Futures Option with Barclays Capital, Inc., Strike Price $130.50, Expires 10/23/15	11,250

80,000	U.S. Treasury Note 10-Year Futures Option with Barclays Capital, Inc., Strike Price $127.50, Expires 10/23/15	117,500

	TOTAL CALL OPTIONS PURCHASED (COST $84,035)	128,750

	Put Options — 0.0%

1,192,500	Euro Dollar Futures Option with Barclays Capital, Inc., Strike Price $99.38, Expires 12/14/15	2,982
1,192,500	Euro Dollar Futures Option with Barclays Capital, Inc., Strike Price $99.13, Expires 12/14/15	2,981

	TOTAL PUT OPTIONS PURCHASED (COST $94,575)	5,963

	TOTAL OPTIONS PURCHASED (COST $178,610)	134,713

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.8%

	Bank Deposit — 3.1%

28,332,499	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	28,332,499

	TOTAL BANK DEPOSITS (COST $28,332,499)	28,332,499

72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value ($)		Description	Value ($)

Securities Lending Collateral — 0.7%

6,539,643		State Street Institutional U.S. Government Money Market Fund, Premier Class***	6,539,643

		TOTAL SECURITIES LENDING COLLATERAL (COST $6,539,643)	6,539,643

		TOTAL SHORT-TERM INVESTMENTS (COST $34,872,142)	34,872,142

		TOTAL INVESTMENTS — 100.8% (Cost $911,820,884)	910,924,896

		Other Assets and Liabilities (net) — (0.8)%	(7,651,668)

		NET ASSETS — 100.0%	$903,273,228

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

	#	Year of maturity is greater than 2100.

	*	All or a portion of this security is held for open futures collateral.

	**	All or a portion of this security is held for open futures and swaps collateral.

	¤	Illiquid security. The total market value of the securities at period end is $4,576,508 which represents 0.5% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $4,999,873.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $418,994.

	†	Floating rate note. Rate shown is as of September 30, 2015.

	†††	Security is currently in default.

	††††	When-issued security.

	†††††	Security is perpetual and has no stated maturity date.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $124,327,369 which represents 13.8% of net assets.

See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
182	U.S. Treasury Note 2-Year	December 2015	$39,863,688	$72,457
232	U.S. Treasury Note 5-Year	December 2015	27,959,625	165,651
73	U.S. Ultra Bond	December 2015	11,709,656	13,196

				$251,304

Sales
25	U.S. Long Bond	December 2015	$3,933,594	$(49,363)
11	U.S. Treasury Note 10-Year	December 2015	1,416,078	329
42	U.S. Treasury Note 10-Year	December 2015	5,406,844	(56,843)
26	U.S. Ultra Bond	December 2015	4,170,562	(53,066)

				$(158,943)

Written Options

Type of Contract	Counterparty	Number of Contracts/ Notional Amount	Premiums Received	Value at September 30, 2015
CALL — U.S. Treasury Note 10-Year Futures Strike @ $129.00 Expires 10/23/2015	Barclays Capital, Inc.	160	$52,121	$(85,000)
PUT — Euro Dollar Futures Strike @ $99.25 Expires 12/14/2015	Barclays Capital, Inc.	954	63,431	(5,963)
TOTAL			$115,552	$(90,963)

74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	1.74%	12/31/21	$4,070,000	$(35,203)
Receive	3-Month USD LIBOR	1.83%	12/31/21	6,640,000	(134,057)
Receive	3-Month USD LIBOR	1.95%	12/31/21	6,390,000	(166,844)
Receive	3-Month USD LIBOR	1.96%	10/31/21	8,800,000	(188,921)
Receive	3-Month USD LIBOR	2.20%	05/31/22	2,690,000	(96,502)
Receive	3-Month USD LIBOR	2.22%	05/31/22	2,480,000	(89,136)
Receive	3-Month USD LIBOR	2.57%	09/08/24	1,600,000	(87,135)
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	MXN 25,050,000	(21,425)
					$(819,223)

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
$17,000,000	06/20/20	$224,106

Currency Abbreviations

MXN	— Mexican Peso

See accompanying Notes to the Financial Statements.	75

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	96.7
Options Purchased	0.0
Futures Contracts	0.0
Written Options	(0.0)
Swaps	(0.1)
Preferred Stock	0.3
Short-Term Investments	3.8
Other Assets and Liabilities (net)	(0.7)

100.0%

76	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 92.2%

		Corporate Debt — 46.8%

2,000,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A	2,035,000
1,200,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22 144A	930,000
700,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.25%, due 07/01/20	700,875
1,000,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21	1,022,500
1,000,000		Alere, Inc., 6.50%, due 06/15/20	1,020,000
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	607,581
2,400,000		ArcelorMittal, 6.25%, due 03/01/21‡	2,173,488
1,500,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21 144A	1,440,000
1,700,000	EUR	Areva SA, Reg S, 3.13%, due 03/20/23‡‡‡	1,680,602
1,200,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	1,365,285
1,300,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,493,526
2,000,000		Bank of America Corp., Series M, 8.13%† †††††	2,092,500
1,000,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18‡ 144A	732,500
1,000,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	845,000
900,000		Blue Cube Spinco, Inc., 10.00%, due 10/15/25†††† 144A	939,375
1,500,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	1,217,812
2,000,000		Bombardier, Inc., 7.50%, due 03/15/25 144A	1,510,000
1,500,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22‡	543,750
500,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20†††	412,500
1,000,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17†††	805,000
600,000		California Resources Corp., 5.50%, due 09/15/21‡	369,000
1,500,000		California Resources Corp., 6.00%, due 11/15/24‡	899,062
500,000		Calpine Corp., 5.75%, due 01/15/25	469,375
1,000,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,041,250
2,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	1,880,000
1,000,000		Cemex Finance LLC, 6.00%, due 04/01/24‡ 144A	912,500
800,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	854,960
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,500,000
2,000,000		CenturyLink, Inc., 6.75%, due 12/01/23	1,757,500
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,447,865
1,500,000		CGG SA, 6.50%, due 06/01/21	865,500
1,100,700		CHC Helicopter SA, 9.25%, due 10/15/20‡	621,896
325,000		CHC Helicopter SA, 9.38%, due 06/01/21	126,750
1,200,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23 144A	891,437
2,000,000		Chesapeake Energy Corp., 6.13%, due 02/15/21‡	1,403,750
2,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	2,047,420
2,500,000		CIT Group, Inc., 5.00%, due 08/01/23	2,490,625
2,000,000		Citigroup, Inc., 6.30%† †††††	1,926,800
1,000,000		Clayton Williams Energy, Inc., 7.75%, due 04/01/19‡	848,750
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	201,500
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	805,000
600,000		CommScope Technologies Finance LLC, 6.00%, due 06/15/25 144A	577,128
600,000		Concordia Healthcare Corp., 7.00%, due 04/15/23 144A	526,500
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22	677,500
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23‡ 144A	647,460
1,200,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23 144A	1,026,000

See accompanying Notes to the Financial Statements.	77

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

1,500,000		CSC Holdings LLC, 6.75%, due 11/15/21	1,346,250
300,000		CSI Compressco, LP/Compressco Finance, Inc., 7.25%, due 08/15/22	246,000
1,500,000		DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	1,475,812
300,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	260,250
1,500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	1,376,250
1,300,000		DISH DBS Corp., 5.00%, due 03/15/23	1,092,000
500,000		DISH DBS Corp., 5.13%, due 05/01/20	470,000
200,000		DISH DBS Corp., 5.88%, due 11/15/24	170,375
500,000		Drill Rigs Holdings, Inc., 6.50%, due 10/01/17‡ 144A	385,625
300,000		E*TRADE Financial Corp., 4.63%, due 09/15/23	303,750
1,000,000		E*TRADE Financial Corp., 5.38%, due 11/15/22	1,062,500
600,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	413,503
300,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	206,752
1,500,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	1,320,000
600,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 02/01/25 144A	585,750
500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	495,000
2,000,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,000,000
1,200,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24	213,000
600,000		Energy XXI Gulf Coast, Inc., 11.00%, due 03/15/20‡ 144A	285,000
1,000,000		EnQuest Plc, 7.00%, due 04/15/22 144A	625,000
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	62,500
500,000		Equinix, Inc., 4.88%, due 04/01/20	511,250
1,500,000		Equinix, Inc., 5.38%, due 04/01/23	1,474,650
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	554,202
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	578,118
1,100,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23 144A	1,006,500
2,500,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20	2,387,500
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	188,154
500,000	EUR	Financiere Quick SAS, 4.73%, due 04/15/19† 144A	489,219
300,000	EUR	Financiere Quick SAS, 7.48%, due 10/15/19† 144A	266,226
2,000,000		First Data Corp., 8.25%, due 01/15/21 144A	2,080,000
2,000,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,305,000
2,000,000		FMG Resources August 2006 Pty, Ltd., 9.75%, due 03/01/22‡ 144A	1,867,500
600,000		Frontier Communications Co., 7.63%, due 04/15/24	504,000
1,300,000		Frontier Communications Co., 7.88%, due 01/15/27	1,072,500
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	402,993
800,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	847,457
1,000,000		Goodrich Petroleum Corp., 8.00%, due 03/15/18 144A	750,000
700,000		Goodrich Petroleum Corp., 8.88%, due 03/15/19	126,000
1,000,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	1,051,250
800,000		Grifols Worldwide Operations, Ltd., 5.25%, due 04/01/22	793,504
1,200,000		Halcon Resources Corp., 8.88%, due 05/15/21‡	366,000
2,000,000		HCA, Inc., 5.00%, due 03/15/24	2,010,000
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,248,000
1,200,000		Hertz Corp. (The), 6.25%, due 10/15/22‡	1,209,000
700,000		Hertz Corp. (The), 6.75%, due 04/15/19	714,000
600,000		Hologic, Inc., 5.25%, due 07/15/22 144A	608,250
300,000		Horizon Pharma Financing, Inc., 6.63%, due 05/01/23 144A	265,875
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	844,000

78	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22	411,875
1,100,000	EUR	Infor US, Inc., 5.75%, due 05/15/22 144A	1,132,714
2,500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	2,075,000
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	553,886
1,500,000		InterGen NV, 7.00%, due 06/30/23 144A	1,282,500
2,000,000		International Game Technology Plc, 6.25%, due 02/15/22 144A	1,870,000
600,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	585,000
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	940,000
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	1,042,500
1,000,000		JPMorgan Chase & Co., 5.00%† †††††	973,750
1,000,000		JPMorgan Chase & Co., 6.00%† †††††	986,875
700,000		KB Home, 4.75%, due 05/15/19	676,375
1,000,000		KB Home, 7.50%, due 09/15/22	1,022,500
1,000,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	1,072,500
2,000,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19	520,000
700,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	651,000
500,000	EUR	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23 144A	468,881
1,300,000	EUR	Matterhorn Telecom SA, 3.88%, due 05/01/22 144A	1,295,455
800,000		Memorial Resource Development Corp., 5.88%, due 07/01/22	732,000
1,500,000		MGM Resorts International, 6.75%, due 10/01/20	1,556,250
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21‡	200,000
1,500,000		Millicom International Cellular SA, 6.63%, due 10/15/21‡ 144A	1,491,000
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	424,000
2,500,000		Navient Corp., 5.50%, due 01/15/19	2,329,687
500,000		Neptune Finco Corp., 10.88%, due 10/15/25†††† 144A	506,250
1,500,000		Netflix, Inc., 5.88%, due 02/15/25 144A	1,548,750
300,000		NGL Energy Partners, LP/NGL Energy Finance Corp., 5.13%, due 07/15/19	274,500
1,100,000		NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	1,036,750
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24	1,323,750
1,000,000		Ocean Rig UDW, Inc., 7.25%, due 04/01/19‡ 144A	560,940
1,500,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22 144A	1,430,625
1,100,000		Peabody Energy Corp., 6.25%, due 11/15/21	231,000
800,000		Peabody Energy Corp., 10.00%, due 03/15/22‡ 144A	305,000
100,000		Penn Virginia Corp., 8.50%, due 05/01/20	26,375
1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,095,000
24,750,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡	1,391,231
1,000,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	962,500
800,000		Post Holdings, Inc., 6.75%, due 12/01/21 144A	802,000
200,000		Post Holdings, Inc., 7.38%, due 02/15/22	203,750
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	954,036
500,000		Quicksilver Resources, Inc., 7.00%, due 06/21/19††† 144A	187,500
600,000		Radio One, Inc., 9.25%, due 02/15/20 144A	516,000
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	1,007,415
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	708,750
1,000,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	1,002,500

See accompanying Notes to the Financial Statements.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	407,000
2,800,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	3,484,587
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	466,250
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	892,500
100,000		Sabine Pass Liquefaction LLC, 5.63%, due 03/01/25 144A	88,500
1,400,000		Sabre GLBL, Inc., 5.38%, due 04/15/23 144A	1,386,000
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23‡	675,000
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	908,627
900,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	1,032,252
300,000		Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	287,250
1,500,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	1,511,250
2,000,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,510,000
500,000		Sprint Communications, Inc., 7.00%, due 03/01/20 144A	501,250
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,158,150
500,000		Sprint Corp., 7.63%, due 02/15/25	388,438
500,000		Sprint Corp., 7.88%, due 09/15/23	405,938
300,000		SRA International, Inc., 11.00%, due 10/01/19	318,563
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21	285,750
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	919,375
300,000		Stena AB, 7.00%, due 02/01/24 144A	267,000
1,000,000		Stena International SA, 5.75%, due 03/01/24 144A	905,000
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	967,500
1,000,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	962,500
1,000,000		Talen Energy Supply LLC, 6.50%, due 06/01/25‡ 144A	861,250
1,500,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	1,447,500
1,500,000		TEGNA, Inc., 5.13%, due 07/15/20	1,533,750
1,000,000		Tenet Healthcare Corp., 5.00%, due 03/01/19	971,250
1,000,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,065,400
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,940,164
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20††† 144A	780,000
200,000		TransDigm, Inc., 6.00%, due 07/15/22	187,500
1,000,000		TransDigm, Inc., 6.50%, due 07/15/24	944,850
300,000		TransDigm, Inc., 6.50%, due 05/15/25 144A	283,125
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	200,092
800,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22 144A	340,000
1,500,000		Ultra Petroleum Corp., 6.13%, due 10/01/24 144A	862,500
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	847,015
900,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	1,057,297
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,561,589
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	952,500
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	952,500
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	573,000
700,000		Valeant Pharmaceuticals International, Inc., 6.38%, due 10/15/20 144A	697,813
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	659,484

80	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

900,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,383,220
500,000		Visant Corp., 10.00%, due 10/01/17	411,250
1,200,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	1,326,104
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	781,375
1,500,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,458,750
1,500,000		WPX Energy, Inc., 8.25%, due 08/01/23‡	1,365,000
200,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 03/01/25 144A	172,250
800,000		Wynn Macau, Ltd., 5.25%, due 10/15/21‡ 144A	698,500
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,267,856

			177,979,221

		Sovereign Debt Obligations — 45.4%

170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	245,637
4,230,000	BRL	Brazil Letras do Tesouro Nacional, 16.63%, due 01/01/18‡‡	759,532
18,145,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	4,282,103
22,576,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	5,077,416
15,525,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/21	3,143,417
17,470,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/25	3,228,939
7,264,900,000	COP	Colombian TES, 6.00%, due 04/28/28	1,915,058
1,270,200,000	COP	Colombian TES, 7.00%, due 09/11/19	413,320
11,720,100,000	COP	Colombian TES, 7.00%, due 05/04/22	3,685,213
3,870,700,000	COP	Colombian TES, 7.50%, due 08/26/26	1,173,687
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	620,963
9,664,500,000	COP	Colombian TES, 10.00%, due 07/24/24	3,509,477
684,400,000	COP	Colombian TES, 11.00%, due 07/24/20	254,882
1,467,800,000	COP	Colombian TES, 11.25%, due 10/24/18	534,516
363,360,000	HUF	Hungary Government Bond, 2.50%, due 06/22/18	1,329,876
613,490,000	HUF	Hungary Government Bond, 3.50%, due 06/24/20	2,305,590
343,000,000	HUF	Hungary Government Bond, 4.00%, due 04/25/18	1,300,375
1,007,880,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	4,017,508
221,400,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	931,954
71,730,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	306,923
832,960,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	3,439,000
154,560,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	680,577
14,000,000,000	IDR	Indonesia Treasury Bond, 5.25%, due 05/15/18	865,663
26,811,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	1,434,709
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	445,953
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	793,775
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	184,813
24,388,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	1,585,020
78,368,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	4,963,824
213,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	13,461
21,619,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	1,285,147
33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,132,944
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	214,857
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	50,065
1,860,000	MYR	Malaysia Government Bond, 3.17%, due 07/15/16	423,136
12,900,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	2,912,974
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	25,905

See accompanying Notes to the Financial Statements.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	240,725
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	216,224
2,542,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	569,155
5,907,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	1,358,849
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	39,886
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	3,594,004
1,950,000	MYR	Malaysia Government Bond, 4.26%, due 09/15/16	448,146
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	245,365
32,500,000	MXN	Mexican Bonos, 5.00%, due 06/15/17	1,953,573
8,085,400	MXN	Mexican Bonos, 6.50%, due 06/10/21	501,979
48,840,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	2,996,028
68,530,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	4,501,202
29,310,000	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,919,898
56,260,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	3,719,486
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	502,238
17,400,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,399,302
6,643,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	1,844,186
8,868,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	2,544,172
3,400,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	1,114,802
17,745,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	4,834,547
8,076,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	2,315,727
7,643,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	2,283,323
6,017,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	1,783,477
993,000	PLN	Poland Government Bond, 5.75%, due 10/25/21	307,989
10,305,000	RON	Romania Government Bond, 4.75%, due 06/24/19	2,842,613
3,185,000	RON	Romania Government Bond, 4.75%, due 02/24/25	877,859
10,410,000	RON	Romania Government Bond, 5.75%, due 04/29/20	2,990,857
9,090,000	RON	Romania Government Bond, 5.85%, due 04/26/23	2,667,450
2,410,000	RON	Romania Government Bond, 5.95%, due 06/11/21	704,048
33,000,000	RUB	Russian Federal Bond - OFZ, 5.00%, due 08/08/18††	443,196
182,000,000	RUB	Russian Federal Bond - OFZ, 6.20%, due 01/31/18	2,510,597
19,000,000	RUB	Russian Federal Bond - OFZ, 6.40%, due 05/27/20	243,126
379,209,000	RUB	Russian Federal Bond - OFZ, 6.70%, due 05/15/19	5,086,493
7,560,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 08/03/16	111,864
5,500,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 01/25/23	67,822
145,455,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	1,777,010
113,300,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	1,306,546
10,000,000	RUB	Russian Federal Bond - OFZ, 7.35%, due 01/20/16	151,480
21,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 04/19/17	305,676
206,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 06/14/17	2,977,939
6,960,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 03/15/18	98,750
67,880,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 02/27/19	939,226
9,500,000	RUB	Russian Federal Bond - OFZ, 7.60%, due 04/14/21	124,919
44,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	563
20,000,000	RUB	Russian Foreign Bond - Eurobond, Reg S, 7.85%, due 03/10/18‡‡‡	284,438
94,352,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	6,673,287
57,977,612	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	3,907,935
1,071,000	ZAR	South Africa Government Bond, 8.25%, due 09/15/17	78,856
1,147,204	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	77,672

82	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/16	229,841
179,837,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	5,270,054
40,770,000	THB	Thailand Government Bond, 3.65%, due 12/17/21	1,195,085
75,446,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	2,220,168
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	55,439
78,891,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	2,627,197
17,978,224	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	416,576
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,380,571
9,415,000	TRY	Turkey Government Bond, 8.00%, due 03/12/25	2,619,035
4,875,741	TRY	Turkey Government Bond, 8.30%, due 06/20/18	1,509,704
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,187,151
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	500,368
5,331,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	1,660,574
11,764,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	3,794,087
6,354,674	TRY	Turkey Government Bond, 9.00%, due 07/24/24	1,879,485
7,020,972	TRY	Turkey Government Bond, 9.40%, due 07/08/20	2,185,539
504,000	TRY	Turkey Government Bond, 10.40%, due 03/27/19	163,672
11,718,978	TRY	Turkey Government Bond, 10.50%, due 01/15/20	3,829,883

			172,697,143

		TOTAL DEBT OBLIGATIONS (COST $427,340,561)	350,676,364

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 10.7%

		Bank Deposit — 6.2%

23,540,041		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	23,540,041

		Securities Lending Collateral — 4.5%

17,090,658		State Street Institutional U.S. Government Money Market Fund, Premier Class***	17,090,658

		TOTAL SHORT-TERM INVESTMENTS (COST $40,630,699)	40,630,699

		TOTAL INVESTMENTS — 102.9% (Cost $467,971,260)	391,307,063

		Other Assets and Liabilities (net) — (2.9)%	(11,155,687)

		NET ASSETS — 100.0%	$380,151,376

See accompanying Notes to the Financial Statements.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments:

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

†	Floating rate note. Rate shown is as of September 30, 2015.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $83,548,821 which represents 22.0% of net assets.

84	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
12/02/15	BRL	Citibank N.A. London	1,680,000	$415,230	$(15,153)
12/16/15	BRL	Citibank N.A. London	17,905,000	4,405,710	(310,476)
12/16/15	BRL	Goldman Sachs	14,040,000	3,454,687	(50,931)
12/16/15	CLP	Citibank N.A. London	3,264,288,000	4,652,755	(22,201)
12/16/15	COP	Goldman Sachs	14,203,165,413	4,571,026	47,725
12/16/15	COP	Standard Chartered Bank, London	2,766,000,000	890,186	9,294
11/18/15	CZK	Citibank N.A. London	86,808,000	3,567,682	(16,759)
10/22/15	EUR	Deutsche Bank AG	1,200,000	1,339,845	6,388
12/17/15	EUR	Deutsche Bank AG	791,237	884,316	(11,200)
02/22/16	EUR	Deutsche Bank AG	845,049	945,809	(12,945)
12/16/15	EUR	Goldman Sachs	1,700,000	1,899,943	2,471
10/22/15	GBP	Deutsche Bank AG	309,578	467,851	(1,996)
12/17/15	GBP	Deutsche Bank AG	222,000	335,428	(8,850)
02/22/16	GBP	Deutsche Bank AG	1,000,000	1,510,617	(56,483)
12/16/15	HUF	Citibank N.A. London	271,885,000	968,880	4,424
12/16/15	HUF	Goldman Sachs	608,129,649	2,167,109	(2,523)
12/16/15	HUF	Standard Chartered Bank	102,000,000	363,484	(1,846)
12/16/15	IDR	Citibank N.A. London	13,000,000,000	859,771	8,150
12/16/15	IDR	Goldman Sachs	78,217,570,000	5,173,016	(126,277)
12/16/15	IDR	Standard Chartered Bank, London	9,856,205,000	651,852	5,756
12/16/15	INR	Citibank N.A. London	610,502,000	9,181,660	131,487
10/02/15	MXN	Citibank N.A. London	17,597,000	1,041,150	5,619
12/16/15	MXN	Citibank N.A. London	70,990,000	4,175,330	20,588
12/16/15	MXN	Goldman Sachs	109,170,000	6,420,915	(100,166)
12/16/15	MYR	Citibank N.A. London	7,676,321	1,738,059	(83,610)
12/16/15	MYR	Goldman Sachs	3,120,000	706,425	(26,400)
10/21/15	NGN	Barclays Bank Plc	31,934,733	159,609	11,763
10/21/15	NGN	Citibank N.A. London	169,716,804	848,241	79,453
12/16/15	NGN	Citibank N.A. London	92,286,818	451,838	37,066
08/10/16	NGN	Citibank N.A. London	324,186,208	1,433,645	147,229
10/21/15	NGN	Goldman Sachs	26,664,374	133,268	11,513
08/10/16	NGN	Goldman Sachs	70,632,469	312,357	17,903
12/16/15	NGN	Standard Chartered Bank	60,713,182	297,253	23,462
08/10/16	NGN	Standard Chartered Bank	78,488,416	347,098	20,743
08/10/16	NGN	Standard Chartered Bank, London	96,049,818	424,760	30,666
12/16/15	PHP	Citibank N.A. London	219,506,000	4,674,487	18,511
12/16/15	PLN	Citibank N.A. London	8,178,463	2,145,020	(74,780)
12/16/15	PLN	Goldman Sachs	61,787,527	16,205,423	(36,615)
12/16/15	PLN	Standard Chartered Bank	2,986,000	783,158	(6,179)
12/16/15	RUB	Standard Chartered Bank, London	26,300,000	392,789	1,769
12/16/15	THB	Goldman Sachs	216,592,305	5,951,408	(19,376)
12/16/15	TRY	Citibank N.A. London	2,177,000	702,926	7,338
12/16/15	TRY	Standard Chartered Bank	1,294,000	417,816	1,797
12/16/15	TWD	Goldman Sachs	180,430,000	5,481,973	2,710
12/17/15	ZAR	Citibank N.A. London	7,433,000	530,667	(8,741)
10/02/15	ZAR	Goldman Sachs	12,149,942	878,997	8,988
12/17/15	ZAR	Goldman Sachs	86,317,000	6,162,468	(24,876)

					$(355,570)

See accompanying Notes to the Financial Statements.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales
12/02/15	BRL	Citibank N.A. London	11,964,000	$2,957,031	$318,354
12/02/15	BRL	Goldman Sachs	19,695,400	4,867,930	609,862
12/16/15	CNY	Citibank N.A. London	118,000	18,462	(320)
03/16/16	CNY	Citibank N.A. London	35,500,000	5,524,823	(82,125)
12/16/15	COP	Citibank N.A. London	5,779,170,017	1,859,919	(41,001)
12/16/15	COP	Standard Chartered Bank	9,966,600,000	3,207,566	61,244
12/16/15	COP	Standard Chartered Bank, London	1,262,459,984	406,299	(5,518)
11/18/15	CZK	Citibank N.A. London	50,116,517	2,059,716	67,471
12/16/15	CZK	Citibank N.A. London	86,808,000	3,572,464	17,907
11/18/15	CZK	Goldman Sachs	36,703,483	1,508,460	23,048
12/17/15	EUR	Barclays Bank Plc	96,243	107,565	1,691
10/22/15	EUR	Deutsche Bank AG	1,200,000	1,339,845	8,955
12/17/15	EUR	Deutsche Bank AG	800,000	894,110	9,890
02/22/16	EUR	Deutsche Bank AG	1,634,752	1,829,674	26,750
12/16/15	EUR	Goldman Sachs	1,660,100	1,855,350	(7,277)
12/16/15	HUF	Citibank N.A. London	2,131,236,000	7,594,798	(28,369)
12/16/15	HUF	Goldman Sachs	458,710,000	1,634,643	8,713
12/16/15	ILS	Goldman Sachs	36,615,000	9,346,239	96,166
12/16/15	KRW	Citibank N.A. London	689,166,000	580,056	612
01/20/16	KRW	Citibank N.A. London	5,218,000,000	4,389,172	86,801
11/18/15	KRW	Goldman Sachs	5,752,129,000	4,845,081	(56,251)
12/16/15	KRW	Standard Chartered Bank, London	413,000,000	347,613	(3,159)
12/16/15	MXN	Citibank N.A. London	119,974,000	7,056,361	(2,801)
10/21/15	NGN	Citibank N.A. London	39,753,611	198,688	(316)
12/04/15	NGN	Citibank N.A. London	70,656,522	347,814	(20,000)
10/21/15	NGN	Goldman Sachs	70,632,469	353,019	143
10/21/15	NGN	Standard Chartered Bank	78,488,416	392,283	159
10/21/15	NGN	Standard Chartered Bank, London	39,441,415	197,127	80
12/16/15	PEN	Citibank N.A. London	26,283,597	7,990,186	(144,336)
12/16/15	PEN	Standard Chartered Bank	15,510,234	4,715,095	(85,175)
12/16/15	PLN	Citibank N.A. London	7,536,000	1,976,517	19,529
12/16/15	PLN	Goldman Sachs	15,648,704	4,109,486	26,319
12/16/15	RON	Citibank N.A. London	3,230,000	814,517	1,927
12/16/15	RON	Goldman Sachs	15,362,000	3,873,871	(20,172)
12/16/15	RUB	Citibank N.A. London	518,981,585	7,750,953	(290,570)
12/16/15	SGD	Citibank N.A. London	6,574,000	4,607,852	45,648
12/16/15	THB	Goldman Sachs	217,520,544	5,976,914	(2,998)
12/16/15	TRY	Citibank N.A. London	1,591,990	514,033	9,080
12/16/15	TRY	Goldman Sachs	13,635,000	4,402,569	(5,171)
12/16/15	TWD	Goldman Sachs	321,675,818	9,773,420	48,711
12/17/15	ZAR	Citibank N.A. London	3,000,000	214,180	3,277

					$696,778

86	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigeria Naira
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
1,041	South Africa Government Bond, Series R2037	November 2015	$7,289,372	$(163,612)
119	South Africa Government Bond, Series R204	November 2015	895,211	497
481	South Africa Government Bond, Series R208	November 2015	3,302,263	(26,433)

				$(189,548)

See accompanying Notes to the Financial Statements.	87

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	46.8
Sovereign Debt Obligations	45.4
Forward Foreign Currency Contracts	0.1
Futures Contracts	(0.1)
Short-Term Investments	10.7
Other Assets and Liabilities (net)	(2.9)

100.0%

88	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.2%

	Bermuda — 0.5%

160,719	Cosan, Ltd. Class A	464,478
5,700	Credicorp, Ltd.	606,252
18,167,000	GOME Electrical Appliances Holding, Ltd.‡	2,841,982
1,229,000	Nine Dragons Paper Holdings, Ltd.	644,954

	Total Bermuda	4,557,666

	Brazil — 4.7%

2,265,757	AMBEV SA, ADR	11,102,209
721,500	AMBEV SA	3,518,761
756,901	Banco Bradesco SA, ADR‡	4,056,989
405,900	Banco do Brasil SA	1,549,412
280,927	BB Seguridade Participacoes SA	1,750,348
241,386	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	671,670
45,600	BR Malls Participacoes SA	119,784
135,200	BRF SA	2,396,757
58,100	Centrais Eletricas Brasileiras SA*	76,602
43,837	CETIP SA - Mercados Organizados	362,194
314,911	Cielo SA	2,899,242
207,592	Companhia Energetica de Minas Gerais, Sponsored ADR‡	369,514
112,500	Cosan SA Industria e Comercio	568,723
363,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	755,774
39,000	EDP - Energias do Brasil SA	112,437
210,900	Estacio Participacoes SA	746,792
734,490	Itau Unibanco Holding SA, ADR	4,862,324
864,300	JBS SA	3,646,515
228,700	Lojas Americanas SA	677,149
223,500	Lojas Renner SA	1,032,760
87,000	Porto Seguro SA	657,643
106,800	Raia Drogasil SA	1,048,702
235,386	Souza Cruz SA	1,584,235
110,372	Ultrapar Participacoes SA	1,851,568

	Total Brazil	46,418,104

	Cayman Islands — 6.0%

12,858	Alibaba Group Holding, Ltd., Sponsored ADR*	758,236
1,199,000	ANTA Sports Products, Ltd.	3,129,705
9,202	Autohome, Inc., ADR* ‡	299,341
5,389	Baidu, Inc., Sponsored ADR*	740,502
2,812,000	Belle International Holdings, Ltd.	2,455,809
8,949	Bitauto Holdings, Ltd., ADR*	266,412
3,580,000	China Resources Cement Holdings, Ltd.	1,625,389
426,000	China Resources Land, Ltd.	1,007,364
255,000	Country Garden Holdings Co., Ltd.‡	92,472
444,000	ENN Energy Holdings, Ltd.‡	2,145,199
4,147,000	Evergrande Real Estate Group, Ltd.‡	2,369,912
1,790,000	Geely Automobile Holdings, Ltd.	858,442
137,000	Kingsoft Corp., Ltd.	270,002

See accompanying Notes to the Financial Statements.	89

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

5,621,000	Lee & Man Paper Manufacturing, Ltd.	2,861,652
38,829	NetEase, Inc., ADR	4,664,139
523,448	Sands China, Ltd.	1,588,647
154,500	Shimao Property Holdings, Ltd.	234,453
64,350	Silicon Motion Technology Corp., ADR	1,757,399
1,728,000	Sino Biopharmaceutical, Ltd.	2,146,820
185,500	SOHO China, Ltd.‡	72,270
1,555,000	Sunac China Holdings, Ltd.	829,250
1,022,900	Tencent Holdings, Ltd.	17,230,290
39,698	Vipshop Holdings, Ltd., ADR* ‡	666,926
1,141,000	Want Want China Holdings, Ltd.‡	937,569
5,396,500	WH Group, Ltd.* 144A	2,681,281
69,149	WuXi PharmaTech Cayman, Inc., ADR*	2,987,928
6,366,000	Xinyi Solar Holdings, Ltd.‡	2,200,243
597,000	Zhen Ding Technology Holding, Ltd.	1,718,746

	Total Cayman Islands	58,596,398

	Chile — 0.9%

28,705,135	Banco de Chile	2,986,252
61,700	Banco Santander Chile, ADR	1,124,174
34,591,387	Banco Santander Chile	1,566,273
44,155	Cencosud SA	85,757
9,357,373	Corpbanca SA	82,352
69,019	Empresas COPEC SA	624,235
1,534,699	Enersis SA	384,956
145,300	Enersis SA, Sponsored ADR	1,836,592
96,487	Latam Airlines Group SA, Sponsored ADR* ‡	470,857

	Total Chile	9,161,448

	China — 11.4%

5,947,000	Agricultural Bank of China, Ltd. Class H	2,252,552
2,474,000	Air China, Ltd. Class H	1,990,587
34,953,000	Bank of China, Ltd. Class H	15,129,027
2,207,000	Bank of Communications Co., Ltd. Class H	1,536,037
1,769,000	China Cinda Asset Management Co., Ltd. Class H	616,980
1,336,000	China CITIC Bank Corp., Ltd. Class H*	780,254
1,652,000	China Communications Construction Co., Ltd. Class H	2,046,998
3,144,000	China Communications Services Corp., Ltd. Class H	1,217,301
17,719,000	China Construction Bank Corp. Class H	11,869,022
2,376,000	China Everbright Bank Co., Ltd. Class H	1,034,054
1,286,000	China Life Insurance Co., Ltd. Class H	4,488,902
199,000	China Longyuan Power Group Corp., Ltd. Class H	215,092
1,134,600	China Minsheng Banking Corp., Ltd. Class H	1,050,310
2,486,000	China Petroleum & Chemical Corp. Class H	1,535,414
1,232,000	China Railway Group, Ltd. Class H	1,133,260
1,585,500	China Shenhua Energy Co., Ltd. Class H	2,443,137
1,836,000	China Southern Airlines Co., Ltd. Class H	1,354,382
1,454,000	China Telecom Corp., Ltd. Class H	700,740
623,600	China Vanke Co., Ltd. Class H‡	1,333,914

90	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	China — continued

95,100	Dalian Wanda Commercial Properties Co., Ltd. Class H	546,573
3,334,000	Dongfeng Motor Group Co., Ltd. Class H	4,182,077
1,476,000	Great Wall Motor Co., Ltd. Class H	1,670,504
6,410,000	Huaneng Power International, Inc. Class H	6,971,891
28,889,000	Industrial & Commercial Bank of China Class H	16,748,653
2,088,000	Jiangsu Expressway Co., Ltd. Class H	2,685,185
1,406,000	Jiangxi Copper Co., Ltd. Class H	1,724,389
138,800	New China Life Insurance Co., Ltd. Class H	599,395
3,746,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	1,840,443
2,820,760	PICC Property & Casualty Co., Ltd. Class H	5,545,794
1,129,000	Ping An Insurance Group Co. Class H	5,634,953
208,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	132,289
3,582,500	Sinopec Engineering Group Co., Ltd. Class H	3,132,311
3,670,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H*	1,431,930
526,000	Sinopharm Group Co., Ltd. Class H	1,853,617
817,000	Sinotrans, Ltd. Class H	389,284
75,172	Tsingtao Brewery Co., Ltd. Class H‡	331,545
943,000	Weichai Power Co., Ltd. Class H	883,083
528,000	Zhejiang Expressway Co., Ltd. Class H	581,585
298,000	Zhuzhou CSR Times Electric Co., Ltd. Class H	2,223,911

	Total China	111,837,375

	Colombia — 0.1%

204,776	Cementos Argos SA	626,177

	Czech Republic — 0.2%

9,559	Komercni Banka AS	2,072,662

	Denmark — 0.1%

18,092	Carlsberg AS Class B	1,391,092

	Hong Kong — 5.6%

939,800	AIA Group, Ltd.	4,893,110
1,247,000	China Agri-Industries Holdings, Ltd.* ‡	433,595
206,000	China Everbright International, Ltd.	291,995
360,000	China Everbright, Ltd.	828,795
100,000	China Merchants Holdings International Co., Ltd.	296,023
133,762	China Mobile, Ltd., Sponsored ADR	7,958,839
908,500	China Mobile, Ltd.	10,807,600
1,660,000	China Overseas Land & Investment, Ltd.	5,076,786
248,137	China Resources Enterprise, Ltd.‡	462,183
1,874,000	China Resources Power Holdings Co., Ltd.	4,276,394
334,000	CITIC, Ltd.	611,284
191,146	CLP Holdings, Ltd.	1,631,360
7,185,000	CNOOC, Ltd.‡	7,437,332
11,736	CNOOC, Ltd., Sponsored ADR‡	1,209,747
2,066,000	Far East Horizon, Ltd.	1,610,446
307,998	Link REIT	1,693,746
402,709	Power Assets Holdings, Ltd.	3,821,661

See accompanying Notes to the Financial Statements.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

672,000	Shanghai Industrial Holdings, Ltd.	1,493,077
184,000	Sino-Ocean Land Holdings, Ltd.	100,002

	Total Hong Kong	54,933,975

	Hungary — 0.5%

3,142	MOL Hungarian Oil & Gas Plc	137,078
125,815	OTP Bank Nyrt	2,427,150
122,892	Richter Gedeon Nyrt	1,953,975

	Total Hungary	4,518,203

	India — 11.1%

664,372	Aurobindo Pharma, Ltd.	7,820,788
54,248	Bajaj Auto, Ltd.	1,919,908
22,998	Bharat Petroleum Corp., Ltd.	298,142
84,324	Bharti Airtel, Ltd.	435,040
299,448	Cipla, Ltd.	2,912,090
176,961	Coal India, Ltd.	878,123
40,264	Colgate-Palmolive India, Ltd.	592,716
86,171	Divi’s Laboratories, Ltd.* ****	1,471,890
86,171	Divi’s Laboratories, Ltd.	1,471,890
2,770	Dr Reddy’s Laboratories, Ltd.	175,660
59,699	Dr. Reddy’s Laboratories, Ltd., ADR	3,815,363
1,348	Eicher Motors, Ltd.	366,384
25,827	Godrej Consumer Products, Ltd.	480,277
547,689	HCL Technologies, Ltd. Class T	8,236,754
30,015	HDFC Bank, Ltd.	490,208
85,554	HDFC Bank, Ltd., ADR	5,226,494
5,198	Hero MotoCorp Ltd.	190,004
313,311	Hindustan Unilever, Ltd.	3,902,824
356,697	Housing Development Finance Corp., Ltd.	6,604,324
833,685	ICICI Bank, Ltd.	3,438,786
605,612	Idea Cellular, Ltd.	1,372,160
286,236	Indiabulls Housing Finance, Ltd.	3,498,982
388,209	Infosys, Ltd.	6,890,056
333,861	Infosys, Ltd., Sponsored ADR‡	6,373,407
1,176,338	ITC, Ltd.	5,926,851
1,203,749	JSW Energy, Ltd.	1,735,213
129,068	Kotak Mahindra Bank, Ltd.	1,277,233
42,631	Marico, Ltd.	262,994
284,610	Motherson Sumi Systems, Ltd.	1,010,285
8,711	Nestle India, Ltd.	846,076
320,179	Oil & Natural Gas Corp., Ltd.	1,124,477
944,098	Power Finance Corp., Ltd.	3,313,133
25,956	Reliance Industries, Ltd. (London Exchange), GDR 144A	676,387
507,223	Rural Electrification Corp., Ltd.	2,124,123
19,585	State Bank of India, Ltd., Reg S, GDR‡‡‡	714,210
342,114	Sun Pharmaceutical Industries, Ltd.	4,551,737
153,751	Tata Consultancy Services, Ltd.	6,061,850
466,489	Tata Motors, Ltd.*	2,124,841

92	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	India — continued

89,300	Tata Motors, Ltd., Sponsored ADR*	2,009,250
62,510	Tata Steel, Ltd.	204,549
43,686	Westlife Development, Ltd.* ¤	173,446
388,383	Wipro, Ltd.	3,544,409
98,693	Wipro, Ltd., ADR‡	1,212,937
49,794	Zee Entertainment Enterprises, Ltd.	297,900

	Total India	108,054,171

	Indonesia — 2.3%

185,300	Astra Agro Lestari Tbk PT	230,538
2,628,100	Astra International Tbk PT	941,249
2,950,461	Bank Central Asia Tbk PT	2,477,355
185,000	Bank Mandiri Persero Tbk PT	100,375
4,170,700	Bank Negara Indonesia Persero Tbk PT	1,181,471
1,568,700	Bank Rakyat Indonesia Persero Tbk PT	931,788
1,687,700	Indofood Sukses Makmur Tbk PT	639,225
13,627,300	Kalbe Farma Tbk PT	1,283,913
785,636	Matahari Department Store Tbk PT	865,565
7,449,300	Perusahaan Gas Negara Persero Tbk PT	1,294,511
2,667,800	Tambang Batubara Bukit Asam Persero Tbk PT	1,027,773
44,800	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,597,120
40,723,440	Telekomunikasi Indonesia Persero Tbk PT	7,317,158
697,096	Unilever Indonesia Tbk PT	1,809,342
661,310	United Tractors Tbk PT	792,810

	Total Indonesia	22,490,193

	Luxembourg — 0.1%

109,450	Ternium SA, Sponsored ADR	1,345,140

	Malaysia — 1.5%

2,141,000	AirAsia Bhd	625,646
1,538,500	AMMB Holdings Bhd	1,599,717
564,800	Axiata Group Bhd	745,415
34,705	British American Tobacco Malaysia Bhd	476,966
185,000	Genting Bhd	306,359
1,881,400	Genting Malaysia Bhd	1,778,324
275,000	IJM Corp. Bhd	201,736
347,900	IOI Corp. Bhd	323,478
1,923,725	Malayan Banking Bhd	3,755,166
69,700	MISC Bhd	139,560
547,500	Petronas Chemicals Group Bhd	765,828
290,400	Public Bank Bhd	1,158,834
814,200	Tenaga Nasional Bhd	2,230,534
203,900	UMW Holdings Bhd	349,137

	Total Malaysia	14,456,700

	Malta — 0.1%

69,819	Brait SE*	710,473

See accompanying Notes to the Financial Statements.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Mexico — 4.2%

513,200	Alfa SAB de CV Class A	995,708
3,224,700	America Movil SAB de CV Series L‡	2,673,494
266,806	America Movil SAB de CV Series L, Sponsored ADR‡	4,415,639
126,000	Arca Continental SAB de CV	707,817
78,416	Cemex SAB de CV, Sponsored ADR*	548,128
19,300	El Puerto de Liverpool SAB de CV	249,934
370,000	Fibra Uno Administracion SA de CV REIT	762,193
231,100	Fomento Economico Mexicano SAB de CV	2,061,071
102,867	Fomento Economico Mexicano SAB de CV, Sponsored ADR	9,180,880
65,700	Genomma Lab Internacional SAB de CV Class B*	53,966
1,315,200	Gentera SAB de CV‡	2,143,527
186,200	Gruma SAB de CV Class B	2,554,561
1,294,626	Grupo GICSA SA de CV* ‡	1,091,667
1,559,740	Grupo Mexico SAB de CV Series B‡	3,763,422
90,800	Grupo Televisa SAB	471,715
93,445	Grupo Televisa SAB, Sponsored ADR	2,431,439
76,876	Industrias Penoles SAB de CV	1,048,844
573,300	OHL Mexico SAB de CV*	737,483
2,302,887	Wal-Mart de Mexico SAB de CV‡	5,667,955

	Total Mexico	41,559,443

	Netherlands — 0.1%

29,218	Unilever NV	1,174,647

	Pakistan — 0.1%

379,185	Habib Bank, Ltd.	715,867

	Panama — 0.1%

149,394	Avianca Holdings SA, Sponsored ADR*	708,128

	Peru — 0.0%

12,700	Cia de Minas Buenaventura SA, ADR	75,692

	Philippines — 0.4%

818,490	Aboitiz Equity Ventures, Inc.	1,006,458
1,574,369	Metropolitan Bank & Trust Co.	2,750,990

	Total Philippines	3,757,448

	Poland — 0.8%

2,891	CCC SA	124,841
166,597	Energa SA	740,024
24,080	Eurocash SA	283,397
22,866	KGHM Polska Miedz SA	494,168
218,065	Orange Polska SA	417,454
474,731	PGE Polska Grupa Energetyczna SA	1,686,690
50,170	Polski Koncern Naftowy Orlen SA	874,933
810,321	Polskie Gornictwo Naftowe i Gazownictwo SA	1,391,320
15,562	Powszechny Zaklad Ubezpieczen SA	1,597,260

	Total Poland	7,610,087

94	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Qatar — 0.7%

42,141	Commercial Bank QSC (The)	653,228
63,055	Doha Bank QSC	869,918
30,592	Industries Qatar QSC	1,033,673
79,780	Qatar National Bank SAQ	4,113,078

	Total Qatar	6,669,897

	Russia — 2.0%

487,555	Gazprom PAO, Sponsored ADR	1,967,956
717,979	Gazprom PAO (OTC Exchange), Sponsored ADR	2,914,995
26,850	LUKOIL PJSC (DTC Shares), Sponsored ADR	914,511
50,065	LUKOIL PJSC (Euroclear Shares), Sponsored ADR	1,703,873
7,226	MegaFon PJSC, Reg S, GDR‡‡‡	87,796
227,055	MMC Norilsk Nickel PJSC, ADR	3,262,780
8,429	MMC Norilsk Nickel PJSC, ADR	121,127
189,063	Mobile Telesystems PJSC, Sponsored ADR	1,365,035
7,128	NOVATEK OAO, Reg S, GDR‡‡‡	661,133
157,228	Rosneft Oil Co., Reg S, GDR‡‡‡	580,171
92,659	Rosneft Oil Co., Reg S, (London Exchange), GDR‡‡‡	342,905
61,800	Rostelecom PJSC, Sponsored ADR	484,512
23,052	Severstal PAO, Reg S, GDR‡‡‡	244,638
27,072	Sistema JSFC (OTC Exchange), Reg S, GDR‡‡‡	186,255
191,091	Sistema JSFC, Reg S, GDR‡‡‡	1,317,977
137,124	Surgutneftegas OAO, Sponsored ADR	701,067
74,538	Tatneft PAO, Sponsored ADR	2,083,337
13,629	Tatneft PAO (London Exchange), Sponsored ADR	382,146

	Total Russia	19,322,214

	South Africa — 4.9%

200,233	Barclays Africa Group, Ltd.	2,469,835
12,264	Capitec Bank Holdings, Ltd.	444,816
778,728	FirstRand, Ltd.	2,774,497
268,606	Foschini Group, Ltd. (The)	2,728,267
437,594	Gold Fields, Ltd.	1,154,798
353,595	Growthpoint Properties, Ltd.	656,647
36,256	Hyprop Investments, Ltd. REIT	316,845
14,135	Imperial Holdings, Ltd.	173,569
178,101	Investec, Ltd.	1,365,464
94,220	Liberty Holdings, Ltd.	861,504
62,126	Life Healthcare Group Holdings, Ltd.	160,252
11,199	Mediclinic International, Ltd.	89,601
773,140	MMI Holdings, Ltd.	1,332,801
59,692	Mondi, Ltd.	1,255,673
29,069	Mr Price Group, Ltd.	406,648
363,395	MTN Group, Ltd.	4,689,067
58,359	Naspers, Ltd. Class N	7,339,179
555,432	Netcare, Ltd.	1,461,705
56,247	Pick n Pay Stores, Ltd.‡	269,967
43,025	Rand Merchant Insurance Holdings, Ltd.	129,130
2,859,690	Redefine Properties, Ltd.	2,423,807

See accompanying Notes to the Financial Statements.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

149,363	Remgro, Ltd.	2,729,199
29,715	Resilient Property Income Fund, Ltd. REIT	249,809
259,450	RMB Holdings, Ltd.	1,239,359
75,752	Sasol, Ltd.‡	2,131,556
54,131	Shoprite Holdings, Ltd.	616,218
157,017	Spar Group, Ltd. (The)	2,103,466
152,513	Standard Bank Group, Ltd.	1,492,708
340,272	Telkom SA SOC, Ltd.	1,639,330
273,252	Truworths International, Ltd.‡	1,683,793
722,116	Tsogo Sun Holdings, Ltd.	1,267,140

	Total South Africa	47,656,650

	South Korea — 11.3%

8,842	Amorepacific Corp.	2,885,905
2,447	AMOREPACIFIC Group	338,511
17,600	BNK Financial Group, Inc.	204,233
20,559	Celltrion, Inc.* ‡	1,187,050
468	CJ CheilJedang Corp.	150,898
1,362	CJ Corp.	302,512
32,041	Coway Co., Ltd.	2,270,627
100,900	Daewoo International Corp.	1,775,815
115,827	Daewoo Securities Co., Ltd.	1,148,804
72,247	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	383,755
89,681	DGB Financial Group, Inc.	797,484
46,115	Dongbu Insurance Co., Ltd.	2,385,596
1,079	E-Mart Co., Ltd.	210,109
29,530	Hana Financial Group, Inc.	659,741
39,306	Hanon Systems Corp.	1,292,225
75,479	Hanwha Corp.	2,488,532
429,880	Hanwha Life Insurance Co., Ltd.	2,958,904
2,403	Hyosung Corp.	229,772
16,228	Hyundai Development Co-Engineering & Construction	751,204
96,568	Hyundai Marine & Fire Insurance Co., Ltd.	2,469,990
6,821	Hyundai Mobis Co., Ltd.	1,325,122
22,672	Hyundai Motor Co.	3,153,381
3,194	Hyundai Wia Corp.	350,798
141,371	Kangwon Land, Inc.	5,014,915
138,943	KB Financial Group, Inc.	4,124,449
30,320	Kia Motors Corp.	1,375,318
104,629	Korea Electric Power Corp.	4,307,399
9,467	Korea Zinc Co., Ltd.	3,703,909
72,151	Korean Air Lines Co., Ltd.*	1,896,416
178,947	Korean Reinsurance Co.	2,160,415
35,276	KT&G Corp.	3,325,875
5,617	LG Chem, Ltd.	1,364,855
37,478	LG Corp.	1,918,856
142,383	LG Display Co., Ltd., ADR	1,352,639
2,037	LG Household & Health Care, Ltd.	1,471,480
9,902	Lotte Chemical Corp.	2,274,462

96	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

26,980	LS Industrial Systems Co., Ltd.	1,029,769
44,701	Mirae Asset Securities Co., Ltd.‡	1,061,040
21,401	NCSoft Corp.	3,431,587
10,832	NH Investment & Securities Co., Ltd.	91,765
1,750	Orion Corp. Republic of South Korea	1,396,784
7,594	POSCO	1,072,072
23,029	S-1 Corp.	1,806,613
1,725	S-Oil Corp.	91,975
10,409	Samsung C&T Corp.*	1,294,559
21,989	Samsung Card Co., Ltd.	669,377
20,767	Samsung Electronics Co., Ltd., GDR*	9,812,407
11,955	Samsung Electronics Co., Ltd.	11,497,084
5,532	Samsung Fire & Marine Insurance Co., Ltd.	1,298,147
13,135	Samsung Life Insurance Co., Ltd.	1,097,297
3,859	Samsung Securities Co., Ltd.	149,215
13,534	Shinhan Financial Group Co., Ltd.	472,748
9,056	Shinsegae Co., Ltd.	1,811,764
85,210	SK Hynix, Inc.	2,435,077
2,914	SK Innovation Co., Ltd.*	243,011
22,458	SK Telecom Co., Ltd.	4,974,382
94,256	Woori Bank	745,559

	Total South Korea	110,494,188

	Taiwan — 12.3%

333,000	Asustek Computer, Inc.	2,861,095
1,535,000	AU Optronics Corp.	451,390
281,000	Catcher Technology Co., Ltd.	3,002,678
534,000	Cheng Shin Rubber Industry Co., Ltd.	872,968
667,915	Chicony Electronics Co., Ltd.	1,544,796
3,169,000	China Airlines, Ltd.*	1,085,191
1,522,000	China Development Financial Holding Corp.	410,120
2,004,820	China Life Insurance Co., Ltd.	1,527,024
1,863,000	China Motor Corp.	1,310,062
2,801,000	Compal Electronics, Inc.	1,592,830
11,430,109	CTBC Financial Holding Co., Ltd.	5,895,943
1,124,000	CTCI Corp.	1,347,232
5,887,741	E.Sun Financial Holding Co., Ltd.	3,465,692
47,000	Eclat Textile Co., Ltd.	743,371
1,304,000	Eva Airways Corp.*	730,287
283,810	Evergreen Marine Corp. Taiwan, Ltd.	119,647
422,000	Far EasTone Telecommunications Co., Ltd.	910,850
109,000	Feng TAY Enterprise Co., Ltd.	679,877
710,030	Foxconn Technology Co., Ltd.	2,050,294
5,609,997	Fubon Financial Holding Co., Ltd.	8,763,009
6,757,005	Hon Hai Precision Industry Co., Ltd.	17,674,375
47,000	HTC Corp.	91,675
4,688,000	Innolux Corp.	1,470,970
2,260,000	Inotera Memories, Inc.*	1,421,461
294,000	Kinsus Interconnect Technology Corp.	564,319

See accompanying Notes to the Financial Statements.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

71,000	Largan Precision Co., Ltd.	5,573,937
1,024,174	Lite-On Technology Corp.	935,881
2,058,000	Pegatron Corp.	5,068,401
408,000	Pou Chen Corp.	616,140
1,610,000	Powertech Technology, Inc.	2,921,353
417,291	President Chain Store Corp.	2,601,945
1,186,000	Quanta Computer, Inc.	2,048,779
1,145,060	Radiant Opto-Electronics Corp.	3,571,759
547,000	Realtek Semiconductor Corp.	932,755
633,490	SinoPac Financial Holdings Co., Ltd.	199,049
2,704,000	Taiwan Cement Corp.	2,744,310
4,741,034	Taiwan Semiconductor Manufacturing Co., Ltd.	18,919,122
361,026	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	7,491,290
108,000	Teco Electric and Machinery Co., Ltd.	85,356
357,000	Transcend Information, Inc.	901,716
67,015	Uni-President Enterprises Corp.	116,392
791,000	Vanguard International Semiconductor Corp.	903,205
731,000	Wan Hai Lines, Ltd.	460,680
2,016,000	WPG Holdings, Ltd.	1,933,412
5,395,169	Yuanta Financial Holding Co., Ltd.	2,003,851

	Total Taiwan	120,616,489

	Thailand — 2.5%

13,200	Advanced Info Service PCL, NVDR	82,308
261,700	Advanced Info Service PCL (Registered Shares)	1,631,816
17,155	Airports of Thailand PCL Class F	132,920
202,328	Bangkok Bank PCL	888,121
151,500	Bangkok Bank PCL, NVDR	669,288
969,600	Bangkok Dusit Medical Services PCL Class F	495,395
11,000	BEC World PCL, NVDR	9,724
91,900	Bumrungrad Hospital PCL, NVDR	548,326
1,266,900	CP All PCL Class F	1,670,609
291,200	Delta Electronics Thailand PCL, NVDR	707,130
766,400	Indorama Ventures PCL, NVDR	487,627
337,373	Kasikornbank PCL	1,586,033
424,700	Kasikornbank PCL, NVDR	2,005,569
1,999,000	Krung Thai Bank PCL, NVDR	942,870
1,722,000	PTT Global Chemical PCL	2,558,749
1,551,800	PTT Global Chemical PCL, NVDR	2,305,905
185,900	PTT PCL	1,234,031
25,650	Siam Cement PCL (The)	330,040
209,300	Siam Cement PCL (The), NVDR	2,680,987
209,100	Siam Commercial Bank PCL	774,662
50,900	Siam Commercial Bank PCL, NVDR	188,571
2,722,000	Thai Beverage PCL Class C‡	1,315,705
2,118,500	Thai Union Group PCL, NVDR	1,076,787

	Total Thailand	24,323,173

98	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Turkey — 1.5%

167,431	Akbank TAS	375,285
2,195,835	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,820,813
1,022,199	Eregli Demir ve Celik Fabrikalari TAS	1,260,054
406,734	TAV Havalimanlari Holding AS	3,192,785
244,532	Tofas Turk Otomobil Fabrikasi AS	1,452,666
16,610	Tupras Turkiye Petrol Rafinerileri AS*	406,533
320,154	Turk Hava Yollari AO*	843,373
444,459	Turk Telekomunikasyon AS	875,728
468,406	Turkcell Iletisim Hizmetleri AS	1,633,214
155,825	Turkiye Garanti Bankasi AS	361,983
435,406	Turkiye Halk Bankasi AS	1,453,080
143,960	Turkiye Is Bankasi	224,036
436,873	Turkiye Sise ve Cam Fabrikalari AS	414,495

	Total Turkey	14,314,045

	United Arab Emirates — 0.8%

388,307	Abu Dhabi Commercial Bank PJSC	809,246
4,229,709	Aldar Properties PJSC	2,777,642
1,946,520	Emaar Properties PJSC	3,428,208
299,038	First Gulf Bank PJSC	1,136,914

	Total United Arab Emirates	8,152,010

	United Kingdom — 2.4%

141,227	British American Tobacco Plc	7,784,791
141,466	Mondi Plc	2,972,926
1,289,754	Old Mutual Plc‡	3,702,763
13,067	Randgold Resources, Ltd.	770,163
15,571	Randgold Resources, Ltd., ADR‡	920,090
82,153	SABMiller Plc	4,642,070
82,166	Wizz Air Holdings Plc* 144A	2,550,869

	Total United Kingdom	23,343,672

	United States — 0.0%

13,900	Southern Copper Corp.‡	371,408

	TOTAL COMMON STOCKS (COST $987,317,588)	872,034,835

	PREFERRED STOCKS — 1.0%

	Brazil — 0.9%

424,900	Banco Bradesco SA, 4.65%	2,285,653
548,400	Banco do Estado do Rio Grande do Sul, 13.87%	1,129,316
189,600	Bradespar SA, 17.07%	724,222
233,700	Braskem SA, 3.41%	978,360
7,700	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 2.21%	97,286
359,600	Cia Energetica de Sao Paulo, 30.98%	503,916
88,900	Cia Paranaense de Energia, 7.27%	728,712
212,960	Itausa - Investimentos Itau SA, 5.51%	381,857

See accompanying Notes to the Financial Statements.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued

234,100	Oi SA, 0.0%	164,025
564,100	Petroleo Brasileiro SA, 0.0%	1,025,649
286,600	Vale SA, 10.84%	958,704

	Total Brazil	8,977,700

	Colombia — 0.1%

72,612	Banco Davivienda SA, 3.33%	564,032

	TOTAL PREFERRED STOCKS (COST $18,844,033)	9,541,732

	RIGHTS — 0.0%

	South Korea — 0.0%

38,943	Mirae Asset Securities Co., Ltd.* ****	173,629

	TOTAL RIGHTS (COST $210,534)	173,629

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 12.6%

	Bank Deposit — 8.3%

81,215,503	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	81,215,503

	Investment Fund — 0.4%

4,070,000	State Street Institutional Treasury Plus Money Market Fund, Premier Class*****	4,070,000

	Securities Lending Collateral — 3.9%

37,939,957	State Street Institutional U.S. Government Money Market Fund, Premier Class***	37,939,957

	TOTAL SHORT-TERM INVESTMENTS (COST $123,225,460)	123,225,460

	TOTAL INVESTMENTS — 102.8% (Cost $1,129,597,615)	1,004,975,656

	Other Assets and Liabilities (net) — (2.8)%	(27,164,421)

	NET ASSETS — 100.0%	$977,811,235

100	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

***	Represents an investment of securities lending cash collateral.

¤	Illiquid security. The total market value of the securities at period end is $173,446 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $234,877.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,645,519 which represents 0.2% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $1,440,101.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

‡	All or a portion of this security is out on loan.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $5,908,537 which represents 0.6% of net assets.

See accompanying Notes to the Financial Statements.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

A summary of outstanding financial instruments at September 30, 2015 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
12/16/15	BRL	Citibank N.A. London	41,519,000	$10,158,909	$(240,084)
12/16/15	CLP	Citibank N.A. London	7,259,964,000	10,335,342	(78,396)
12/16/15	COP	Citibank N.A. London	32,600,000,000	10,465,100	(75,716)
12/16/15	CZK	Citibank N.A. London	230,310,000	9,483,579	(117,952)
12/16/15	HKD	Citibank N.A. London	92,575,000	11,944,502	(140)
12/16/15	HUF	Citibank N.A. London	4,139,450,000	14,749,506	(51,286)
12/16/15	ILS	Citibank N.A. London	46,920,000	11,966,369	61,771
12/16/15	INR	Citibank N.A. London	1,161,681,000	17,471,129	262,040
12/16/15	KRW	Citibank N.A. London	23,840,000,000	20,065,600	(23,966)
12/16/15	MXN	Citibank N.A. London	52,667,000	3,089,423	31,605
12/16/15	MYR	Citibank N.A. London	30,629,000	6,934,963	(381,841)
12/16/15	PEN	Citibank N.A. London	1,100,000	334,381	5,403
12/16/15	PLN	Citibank N.A. London	49,438,000	12,973,213	(48,645)
12/16/15	SGD	Citibank N.A. London	13,400,000	9,401,042	(56,647)
12/16/15	THB	Citibank N.A. London	84,569,000	2,323,742	2,748
12/16/15	TRY	Citibank N.A. London	93,334,000	30,119,090	(250,487)
12/16/15	TWD	Citibank N.A. London	45,000,000	1,367,227	(14,633)
12/17/15	ZAR	Citibank N.A. London	166,633,000	11,892,414	(155,548)

					$(1,131,774)

Sales
12/16/15	BRL	Citibank N.A. London	111,952,000	$27,392,524	$1,336,840
12/16/15	CLP	Citibank N.A. London	69,711,000	99,241	775
12/16/15	COP	Citibank N.A. London	32,513,000,000	10,437,172	95,864
12/16/15	HKD	Citibank N.A. London	42,300,000	5,457,763	(1,522)
12/16/15	HUF	Citibank N.A. London	83,814,000	298,642	4,305
12/16/15	IDR	Citibank N.A. London	43,853,574,775	2,900,311	69,164
12/16/15	ILS	Citibank N.A. London	18,000,000	4,590,679	(6,903)
12/16/15	INR	Citibank N.A. London	413,563,000	6,219,791	(90,422)
12/16/15	KRW	Citibank N.A. London	23,695,707,000	19,944,152	(60,753)
12/16/15	MXN	Citibank N.A. London	739,614,000	43,385,432	263,061
12/16/15	MYR	Citibank N.A. London	3,400,000	769,822	17,514
12/16/15	PEN	Citibank N.A. London	500,000	151,991	(2,781)
12/16/15	PHP	Citibank N.A. London	352,100,000	7,498,141	(43,012)
12/16/15	PLN	Citibank N.A. London	17,978,000	4,717,675	45,757
12/16/15	SGD	Citibank N.A. London	3,246,000	2,277,297	20,115
12/16/15	THB	Citibank N.A. London	124,304,000	3,415,559	35
12/16/15	TRY	Citibank N.A. London	14,593,000	4,709,193	13,281
12/16/15	TWD	Citibank N.A. London	48,879,000	1,485,082	15,299
12/17/15	ZAR	Citibank N.A. London	117,400,000	8,378,709	159,267

					$1,835,884

102	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
194	BIST 30 Index	October 2015	$589,481	$10,828
220	FTSE Bursa Malaysia KLCI Index	October 2015	4,010,123	24,568
173	H-shares Index	October 2015	10,465,874	(232,175)
91	KOSPI 200 Index	December 2015	9,074,665	279,119
1,166	MSCI Emerging Markets E-mini Index	December 2015	46,121,130	(540,255)
105	MSCI Singapore Index	October 2015	4,615,303	(35,784)
494	SET50 Index	December 2015	2,325,523	(46,069)

				$(539,768)

Sales
257	FTSE/JSE Top 40 Index	December 2015	$8,418,901	$(231,432)
76	Mexico Bolsa Index	December 2015	1,912,204	13,657
789	SGX CNX Nifty Index	October 2015	12,586,128	35,441

				$(182,334)

See accompanying Notes to the Financial Statements.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
13,600	Tel Aviv 25 Index	10/30/2015	Goldman Sachs & Co.	$5,560,186	$(328,145)
16,700	MSCI Taiwan Index	10/29/2015	Goldman Sachs & Co.	5,030,947	4,104
9,000,000	KOSPI 200 Index	12/10/2015	Goldman Sachs & Co.	1,802,600	(3,971)
(780)	Warsaw WIG 20 Index	12/18/2015	Goldman Sachs & Co.	(451,161)	(495)
(284)	SGX CNX NIFTY Index	10/29/2015	Goldman Sachs & Co.	(2,223,491)	(41,693)
1,416	MSCI Daily Total Return Net Turkey Index	12/15/2015	Goldman Sachs & Co.	408,330	5,958
9,150	Hang Seng China Enterprises Index	10/29/2015	Goldman Sachs & Co.	11,178,893	(108,432)
367	Brazil Bovespa Stock Index	10/14/2015	Goldman Sachs & Co.	5,288,374	(449,193)
14,000	BIST 30 Index	10/30/2015	Goldman Sachs & Co.	445,769	(4,143)
					$(926,010)

104	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	13.0
Diversified Financial Services	6.4
Semiconductors	6.1
Telecommunications	6.1
Insurance	4.7
Electronics	3.7
Beverages	3.3
Electric	3.3
Oil & Gas	3.2
Retail	3.2
Pharmaceuticals	3.1
Internet	3.0
Computers	2.8
Real Estate	2.7
Food	2.3
Agriculture	2.0
Auto Manufacturers	1.9
Mining	1.9
Software	1.5
Commercial Services	1.4
Chemicals	1.3
Airlines	1.2
Media	1.0
Holding Companies — Diversified	0.9
Building Materials	0.7
Engineering & Construction	0.7
Household Products & Wares	0.7
Cosmetics & Personal Care	0.6
Miscellaneous — Manufacturing	0.6
Auto Parts & Equipment	0.5
Distribution & Wholesale	0.5
Entertainment	0.5
Forest Products & Paper	0.5
Lodging	0.5
Coal	0.4
Health Care — Services	0.4
Apparel	0.3
Electrical Components & Equipment	0.3
Gas	0.3
Iron & Steel	0.3
Metal Fabricate & Hardware	0.3
Oil & Gas Services	0.3
Packaging & Containers	0.3
REITS	0.3
Energy-Alternate Sources	0.2
Environmental Control	0.2
Home Furnishings	0.2
Leisure Time	0.2
Biotechnology	0.1
Home Builders	0.1
Housewares	0.1

See accompanying Notes to the Financial Statements.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Machinery — Construction & Mining	0.1
Health Care — Products	0.0
Investment Companies	0.0
Machinery — Diversified	0.0
Shipbuilding	0.0
Transportation	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.8

100.0%

106	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.2%

	Australia — 1.1%

134,226	Newcrest Mining, Ltd.*	1,215,456
551,843	Telstra Corp., Ltd.	2,179,619
7,153	Wesfarmers, Ltd.	197,927
288,064	Woolworths, Ltd.‡	5,039,741

	Total Australia	8,632,743

	Austria — 0.7%

185	Agrana Beteiligungs AG	15,748
17,851	EVN AG‡	196,351
8,568	Flughafen Wien AG	771,909
5,126	Mayr Melnhof Karton AG	591,066
50,363	Oesterreichische Post AG	1,728,558
73,254	Telekom Austria AG‡	412,522
45,739	Verbund AG‡	606,501
34,280	Voestalpine AG	1,178,275

	Total Austria	5,500,930

	Belgium — 0.8%

304	Anheuser-Busch InBev NV	32,256
14,897	Befimmo SA REIT	913,876
26,837	Colruyt SA	1,290,453
36,411	Elia System Operator SA	1,770,656
31,744	Groupe Bruxelles Lambert SA	2,395,204
9,947	Proximus	342,453

	Total Belgium	6,744,898

	Bermuda — 1.4%

18,800	Arch Capital Group, Ltd.*	1,381,236
15,000	Aspen Insurance Holdings, Ltd.	697,050
16,700	Bunge, Ltd.	1,224,110
30,000	Cafe de Coral Holdings, Ltd.	100,066
65,000	Cheung Kong Infrastructure Holdings, Ltd.‡	583,460
34,000	Clear Media, Ltd.	34,077
5,900	Dairy Farm International Holdings, Ltd.	35,894
11,000	Endurance Specialty Holdings, Ltd.	671,330
6,500	Everest Re Group, Ltd.	1,126,710
18,200	Genpact, Ltd.*	429,702
7,000	Guoco Group, Ltd.	80,596
24,200	Jardine Matheson Holdings, Ltd.	1,144,073
500	Jardine Strategic Holdings, Ltd.	13,427
29,800	Mandarin Oriental International, Ltd.	45,462
10,800	Norwegian Cruise Line Holdings, Ltd.*	618,840
8,500	RenaissanceRe Holdings, Ltd.	903,720
58,088	Ship Finance International, Ltd.‡	943,930
16,700	Validus Holdings, Ltd.	752,669
800	White Mountains Insurance Group, Ltd.	597,840
5,000	Wing On Co. International, Ltd.	15,608

	Total Bermuda	11,399,800

See accompanying Notes to the Financial Statements.	107

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Canada — 4.0%

28,568	Agnico-Eagle Mines, Ltd.	720,859
32,100	Bank of Montreal	1,742,551
13,100	Bank of Nova Scotia (The)	574,829
85,346	Barrick Gold Corp.	542,801
62,700	BCE, Inc.	2,568,192
19,200	Canadian Imperial Bank of Commerce‡	1,373,086
43,096	Canadian Natural Resources, Ltd.	835,433
17,000	Canadian Tire Corp., Ltd. Class A	1,522,227
58,053	Cenovus Energy, Inc.	880,083
22,400	Cogeco Cable, Inc.	1,077,646
9,100	Cogeco, Inc.	362,113
31,600	Dollarama, Inc.	2,124,344
100	E-L Financial Corp., Ltd.	51,092
83,300	Emera, Inc.	2,750,571
78,900	Empire Co., Ltd.	1,615,429
81,362	Entertainment One, Ltd.	306,420
12,853	Franco-Nevada Corp.	563,799
20,200	George Weston, Ltd.	1,626,607
70,049	Goldcorp, Inc.	877,013
16,500	H&R Real Estate Investment Trust REIT	253,155
811	Imperial Oil, Ltd.	25,576
42,500	Manitoba Telecom Services, Inc.‡	890,766
57,600	North West Co., Inc. (The)‡	1,209,828
11,395	Penn West Petroleum, Ltd.‡	5,130
48,770	Potash Corp. of Saskatchewan, Inc.	1,002,223
35,400	Rogers Communications, Inc. Class B	1,214,061
24,500	RONA, Inc.	248,710
35,100	Royal Bank of Canada	1,931,848
72,400	Shaw Communications, Inc. Class B‡	1,395,402
1,947	Suncor Energy, Inc.	51,830
28,900	Thomson Reuters Corp.	1,163,514
18,900	Toronto-Dominion Bank	741,508
5,100	Valener, Inc.‡	63,336

	Total Canada	32,311,982

	Denmark — 0.3%

5,950	Carlsberg AS Class B	457,495
13,972	ISS AS	464,339
9,385	Novo Nordisk AS Class B	504,695
1,660	Ringkjoebing Landbobank AS	369,880
5,467	Royal Unibrew AS	204,808
7,741	Schouw & Co.	416,459
36,523	TDC AS	188,302

	Total Denmark	2,605,978

	Faroe Islands — 0.0%

10,386	Bakkafrost P/F	331,634

108	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	France — 2.0%

2,090	Bonduelle S.C.A.	53,766
42,314	Bouygues SA	1,504,336
6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	115,745
39,329	Carrefour SA	1,164,336
27,381	Cie de Saint-Gobain	1,188,197
29,936	Danone SA	1,891,323
6,780	Legrand SA	360,094
885	Manutan International	42,444
6,333	Neopost SA	164,933
37,748	Rexel SA	463,712
77,058	Sanofi	7,333,424
7,808	Sodexo SA	646,969
22,872	Total SA‡	1,030,125
1,748	Vetoquinol SA	76,472
3,158	Wendel SA	369,315

	Total France	16,405,191

	Germany — 1.7%

36,140	alstria office REIT-AG*	469,368
68,779	Celesio AG	1,928,582
478	DaimlerChrysler AG	34,614
9,632	Fielmann AG	658,104
3,127	Fraport AG Frankfurt Airport Services Worldwide	192,643
28,206	HeidelbergCement AG	1,929,382
918	Homag Group AG	35,557
6,693	Hornbach Baumarkt AG	249,897
25,480	Merck KGaA	2,253,440
78,113	Rhoen-Klinikum AG	2,206,793
36,079	SAP SE	2,331,779
38,848	STADA Arzneimittel AG	1,387,619
11,838	TLG Immobilien AG	214,048

	Total Germany	13,891,826

	Hong Kong — 0.6%

6,500	Aeon Stores Hong Kong Co., Ltd.	6,296
116,000	Champion REIT	58,056
322,000	CLP Holdings, Ltd.	2,748,150
220,682	Hang Lung Properties, Ltd.	496,609
4,100	Hang Seng Bank, Ltd.	74,057
26,000	Hong Kong Ferry Holdings Co., Ltd.	29,783
25,000	Hongkong & Shanghai Hotels (The)‡	28,300
75,800	Hysan Development Co., Ltd.	317,007
128,000	Miramar Hotel & Investment Co., Ltd.	203,222
397,000	Regal Real Estate Investment Trust REIT	97,827
982,000	Sunlight Real Estate Investment Trust REIT	480,727
36,000	Vitasoy International Holdings, Ltd.	53,988

	Total Hong Kong	4,594,022

See accompanying Notes to the Financial Statements.	109

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Ireland — 0.8%

15,100	Accenture Plc Class A	1,483,726
32,503	CRH Plc	859,909
106,989	Hibernia Plc REIT	147,800
4,800	Jazz Pharmaceuticals Plc*	637,488
9,384	Kerry Group Plc	704,922
1,900	King Digital Entertainment Plc	25,726
1,700	Perrigo Co. Plc	267,359
151,585	UDG Healthcare Plc	1,156,614
20,625	Willis Group Holdings Plc	845,006

	Total Ireland	6,128,550

	Israel — 0.5%

8,641	Bank Hapoalim BM	43,476
5,908	Check Point Software Technologies, Ltd.* ‡	468,682
61,748	Delek Automotive Systems, Ltd.	579,328
63,255	Israel Chemicals, Ltd.	325,962
23,305	Osem Investments, Ltd.	450,509
39,238	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,215,378

	Total Israel	4,083,335

	Italy — 0.4%

64,726	Amplifon Spa‡	489,489
29,815	Ansaldo STS Spa	315,613
27,537	Italcementi Spa	304,712
768,501	Parmalat Spa	1,980,480

	Total Italy	3,090,294

	Japan — 6.0%

117,300	Astellas Pharma, Inc.	1,525,341
3,000	AT-Group Co., Ltd.	62,623
4,400	Autobacs Seven Co., Ltd.	73,297
53,600	Canon, Inc.‡	1,555,443
97,700	Coca-Cola West Co., Ltd.	1,909,143
65,300	Daiichi Sanyko Co., Ltd.‡	1,142,139
3,100	DCM Holdings Co., Ltd.	22,819
12,400	Doutor Nichires Holdings Co., Ltd.‡	190,830
27,000	Dydo Drinco, Inc.	1,153,528
22,600	Earth Chemical Co., Ltd.	863,738
12,600	Fanuc, Ltd.	1,945,776
5,500	Fuji Co., Ltd.	132,127
3,000	Fujicco Co., Ltd.	61,082
29,400	Geo Holdings Corp.	470,968
5,000	Hirose Electric Co., Ltd.‡	546,940
4,400	Hokuto Corp.	79,821
50,500	Hoya Corp.	1,662,185
11,000	J-Oil Mills, Inc.	31,730
115	Japan Logistics Fund, Inc. REIT	207,201
40,600	Japan Tobacco, Inc.	1,265,087

110	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
10,000	Japan Wool Textile Co., Ltd. (The)‡	84,427
108,300	KDDI Corp.	2,429,356
3,800	Keyence Corp.	1,704,244
1,000	KFC Holdings Japan, Ltd.	18,844
88,100	Kirin Holdings Co., Ltd.	1,162,431
286,000	Lion Corp.‡	2,525,709
57,800	Maruha Nichiro Corp.	834,378
8,800	Medipal Holdings Corp.	140,409
31,700	Megmilk Snow Brand Co., Ltd.	608,926
51,400	Mitsubishi Estate Co., Ltd.	1,055,220
53,000	Mitsubishi Tanabe Pharma Corp.	934,459
1,300	Mochida Pharmaceutical Co., Ltd.	75,604
246,000	Morinaga & Co., Ltd.	1,219,046
165,000	Morinaga Milk Industry Co., Ltd.	688,913
39,700	MS&AD Insurance Group Holdings‡	1,069,623
58,000	Nippon Flour Mills Co., Ltd.‡	363,266
23,200	Nippon Telegraph & Telephone Corp.	816,138
105,200	Nipro Corp.	1,086,612
671,000	Nisshin Oillio Group, Ltd. (The)‡	2,440,158
11,100	Nissin Foods Holdings Co., Ltd.‡	512,708
22,900	Noevir Holdings Co., Ltd.	497,269
111,900	NTT DoCoMo, Inc.‡	1,879,213
11,600	Okinawa Cellular Telephone Co.	305,834
11,600	Paltac Corporation	211,029
5,900	Parco Co., Ltd.	47,518
3,300	Royal Holdings Co., Ltd.	56,774
18,500	Saizeriya Co., Ltd.‡	421,210
38,200	Secom Co., Ltd.	2,305,769
10,200	Shimano, Inc.‡	1,439,936
1,000	Shin-Etsu Chemical Co., Ltd.	51,485
67,000	Showa Sangyo Co., Ltd.	261,374
6,300	SMC Corp.	1,386,003
64,000	Sompo Japan Nipponkoa Holdings, Inc.	1,869,211
26,500	Suzuken Co., Ltd.	887,034
26,000	T-Gaia Corp.‡	407,938
3,700	Takeda Pharmaceutical Co., Ltd.	163,357
14,000	TonenGeneral Sekiyu KK	136,165
103,800	United Super Markets Holdings, Inc.	877,385
14,700	Yoshinoya Holdings Co., Ltd.	191,558

	Total Japan	48,068,351

	Luxembourg — 0.1%

81,162	Atento SA*	856,259
649	Millicom International Cellular SA	40,602

	Total Luxembourg	896,861

	Mexico — 0.2%

66,362	Grupo Televisa SAB, Sponsored ADR	1,726,739
14,299	Industrias Penoles SAB de CV‡	195,086

	Total Mexico	1,921,825

See accompanying Notes to the Financial Statements.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 1.0%

40,115	Heineken Holding NV	2,857,421
81,445	QIAGEN NV*	2,101,281
3,736	RELX NV	60,933
83,589	Unilever NV, ADR	3,360,517

	Total Netherlands	8,380,152

	New Zealand — 1.7%

806,553	Air New Zealand, Ltd.	1,270,140
522,943	Argosy Property, Ltd.	351,559
496,221	Auckland International Airport, Ltd.	1,552,703
186,416	Chorus, Ltd.*	318,609
498,247	Contact Energy, Ltd.	1,581,270
45,005	Ebos Group, Ltd.	358,787
342,913	Fisher & Paykel Healthcare Corp., Ltd.	1,557,927
88,099	Fletcher Building, Ltd.	384,199
23,855	Freightways, Ltd.	84,823
92,766	Genesis Energy, Ltd.	108,731
592,721	Infratil, Ltd.	1,163,055
296,486	Kiwi Property Group, Ltd.	244,457
3,890	Mainfreight, Ltd.	37,724
398,594	Mighty River Power, Ltd.	641,655
61,972	New Zealand Refining Co., Ltd. (The)	135,010
82,976	Nuplex Industries, Ltd.	206,541
290,401	Precinct Properties New Zealand, Ltd.	210,994
26,762	Sky City Entertainment Group, Ltd.	64,256
373,325	Sky Network Television, Ltd.	1,111,049
678,552	Spark New Zealand, Ltd.	1,294,189
118,699	Summerset Group Holdings, Ltd.	269,111
2,773	TrustPower, Ltd.	13,166
135,941	Vector, Ltd.	274,298
181,377	Z Energy, Ltd.‡ ****	768,612

	Total New Zealand	14,002,865

	Norway — 0.9%

20,824	Atea ASA	191,258
57,569	DnB NOR ASA	748,761
413,175	Norsk Hydro ASA	1,377,305
337,530	Orkla ASA	2,502,357
10,963	Statoil ASA	159,602
129,331	Telenor ASA	2,414,526

	Total Norway	7,393,809

	Panama — 0.0%

1,300	Carnival Corp.	64,610

	Russia — 0.0%

76,731	Gazprom PAO, Sponsored ADR	309,715

112	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.4%

210,000	Fortune Real Estate Investment Trust REIT	198,177
53,800	Fraser and Neave, Ltd.‡	82,549
14,900	Great Eastern Holdings, Ltd.	223,365
15,200	Hong Leong Finance, Ltd.	23,868
52,700	Metro Holdings, Ltd.	32,077
71,600	Raffles Medical Group, Ltd.	227,748
58,800	SATS, Ltd.	158,427
70,900	Singapore Airlines, Ltd.	534,501
160,500	SPH REIT	105,752
495,100	StarHub, Ltd.	1,206,754
126,400	Wilmar International, Ltd.	229,291

	Total Singapore	3,022,509

	South Africa — 0.1%

41,885	AngloGold Ashanti, Ltd., Sponsored ADR*	343,038
44,275	Gold Fields, Ltd., Sponsored ADR‡	117,772

	Total South Africa	460,810

	South Korea — 0.4%

25,056	Kia Motors Corp.	1,136,542
17,383	KT&G Corp.	1,638,896
223	Lotte Confectionery Co., Ltd.	414,335

	Total South Korea	3,189,773

	Spain — 0.5%

18,801	Ebro Foods SA	369,291
26,500	Endesa SA	557,777
422,865	Iberdrola SA	2,810,570

	Total Spain	3,737,638

	Sweden — 1.2%

44,104	Axfood AB	726,361
7,647	Clas Ohlson AB Class B	116,795
69,361	Hennes & Mauritz AB Class B	2,530,913
2,473	Industrial & Financial Systems Class B	87,166
39,124	Investor AB Class B	1,343,817
102,697	Svenska Cellulosa AB Class B	2,871,911
62,771	Swedish Match AB	1,896,419

	Total Sweden	9,573,382

	Switzerland — 3.2%

19,500	Allied World Assurance Co. Holdings AG	744,315
7,658	Allreal Holding AG*	999,657
720	Alpiq Holding AG* ‡	70,505
768	APG SGA SA	297,413
876	Banque Cantonale de Geneve	225,874
1,472	Banque Cantonale Vaudoise	867,430
1,775	Basler Kantonalbank	119,222

See accompanying Notes to the Financial Statements.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
18	Bell AG	50,007
252	Berner Kantonalbank AG	46,946
6,265	BKW AG	238,776
466	dorma+Kaba Holding AG	285,739
277	Emmi AG*	115,495
2,229	Flughafen Zuerich AG	1,549,117
2,137	Galenica AG	2,719,953
330	Graubuendner Kantonalbank	534,469
2,088	Intershop Holding AG	867,659
1,686	Kuehne + Nagel International AG	216,425
244	Luzerner Kantonalbank AG	88,698
27	Metall Zug AG Class B	71,016
3,279	Mobimo Holding AG*	660,382
131,594	Nestle SA	9,884,528
367	Novartis AG	33,720
1,184	St Galler Kantonalbank AG	431,861
17,294	Swiss Prime Site AG*	1,262,499
4,028	Swisscom AG	2,008,463
1,498	Tamedia AG	245,287
2,099	Thurgauer Kantonalbank	169,353
2,137	Valora Holding AG*	406,291
44	Walliser Kantonalbank	33,371
7,112	Ypsomed Holding AG*	767,906
32	Zug Estates Holding AG Class B*	46,117

	Total Switzerland	26,058,494

	Thailand — 0.1%

188,000	Bangkok Bank PCL, NVDR	830,536

	United Kingdom — 7.0%

14,677	Aldermore Group Plc*	62,344
14,659	Anglo American Plc	122,795
14,300	Aon Plc	1,267,123
19,819	Berkeley Group Holdings Plc	1,004,817
62,118	British American Tobacco Plc	3,437,593
149,229	BT Group Plc	950,846
9,222	Carnival Plc	476,639
240,829	Centrica Plc	837,984
14,927	Cranswick Plc	361,143
6,510	CVS Group Plc	68,216
104,433	Debenhams Plc	125,207
7,565	Dechra Pharmaceuticals Plc	107,729
31,423	Diageo Plc	846,726
13,876	EMIS Group Plc	220,936
63,218	Fresnillo Plc	567,471
7,960	Genus Plc	171,516
116,372	GlaxoSmithKline Plc	2,233,768
20,993	Great Portland Estates Plc REIT	272,364
109,445	Greggs Plc	1,802,609

114	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
35,193	Halfords Group Plc	246,530
9,514	Headlam Group Plc	72,461
54,099	Imperial Tobacco Group Plc	2,803,769
166,710	Inchcape Plc	1,820,353
165,043	Indivior Plc	568,441
118,579	International Game Technology Plc‡	1,817,816
330,252	Intu Properties Plc REIT	1,652,750
95,507	Kcom Group Plc	128,900
54,542	Kennedy Wilson Europe Real Estate Plc	941,099
7,089	Kingfisher Plc	38,599
62,690	Land Securities Group Plc REIT	1,198,333
24,932	Liberty Global Plc Series C*	1,022,711
2,851	Liberty Global Plc Class A*	122,422
1,164	Liberty Global Plc LiLAC Class C*	39,855
142	Liberty Global Plc LiLAC Class A*	4,784
6,648,783	Lloyds TSB Group Plc	7,589,457
113,924	Londonmetric Property Plc REIT	283,603
95,831	Lookers Plc	242,369
20,760	Moneysupermarket.com Group Plc	106,509
204,055	National Grid Plc	2,845,583
16,400	Next Plc	1,895,289
28,325	Primary Health Properties Plc REIT	173,839
22,453	Reckitt Benckiser Group Plc	2,040,778
378,926	Rentokil Initial Plc	846,391
15,809	Severn Trent Plc	524,099
60,147	Shaftesbury Plc REIT	836,751
114,092	SSE Plc	2,590,865
1,492	Stallergenes Greer*	73,263
25,712	Synergy Health Plc*	846,333
2,631,091	Tesco Plc	7,320,724
72,889	Tritax Big Box Plc REIT	140,827
1,857	WH Smith Plc	44,059
146,554	WM Morrison Supermarkets Plc	369,698

	Total United Kingdom	56,187,086

	United States — 48.1%

27,054	3M Co.	3,835,446
37,400	Abbott Laboratories	1,504,228
1,400	Advance Auto Parts, Inc.	265,342
13,200	Aetna, Inc.	1,444,212
3,400	AGL Resources, Inc.	207,536
4,700	Airgas, Inc.	419,851
6,600	Akamai Technologies, Inc.*	455,796
10,400	Alexandria Real Estate Equities, Inc. REIT	880,568
3,388	Alleghany Corp.*	1,585,957
11,100	Alliant Energy Corp.	649,239
11,442	Altera Corp.	573,015
44,200	Altria Group, Inc.	2,404,480
2,500	Amazon.com, Inc.*	1,279,725

See accompanying Notes to the Financial Statements.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
23,000	Amdocs, Ltd.	1,308,240
25,100	Ameren Corp.	1,060,977
18,800	American Campus Communities, Inc. REIT	681,312
24,100	American Electric Power Co., Inc.	1,370,326
38,733	American Express Co.	2,871,277
16,000	American Financial Group, Inc.	1,102,560
18,124	American International Group, Inc.	1,029,806
13,400	AmerisourceBergen Corp.	1,272,866
108,500	Annaly Capital Management, Inc. REIT	1,070,895
13,900	ANSYS, Inc.*	1,225,146
9,478	Anthem, Inc.	1,326,920
6,600	Apple, Inc.	727,980
37,200	Aramark	1,102,608
11,200	Archer-Daniels-Midland Co.	464,240
24,200	Arthur J. Gallagher & Co.	998,976
72,900	AT&T, Inc.	2,375,082
12,000	Atmos Energy Corp.	698,160
7,564	Automatic Data Processing, Inc.	607,843
14,300	AutoNation, Inc.*	831,974
1,900	AutoZone, Inc.*	1,375,277
2,600	AvalonBay Communities, Inc. REIT	454,532
16,400	Bank of Hawaii Corp.	1,041,236
207,639	Bank of New York Mellon Corp. (The)	8,129,067
20,300	Baxter International, Inc.	666,855
41,839	BB&T Corp.	1,489,468
8,700	Becton Dickinson and Co.	1,154,142
10,575	Bed Bath & Beyond, Inc.*	602,987
8	Berkshire Hathaway, Inc. Class A*	1,561,920
12,500	Berkshire Hathaway, Inc. Class B*	1,630,000
5,700	Bio-Rad Laboratories, Inc. Class A*	765,567
1,100	Bio-Techne Corp.	101,706
3,300	Boeing Co. (The)	432,135
17,500	Brinker International, Inc.	921,725
14,100	Bristol-Myers Squibb Co.	834,720
18,600	Broadridge Financial Solutions, Inc.	1,029,510
21,316	Brown & Brown, Inc.	660,157
37,300	CA, Inc.	1,018,290
12,200	Campbell Soup Co.	618,296
18,700	Cardinal Health, Inc.	1,436,534
4,025	Care Capital Properties, Inc. REIT	132,543
300	Carter’s, Inc.	27,192
2,000	CDK Global, Inc.	95,560
100	Chipotle Mexican Grill, Inc.*	72,025
24,367	Cincinnati Financial Corp.	1,310,945
16,500	Cinemark Holdings, Inc.	536,085
22,756	Cintas Corp.	1,951,327
9,700	Clean Harbors, Inc.*	426,509
11,900	Clorox Co. (The)	1,374,807
12,100	Coca-Cola Co. (The)	485,452
2,900	Coca-Cola Enterprises, Inc.	140,215

116	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
26,897	Colgate-Palmolive Co.	1,706,884
56,798	Comcast Corp. Class A	3,251,118
25,300	Commerce Bancshares, Inc.	1,152,668
5,356	Commvault Systems, Inc.*	181,890
14,400	ConAgra Foods, Inc.	583,344
18,751	ConocoPhillips	899,298
20,600	Consolidated Edison, Inc.	1,377,110
12,000	Costco Wholesale Corp.	1,734,840
7,100	CR Bard, Inc.	1,322,801
4,300	Crown Castle International Corp. REIT	339,141
14,600	CST Brands, Inc.	491,436
20,200	CVS Health Corp.	1,948,896
17,400	Darden Restaurants, Inc.	1,192,596
11,500	DaVita HealthCare Partners, Inc.*	831,795
12,603	Deere & Co.‡	932,622
7,600	DENTSPLY International, Inc.	384,332
25,986	Devon Energy Corp.	963,821
10,200	Dick’s Sporting Goods, Inc.	506,022
18,000	Digital Realty Trust, Inc. REIT	1,175,760
4,200	Dillard’s, Inc. Class A	367,038
17,100	Dollar General Corp.	1,238,724
800	Domino’s Pizza, Inc.	86,328
16,500	Dr Pepper Snapple Group, Inc.	1,304,325
15,800	DTE Energy Co.	1,269,846
17,000	Duke Energy Corp.	1,222,980
26,900	East-West Bancorp, Inc.	1,033,498
316,608	eBay, Inc.*	7,737,900
18,400	Edison International	1,160,488
21,200	Eli Lilly & Co.	1,774,228
17,700	Entergy Corp.	1,152,270
1,600	Equifax, Inc.	155,488
14,900	Equity LifeStyle Properties, Inc. REIT	872,693
2,300	Erie Indemnity Co. Class A	190,762
5,300	Essex Property Trust, Inc. REIT	1,184,126
10,400	Expedia, Inc.	1,223,872
4,200	Exxon Mobil Corp.	312,270
400	Facebook, Inc. Class A*	35,960
2,700	FedEx Corp.	388,746
50,000	First Niagara Financial Group, Inc.	510,500
12,300	FirstEnergy Corp.	385,113
5,300	Fiserv, Inc.*	459,033
22,729	Flowserve Corp.	935,071
32,016	FMC Technologies, Inc.*	992,496
11,400	General Dynamics Corp.	1,572,630
25,100	General Mills, Inc.	1,408,863
11,783	Google, Inc. Class A*	7,521,914
5,403	Google, Inc. Class C*	3,287,293
11,238	H&R Block, Inc.	406,816
10,300	Hanover Insurance Group, Inc. (The)	800,310
11,800	Health Net, Inc.*	710,596

See accompanying Notes to the Financial Statements.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
20,300	Healthcare Trust of America, Inc. REIT Class A	497,553
8,900	Henry Schein, Inc.*	1,181,208
15,400	Hill-Rom Holdings, Inc.	800,646
99,308	Home Depot, Inc. (The)	11,469,081
16,900	Honeywell International, Inc.	1,600,261
19,000	Hormel Foods Corp.	1,202,890
26,700	Hospitality Properties Trust REIT	682,986
4,400	Huntington Ingalls Industries, Inc.	471,460
12,100	IAC/InterActiveCorp	789,767
2,500	Ingram Micro, Inc. Class A	68,100
13,200	Ingredion, Inc.	1,152,492
374,980	Intel Corp.	11,301,897
80,555	International Business Machines Corp.	11,678,058
14,200	Intuit, Inc.	1,260,250
13,900	Jack Henry & Associates, Inc.	967,579
33,531	Johnson & Johnson	3,130,119
3,300	Jones Lang Lasalle, Inc.	474,441
9,900	Kellogg Co.	658,845
14,700	Kimberly-Clark Corp.	1,602,888
30,900	Kroger Co. (The)	1,114,563
6,700	Leidos Holdings, Inc.	276,777
8,700	LifePoint Health, Inc.*	616,830
36,393	Linear Technology Corp.	1,468,458
15,234	Lockheed Martin Corp.	3,158,161
187,748	Lowe’s Cos., Inc.	12,939,592
2,100	M&T Bank Corp.	256,095
3,900	Macy’s, Inc.	200,148
4,239	Martin Marietta Materials, Inc.	644,116
71,807	Mastercard, Inc. Class A	6,471,247
3,300	McCormick & Co., Inc.	271,194
33,123	McDonald’s Corp.	3,263,609
8,400	McKesson Corp.	1,554,252
44,200	Merck & Co., Inc.	2,183,038
3,900	Mercury General Corp.	196,989
900	Mettler-Toledo International, Inc.*	256,266
477,896	Microsoft Corp.	21,151,677
11,900	Mid-America Apartment Communities, Inc. REIT	974,253
6,500	Murphy USA, Inc.*	357,175
23,400	National Instruments Corp.	650,286
54,746	National Oilwell Varco, Inc.	2,061,187
46,900	New York Community Bancorp, Inc.	847,014
2,600	Newmont Mining Corp.	41,782
1,000	NIKE, Inc. Class B	122,970
18,300	Northern Trust Corp.	1,247,328
14,485	Northrop Grumman Corp.	2,403,786
22,883	NOW, Inc.* ‡	338,668
5,900	O’Reilly Automotive, Inc.*	1,475,000
43,830	Omnicom Group, Inc.	2,888,397
302,729	Oracle Corp.	10,934,571
10,536	Orbital ATK, Inc.	757,222

118	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
900	Panera Bread Co. Class A*	174,069
21,400	Patterson Cos., Inc.	925,550
302,370	PayPal Holdings, Inc.*	9,385,565
39,800	People’s United Financial, Inc.	626,054
22,500	PepsiCo, Inc.	2,121,750
75,700	Pfizer, Inc.	2,377,737
25,400	PG&E Corp.	1,341,120
30,800	Philip Morris International, Inc.	2,443,364
3,291	Phillips 66	252,880
32,600	Piedmont Office Realty Trust, Inc. REIT Class A	583,214
17,400	Pinnacle Foods, Inc.	728,712
17,500	Pinnacle West Capital Corp.	1,122,450
39,576	Plum Creek Timber Co., Inc. REIT	1,563,648
9,400	Post Properties, Inc. REIT	547,926
3,655	Praxair, Inc.	372,298
22,000	Procter & Gamble Co. (The)	1,582,680
44,400	Progressive Corp. (The)	1,360,416
31,300	Public Service Enterprise Group, Inc.	1,319,608
5,800	Public Storage REIT	1,227,454
80,713	QUALCOMM, Inc.	4,336,709
29,400	Republic Services, Inc.	1,211,280
12,600	Reynolds American, Inc.	557,802
7,378	Royal Gold, Inc.	346,618
4,672	San Juan Basin Royalty Trust	44,197
17,645	Scotts Miracle-Gro Co. (The) Class A	1,073,169
1,700	Sherwin-Williams Co. (The)	378,726
7,600	Signature Bank*	1,045,456
9,700	Southern Co. (The)	433,590
13,100	St. Jude Medical, Inc.	826,479
35,400	Starbucks Corp.	2,012,136
77,340	State Street Corp.	5,198,021
8,400	Stericycle, Inc.*	1,170,204
14,700	Stryker Corp.	1,383,270
300	Synchrony Financial*	9,390
25,000	Synopsys, Inc.*	1,154,500
34,500	Sysco Corp.	1,344,465
122,162	Target Corp.	9,609,263
25,400	TCF Financial Corp.	385,064
8,900	Teleflex, Inc.	1,105,469
7,100	Telephone & Data Systems, Inc.	177,216
44,739	Teradata Corp.*	1,295,641
30,991	Texas Instruments, Inc.	1,534,674
13,700	TFS Financial Corp.	236,325
15,523	Timken Co. (The)	426,727
7,900	TJX Cos. (The), Inc.	564,218
7,900	Toro Co.	557,266
3,300	Total System Services, Inc.	149,919
12,100	Travelers Cos., Inc. (The)	1,204,313
16,900	Two Harbors Investment Corp. REIT	149,058
29,164	UGI Corp.	1,015,490

See accompanying Notes to the Financial Statements.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued
500	Ulta Salon Cosmetics & Fragrance, Inc.*	81,675
4,014	Union Pacific Corp.	354,878
12,000	United Parcel Service, Inc. Class B	1,184,280
16,000	UnitedHealth Group, Inc.	1,856,160
1,900	Universal Health Services, Inc. Class B	237,139
35,244	US Bancorp	1,445,356
1,100	Varian Medical Systems, Inc.*	81,158
18,900	Vectren Corp.	793,989
16,100	Ventas, Inc. REIT	902,566
16,700	VeriSign, Inc.*	1,178,352
54,200	Verizon Communications, Inc.	2,358,242
170,204	Visa, Inc. Class A	11,856,411
18,491	Vista Outdoor, Inc.*	821,555
7,465	Vulcan Materials Co.	665,878
2,503	W.W. Grainger, Inc.‡	538,170
38,947	Wal-Mart Stores, Inc.	2,525,323
19,500	Waste Connections, Inc.	947,310
25,900	Waste Management, Inc.	1,290,079
1,900	Waters Corp.*	224,599
148,447	Wells Fargo & Co.	7,622,753
2,000	Welltower, Inc. REIT	135,440
39,480	Weyerhaeuser Co. REIT	1,079,383
14,100	WP Carey, Inc. REIT	815,121
23,859	WR Berkley Corp.	1,297,214
3,300	Xcel Energy, Inc.	116,853
29,070	Xilinx, Inc.	1,232,568
139,050	Yum! Brands, Inc.	11,117,048

	Total United States	388,653,740

	TOTAL COMMON STOCKS (COST $681,508,589)	688,473,339

	INVESTMENT COMPANY — 1.3%

	United States — 1.3%

97,935	SPDR Gold Shares* ‡	10,465,334

	TOTAL INVESTMENT COMPANY (COST $12,385,257)	10,465,334

	PREFERRED STOCKS — 0.4%

	Germany — 0.3%

24,574	Henkel AG & Co. KGaA, 1.41%	2,522,279
2,860	Hornbach Holding AG, 1.10%	229,903

	Total Germany	2,752,182

	Japan — 0.1%

199	Shinkin Central Bank, 3.18%	366,451

	TOTAL PREFERRED STOCKS (COST $3,138,015)	3,118,633

120	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2015 (Unaudited)

Shares			Description	Value ($)

			WARRANTS — 0.1%

			United States — 0.1%

16,569			JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18*	329,889

			TOTAL WARRANTS (COST $263,279)	329,889

Par Value**			Description	Value ($)

			DEBT OBLIGATIONS — 0.2%

			Sovereign Debt Obligations — 0.2%

4,370,000	MXN		Mexican Bonos, 4.75%, due 06/14/18	259,141
3,806,100	MXN		Mexican Bonos, 5.00%, due 12/11/19	223,361
444,000	SGD		Singapore Government Bond, 3.25%, due 09/01/20	330,682
734,000	SGD		Singapore Government Bond, 2.38%, due 04/01/17	524,470
$773,000	SGD		Singapore Government Bond, 0.50%, due 04/01/18	530,863

			TOTAL SOVEREIGN DEBT OBLIGATIONS (COST $2,129,418)	1,868,517

			TOTAL DEBT OBLIGATIONS (COST $2,129,418)	1,868,517

Par Value ($)			Description	Value ($)

			SHORT-TERM INVESTMENTS — 16.5%

			Bank Deposit — 12.5%

101,316,514			State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/15	101,316,514

			Securities Lending Collateral — 4.0%

32,432,139			State Street Institutional U.S. Government Money Market Fund, Premier Class***	32,432,139

			TOTAL SHORT-TERM INVESTMENTS (COST $133,748,653)	133,748,653

			TOTAL INVESTMENTS — 103.7% (Cost $833,173,211)	838,004,365

			Other Assets and Liabilities (net) — (3.7)%	(29,942,843)

			NET ASSETS — 100.0%	$808,061,522

			Notes to Schedule of Investments:

			ADR — American Depository Receipt

			NVDR — Non-Voting Depository Receipt

			REIT — Real Estate Investment Trust

		*	Non-income producing security

		**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

		***	Represents an investment of securities lending cash collateral.

		****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $768,612 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2015 was $651,115.

		‡	All or a portion of this security is out on loan.

See accompanying Notes to the Financial Statements.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

A summary of outstanding financial instruments at September 30, 2015 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales
10/21/15	EUR	Bank of New York	234,000	$261,276	$(4,337)
11/18/15	EUR	Goldman Sachs	261,000	291,553	(512)
12/16/15	EUR	HSBC Bank USA	210,000	234,711	2,285
10/21/15	GBP	Bank of New York	129,000	195,385	5,676
11/18/15	GBP	Goldman Sachs	108,000	163,555	3,292
10/21/15	JPY	Bank of New York	67,027,000	559,777	(19,799)
11/18/15	JPY	Goldman Sachs	59,617,000	498,066	(3,569)

					$(16,964)

Currency Abbreviations

EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
SGD	— Singapore Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
18	Canadian Dollar	December 2015	$1,347,840	$(13,860)
180	MSCI EAFE E-mini Index	December 2015	14,845,500	(349,054)
228	S&P 500 E-mini Index	December 2015	21,759,180	(323,978)
10	S&P/TSX 60 Index	December 2015	1,163,571	(11,412)

				$(698,304)

122	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	9.9
Food	7.9
Banks	6.0
Pharmaceuticals	5.1
Software	5.1
Commercial Services	4.7
Electric	4.5
Telecommunications	4.1
Insurance	3.1
Internet	3.1
REITS	2.7
Agriculture	2.3
Computers	2.1
Semiconductors	2.1
Health Care — Products	1.8
Beverages	1.7
Commodity Fund	1.3
Health Care — Services	1.3
Media	1.3
Aerospace & Defense	1.1
Household Products & Wares	1.1
Real Estate	1.0
Electronics	0.9
Mining	0.9
Cosmetics & Personal Care	0.8
Miscellaneous — Manufacturing	0.8
Building Materials	0.7
Diversified Financial Services	0.7
Engineering & Construction	0.7
Environmental Control	0.7
Oil & Gas	0.6
Advertising	0.5
Holding Companies — Diversified	0.5
Biotechnology	0.4
Forest Products & Paper	0.4
Gas	0.4
Leisure Time	0.4
Machinery — Diversified	0.4
Oil & Gas Services	0.4
Transportation	0.4
Airlines	0.3
Chemicals	0.3
Distribution & Wholesale	0.3
Entertainment	0.3
Investment Companies	0.3
Metal Fabricate & Hardware	0.3
Hand & Machine Tools	0.2
Savings & Loans	0.2
Sovereign	0.2
Textiles	0.2

See accompanying Notes to the Financial Statements.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Auto Manufacturers	0.1
Home Builders	0.1
Housewares	0.1
Iron & Steel	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Water	0.1
Apparel	0.0
Electrical Components & Equipment	0.0
Lodging	0.0
Office & Business Equipment	0.0
Short-Term Investments and Other Assets and Liabilities (net)	12.8

100.0%

124	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Assets
Investments, at value(a)	$391,142,787	$357,565,621	$464,368,926	$475,107,222
Foreign currency, at value(b)	—	—	97,650	—
Cash	45,172	25,510	13,294	58,453
Receivable for investments sold	2,996,597	2,387,404	4,099,538	2,863,863
Dividend and interest receivable	269,322	437,639	190,783	485,429
Cash collateral held at broker on open futures contracts	792,000	806,000	1,005,000	1,105,000
Receivable for variation margin on open futures contracts	302,375	272,210	341,357	298,410
Foreign tax reclaims receivable	186,424	7,038	47,554	—
Securities lending income receivable	37,410	7,385	11,314	45,546
Prepaid expenses	5,522	5,229	6,560	6,207

Total assets	395,777,609	361,514,036	470,181,976	479,970,130

Liabilities
Payable for investments purchased	7,117,450	4,524,189	10,371,934	11,832,223
Obligation to return securities lending collateral	28,055,206	6,345,778	19,797,456	32,139,919
Payable to affiliate for:
Advisory fees	163,563	154,122	332,001	321,138
Accrued expenses	54,062	63,847	73,661	69,431

Total liabilities	35,390,281	11,087,936	30,575,052	44,362,711

Net assets	$360,387,328	$350,426,100	$439,606,924	$435,607,419

Net assets consist of:
Paid-in capital	310,482,671	320,321,117	392,610,628	447,273,132
Accumulated undistributed (distributions in excess of) net investment income	1,225,369	4,315,181	(1,105,021)	843,953
Accumulated net realized gain	35,536,644	38,289,571	22,603,232	14,456,592
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currencies	13,142,644	(12,499,769)	25,498,085	(26,966,258)

Net assets	$360,387,328	$350,426,100	$439,606,924	$435,607,419

Net assets attributable to:
Class Y-3 shares	$360,387,328	$350,426,100	$439,606,924	$435,607,419

Shares outstanding:
Class Y-3	34,251,157	33,604,780	40,277,050	51,044,689

Net asset value per share:
Class Y-3	$10.52	$10.43	$10.91	$8.53

(a) Investments, at cost	$377,729,001	$369,798,588	$437,942,269	$501,313,617

(b) Foreign currency, at cost	$—	$—	$98,162	$—

See accompanying Notes to the Financial Statements.	125

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2015 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund
Assets
Investments, at value(a)	$2,021,161,960	$910,924,896	$391,307,063	$1,004,975,656
Foreign currency, at value(b)	3,095,497	—	—	2,480,832
Cash	—	27,781	43,947	1,483,938
Receivable for investments sold	20,097,901	14,570,788	—	2,347,625
Receivable for TBA securities sold	—	10,238,714	—	—
Receivable for Fund shares sold	—	20,700,000	5,554,782	1,157,517
Dividend and interest receivable	4,490,498	6,290,671	6,718,920	2,393,081
Cash collateral held at broker on open futures contracts	4,220,000	163,300	400,412	4,261,031
Unrealized appreciation on open forward foreign currency contracts	—	—	2,155,150	2,404,844
Receivable for variation margin on open futures contracts	1,714,970	—	452,866	1,393,370
Receivable for expenses reimbursed by Advisor	—	—	20,482	—
Synthetic futures, at value	—	—	—	10,062
Variation margin receivable on open centrally cleared swap contracts	—	12,676	—	—
Foreign tax reclaims receivable	1,740,884	—	84,834	15,533
Securities lending income receivable	21,844	1,813	8,301	23,459
Prepaid expenses	27,815	11,127	6,036	15,043

Total assets	2,056,571,369	962,941,766	406,752,793	1,022,961,991

Liabilities
Foreign currency overdraft, at value(b)	—	—	915,422	—
Payable for investments purchased	33,204,488	8,076,890	5,036,825	2,952,643
Payable for Fund shares repurchased	—	—	—	44
Payable for TBA and when-issued securities purchased	—	44,521,744	1,401,000	—
Written options, at value(c)	—	90,963	—	—
Synthetic futures, at value	—	—	—	936,072
Unrealized depreciation on open forward foreign currency contracts	—	—	1,813,942	1,700,734
Variation margin payable on open futures contracts	—	52,251	—	43,118
Obligation to return securities lending collateral	79,951,616	6,539,643	17,090,658	37,939,957
Payable to affiliate for:
Advisory fees	1,173,675	248,234	246,857	629,952
Trustees fees	—	550	—	—
Payable for foreign capital gains tax	—	—	—	692,418
Accrued expenses	247,271	138,263	96,713	255,818

Total liabilities	114,577,050	59,668,538	26,601,417	45,150,756

Net assets	$1,941,994,319	$903,273,228	$380,151,376	$977,811,235

126	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2015 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund

Net assets consist of:
Paid-in capital	1,935,761,331	879,330,659	460,795,250	1,164,481,455
Accumulated undistributed net investment income	26,687,112	17,311,894	10,448,487	13,609,641
Accumulated net realized gain (loss)	33,380,432	8,007,704	(14,327,877)	(73,952,791)
Net unrealized depreciation on investments, futures contracts, options written, swap contracts and foreign currencies	(53,834,556)	(1,377,029)	(76,764,484)	(126,327,070)

Net assets	$1,941,994,319	$903,273,228	$380,151,376	$977,811,235

Net assets attributable to:
Class Y-3 shares	$1,941,994,319	$903,273,228	$380,151,376	$977,811,235

Shares outstanding:
Class Y-3	199,293,202	87,679,853	46,121,807	117,656,005

Net asset value per share:
Class Y-3	$9.74	$10.30	$8.24	$8.31

(a) Investments, at cost	$2,072,657,585	$911,820,884	$467,971,260	$1,129,597,615

(b) Foreign currency at cost	$3,151,692	$—	$(1,023,298)	$2,758,110

(c) Premiums on written options	$—	$115,552	$—	$—

See accompanying Notes to the Financial Statements.	127

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2015 (Unaudited)

Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)	$838,004,365
Foreign currency, at value(b)	1,117,352
Cash	34,191
Receivable for investments sold	9,878,860
Dividend and interest receivable	1,250,888
Cash collateral held at broker on open futures contracts	1,855,000
Unrealized appreciation on open forward foreign currency contracts	11,253
Receivable for variation margin on open futures contracts	709,703
Foreign tax reclaims receivable	449,883
Securities lending income receivable	12,292
Prepaid expenses	11,496

Total assets	853,335,283

Liabilities
Payable for investments purchased	12,194,897
Unrealized depreciation on open forward foreign currency contracts	28,217
Obligation to return securities lending collateral	32,432,139
Payable to affiliate for:
Advisory fees	495,364
Accrued expenses	123,144

Total liabilities	45,273,761

Net assets	$808,061,522

Net assets consist of:
Paid-in capital	754,299,744
Accumulated undistributed net investment income	7,639,547
Accumulated net realized gain	42,047,698
Net unrealized appreciation on investments, futures contracts and foreign currencies	4,074,533

Net assets	$808,061,522

Net assets attributable to:
Class Y-3 shares	$808,061,522

Shares outstanding:
Class Y-3	69,128,750

Net asset value per share:
Class Y-3	$11.69

(a) Investments, at cost	$833,173,211

(b) Foreign currency, at cost	$1,133,995

128	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2015 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Investment Income:
Interest	$1,227	$1,313	$1,832	$1,869
Dividends	1,771,686	3,903,064	1,700,732	2,684,113
Securities lending income	81,440	49,361	119,242	266,453
Withholding taxes	(84,591)	(38,775)	(33,152)	(60,131)

Total investment income	1,769,762	3,914,963	1,788,654	2,892,304

Expenses:
Advisory fees	1,071,342	1,021,276	2,110,002	2,042,031
Transfer agent fees	11,511	11,302	11,450	11,427
Custodian and fund accounting fees	51,464	69,362	77,723	63,570
Audit fees	23,511	23,621	25,106	27,038
Legal fees	27,371	26,946	33,459	32,747
Trustees fees	9,851	9,734	11,881	11,541
Registration fees	13,088	13,826	12,984	14,057
Interest expense	126	155	152	144
Miscellaneous	11,182	11,429	12,604	12,709

Total expenses	1,219,446	1,187,651	2,295,361	2,215,264

Net investment income (loss)	550,316	2,727,312	(506,707)	677,040

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,803,697	17,353,113	8,414,002	10,656,125
Closed futures contracts	(592,922)	(1,248,605)	(1,080,641)	(1,433,739)
Forward foreign currency contracts and foreign currency related transactions	—	(380)	(1,010)	(575)

Net realized gain	12,210,775	16,104,128	7,332,351	9,221,811

Change in net unrealized appreciation (depreciation) on:
Investments	(32,268,524)	(61,180,102)	(55,661,771)	(61,063,950)
Open futures contracts	(96,082)	(135,526)	(1,073,984)	(994,228)
Forward foreign currency contracts and foreign currency related translations	—	(250)	(1,135)	14

Change in net unrealized appreciation (depreciation)	(32,364,606)	(61,315,878)	(56,736,890)	(62,058,164)

Net realized and unrealized gain (loss)	(20,153,831)	(45,211,750)	(49,404,539)	(52,836,353)

Net decrease in net assets resulting from operations	$(19,603,515)	$(42,484,438)	$(49,911,246)	$(52,159,313)

See accompanying Notes to the Financial Statements.	129

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2015 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund
Investment Income:
Interest	$3,760	$13,438,104	$13,835,817	$7,967
Dividends	32,878,055	104,934	—	24,625,070
Securities lending income	795,375	8,468	21,468	109,713
Withholding taxes	(3,067,697)	—	(46,443)	(2,729,610)
Other income	—	3,871	20,897	203

Total investment income	30,609,493	13,555,377	13,831,739	22,013,343

Expenses:
Advisory fees	7,661,465	1,512,981	1,627,108	4,352,308
Transfer agent fees	11,570	11,538	11,455	11,642
Custodian and fund accounting fees	586,223	156,553	188,855	800,291
Audit fees	51,584	36,843	31,052	52,880
Legal fees	146,942	62,426	29,234	77,067
Trustees fees	52,611	23,425	10,365	27,475
Registration fees	12,499	13,055	15,458	17,642
Interest expense	441	—	555	5,338
Miscellaneous	61,718	28,588	9,250	28,784

Total expenses	8,585,053	1,845,409	1,923,332	5,373,427
Reimbursement of expenses	—	—	(92,281)	—

Net expenses	8,585,053	1,845,409	1,831,051	5,373,427

Net investment income (loss)	22,024,440	11,709,968	12,000,688	16,639,916

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,158,296	554,888	(14,861,296)	(35,444,802)
Swap contracts	—	(203,461)	—	—
Closed futures contracts	(5,934,298)	412,050	(469,615)	(11,111,061)
Written option contracts	—	131,926	—	—
Forward foreign currency contracts and foreign currency related transactions	(718,398)	(6,811)	601,626	(3,485,508)

Net realized gain (loss)	18,505,600	888,592	(14,729,285)	(50,041,371)

Change in net unrealized appreciation (depreciation) on:
Investments	(209,502,191)	(23,715,830)	(36,078,192)	(142,430,553)
Swap contracts	—	(427,265)	—	—
Open futures contracts	(2,281,298)	83,863	274,340	(3,775,792)
Written option contracts	—	28,723	—	—
Forward foreign currency contracts and foreign currency related translations	5,507	(2,268)	(1,481,029)	1,469,391

Change in net unrealized appreciation (depreciation)	(211,777,982)	(24,032,777)	(37,284,881)	(144,736,954)

Net realized and unrealized gain (loss)	(193,272,382)	(23,144,185)	(52,014,166)	(194,778,325)

Net decrease in net assets resulting from operations	$(171,247,942)	$(11,434,217)	$(40,013,478)	$(178,138,409)

130	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2015 (Unaudited)

Mercer Global Low Volatility Equity Fund
Investment Income:
Interest	$18,452
Dividends	10,392,985
Securities lending income	166,127
Withholding taxes	(666,069)

Total investment income	9,911,495

Expenses:
Advisory fees	3,130,272
Transfer agent fees	11,382
Custodian and fund accounting fees	170,830
Audit fees	32,536
Legal fees	58,986
Trustees fees	21,185
Registration fees	16,647
Interest expense	326
Miscellaneous	23,338

Total expenses	3,465,502

Net investment income (loss)	6,445,993

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,295,235
Closed futures contracts	(2,689,349)
Forward foreign currency contracts and foreign currency related transactions	338,170

Net realized gain	2,944,056

Change in net unrealized appreciation (depreciation) on:
Investments	(37,900,751)
Open futures contracts	(735,589)
Forward foreign currency contracts and foreign currency related translations	(467,682)

Change in net unrealized appreciation (depreciation)	(39,104,022)

Net realized and unrealized gain (loss)	(36,159,966)

Net decrease in net assets resulting from operations	$(29,713,973)

See accompanying Notes to the Financial Statements.	131

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Growth Equity Fund		Mercer US Large Cap Value Equity Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$550,316	$1,371,357	$2,727,312	$5,280,848
Net realized gain (loss)	12,210,775	89,238,258	16,104,128	64,786,923
Change in net unrealized appreciation (depreciation)	(32,364,606)	(41,892,194)	(61,315,878)	(37,278,891)

Net increase (decrease) in net assets resulting from operations	(19,603,515)	48,717,421	(42,484,438)	32,788,880

Distributions to shareholders from:
Net investment income
Class Y-3	—	(1,009,786)	—	(5,406,946)

Total distributions from net investment income	—	(1,009,786)	—	(5,406,946)

Net realized gains
Class Y-3	—	(93,603,995)	—	(51,164,468)

Total distributions from net realized gains	—	(93,603,995)	—	(51,164,468)

Net share transactions (See Note 7):
Class Y-3	17,292,457	49,732,510	30,027,671	16,187,539

Increase in net assets resulting from net shares transactions	17,292,457	49,732,510	30,027,671	16,187,539

Net increase (decrease) in net assets	(2,311,058)	3,836,150	(12,456,767)	(7,594,995)

Net assets:
Beginning of period	362,698,386	358,862,236	362,882,867	370,477,862

End of period	$360,387,328	$362,698,386	$350,426,100	$362,882,867

Undistributed net investment income included in net assets at end of period	$1,225,369	$675,053	$4,315,181	$1,587,869

132	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer US Small/Mid Cap Growth Equity Fund		Mercer US Small/Mid Cap Value Equity Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$(506,707)	$(1,064,325)	$677,040	$1,175,519
Net realized gain (loss)	7,332,351	47,234,362	9,221,811	22,938,710
Change in net unrealized appreciation (depreciation)	(56,736,890)	7,053,216	(62,058,164)	(929,804)

Net increase (decrease) in net assets resulting from operations	(49,911,246)	53,223,253	(52,159,313)	23,184,425

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(994,292)

Total distributions from net investment income	—	—	—	(994,292)

Net realized gains
Class Y-3	—	(53,577,019)	—	(69,483,836)

Total distributions from net realized gains	—	(53,577,019)	—	(69,483,836)

Net share transactions (See Note 7):
Class Y-3	18,625,565	73,886,251	31,420,891	114,927,870

Increase in net assets resulting from net shares transactions	18,625,565	73,886,251	31,420,891	114,927,870

Net increase (decrease) in net assets	(31,285,681)	73,532,485	(20,738,422)	67,634,167

Net assets:
Beginning of period	470,892,605	397,360,120	456,345,841	388,711,674

End of period	$439,606,924	$470,892,605	$435,607,419	$456,345,841

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,105,021)	$(598,314)	$843,953	$166,913

See accompanying Notes to the Financial Statements.	133

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$22,024,440	$35,085,958	$11,709,968	$25,019,242
Net realized gain (loss)	18,505,600	79,341,632	888,592	20,292,462
Change in net unrealized appreciation (depreciation)	(211,777,982)	(103,250,204)	(24,032,777)	5,565,408

Net increase (decrease) in net assets resulting from operations	(171,247,942)	11,177,386	(11,434,217)	50,877,112

Distributions to shareholders from:
Net investment income
Class Y-3	—	(47,473,858)	—	(26,100,759)

Total distributions from net investment income	—	(47,473,858)	—	(26,100,759)

Net realized gains
Class Y-3	—	(170,533,817)	—	(17,130,534)

Total distributions from net realized gains	—	(170,533,817)	—	(17,130,534)

Net share transactions (See Note 7):
Class Y-3	40,260,985	398,335,931	22,058,633	(191,436,484)

Increase (decrease) in net assets resulting from net shares transactions	40,260,985	398,335,931	22,058,633	(191,436,484)

Net increase (decrease) in net assets	(130,986,957)	191,505,642	10,624,416	(183,790,665)

Net assets:
Beginning of period	2,072,981,276	1,881,475,634	892,648,812	1,076,439,477

End of period	$1,941,994,319	$2,072,981,276	$903,273,228	$892,648,812

Undistributed net investment income included in net assets at end of period	$26,687,112	$4,662,672	$17,311,894	$5,601,926

134	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$12,000,688	$18,584,572	$16,639,916	$16,472,583
Net realized gain (loss)	(14,729,285)	(2,390,213)	(50,041,371)	(13,106,014)
Change in net unrealized appreciation (depreciation)	(37,284,881)	(44,818,843)	(144,736,954)	1,697,780

Net increase (decrease) in net assets resulting from operations	(40,013,478)	(28,624,484)	(178,138,409)	5,064,349

Distributions to shareholders from:
Net investment income
Class Y-3	—	(17,059,016)	—	(18,781,299)

Total distributions from net investment income	—	(17,059,016)	—	(18,781,299)

Net realized gains
Class Y-3	—	(2,517,357)	—	—

Total distributions from net realized gains	—	(2,517,357)	—	—

Net share transactions (See Note 7):
Class Y-3	24,225,710	183,559,152	68,594,401	238,149,352

Increase in net assets resulting from net shares transactions	24,225,710	183,559,152	68,594,401	238,149,352

Net increase (decrease) in net assets	(15,787,768)	135,358,295	(109,544,008)	224,432,402

Net assets:
Beginning of period	395,939,144	260,580,849	1,087,355,243	862,922,841

End of period	$380,151,376	$395,939,144	$977,811,235	$1,087,355,243

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$10,448,487	$(1,552,201)	$13,609,641	$(3,030,275)

See accompanying Notes to the Financial Statements.	135

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,445,993	$10,007,231
Net realized gain (loss)	2,944,056	69,610,968
Change in net unrealized appreciation (depreciation)	(39,104,022)	(32,482,741)

Net increase (decrease) in net assets resulting from operations	(29,713,973)	47,135,458

Distributions to shareholders from:
Net investment income
Class Y-3	—	(12,009,539)

Total distributions from net investment income	—	(12,009,539)

Net realized gains
Class Y-3	—	(41,263,632)

Total distributions from net realized gains	—	(41,263,632)

Net share transactions (See Note 7):
Class Y-3	18,723,559	82,548,255

Increase in net assets resulting from net shares transactions	18,723,559	82,548,255

Net increase (decrease) in net assets	(10,990,414)	76,410,542

Net assets:
Beginning of period	819,051,936	742,641,394

End of period	$808,061,522	$819,051,936

Undistributed net investment income included in net assets at end of period	$7,639,547	$1,193,554

136	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Financial Highlights

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12		Year Ended 03/31/11
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$11.11		$13.16		$13.56		$13.27		$12.19		$10.08

Net investment income†	0.02		0.05		0.07		0.08		0.04		0.03
Net realized and unrealized gain (loss) on investments	(0.61)		1.63		3.11		0.68		1.06		2.12

Total from investment operations	(0.59)		1.68		3.18		0.76		1.10		2.15

Less dividends and distributions:
From net investment income	—		(0.04)		(0.09)		(0.08)		(0.02)		(0.04)
From net realized gain on investments	—		(3.69)		(3.49)		(0.39)		—		—

Total dividends and distributions	—		(3.73)		(3.58)		(0.47)		(0.02)		(0.04)

Net asset value at end of period	$10.52		$11.11		$13.16		$13.56		$13.27		$12.19

Total investment return	(5.31	)%**	13.63	%(a)	23.99	%(a)	6.03	%(a)	9.08	%(a)	21.38	%(a)

Ratios/Supplemental Data:
Net investment income to average net assets	0.28	%*	0.37%		0.48%		0.61%		0.33%		0.27%
Net expenses to average daily net assets	0.63	%*(b)	0.60	%(b)	0.57%		0.57%		0.57%		0.57%
Total expenses (before reductions and reimbursements) to average daily net assets	0.63	%*(b)	0.63	%(b)	0.63%		0.63%		0.63%		0.64%
Portfolio turnover rate	36	%**	118%		50%		65%		64%		106	%(c)
Net assets at end of period (in 000’s)	$360,387		$362,698		$358,862		$465,787		$465,641		$427,840

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Portfolio turnover calculation does not include $23,568,413 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	137

Mercer US Large Cap Value Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12		Year Ended 03/31/11
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$11.69		$12.66		$9.95		$8.71		$8.25		$7.52

Net investment income†	0.08		0.18		0.18		0.18		0.16		0.11
Net realized and unrealized gain (loss) on investments	(1.34)		0.94		2.75		1.26		0.45		0.72

Total from investment operations	(1.26)		1.12		2.93		1.44		0.61		0.83

Less dividends and distributions:
From net investment income	—		(0.20)		(0.22)		(0.20)		(0.15)		(0.10)
From net realized gain on investments	—		(1.89)		—		—		—		—

Total dividends and distributions	—		(2.09)		(0.22)		(0.20)		(0.15)		(0.10)

Net asset value at end of period	$10.43		$11.69		$12.66		$9.95		$8.71		$8.25

Total investment return	(10.78	)%**	9.10	%(a)	29.54	%(a)	16.71	%(a)	7.69	%(a)	11.07	%(a)

Ratios/Supplemental Data:
Net investment income to average net assets	1.42	%*	1.44%		1.60%		2.07%		2.03%		1.52%
Net expenses to average daily net assets	0.62	%*(b)	0.59	%(b)	0.55%		0.55%		0.55%		0.55%
Total expenses (before reductions and reimbursements) to average daily net assets	0.62	%*(b)	0.62	%(b)	0.61%		0.60%		0.62%		0.63%
Portfolio turnover rate	33	%**	60%		45%		59%		109%		117	%(c)
Net assets at end of period (in 000’s)	$350,426		$362,883		$370,478		$475,898		$459,999		$420,518

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Portfolio turnover calculation does not include $21,956,759 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

138	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12		Year Ended 03/31/11
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.23		$12.44		$11.94		$11.62		$12.49		$9.75

Net investment loss†	(0.01)		(0.03)		(0.02)		(0.01)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	(1.31)		1.32		2.63		1.31		0.27		2.77

Total from investment operations	(1.32)		1.29		2.61		1.30		0.23		2.74

Less dividends and distributions:
From net investment income	—		—		—		(0.01)		—		—
From net realized gain on investments	—		(1.50)		(2.11)		(0.97)		(1.10)		—

Total dividends and distributions	—		(1.50)		(2.11)		(0.98)		(1.10)		—

Net asset value at end of period	$10.91		$12.23		$12.44		$11.94		$11.62		$12.49

Total investment return	(10.79	)%**	11.11	%(a)	22.34	%(a)	12.11	%**(a)	3.36	%(a)	28.10	%(a)

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.22	)%*	(0.25)%		(0.17)%		(0.05)%		(0.36)%		(0.34)%
Net expenses to average daily net assets	0.98	%*(b)	0.98	%(b)	0.97%		0.96%		0.92%		0.92%
Total expenses (before reductions and reimbursements) to average daily net assets	0.98	%*(b)	0.99	%(b)	0.99%		1.01%		1.01%		1.02%
Portfolio turnover rate	30	%**	75%		67%		54%		95%		107%
Net assets at end of period (in 000’s)	$439,607		$470,893		$397,360		$442,080		$300,176		$300,980

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	139

Mercer US Small/Mid Cap Value Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12		Year Ended 03/31/11
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.63		$10.98		$11.05		$9.94		$10.64		$8.64

Net investment income†	0.01		0.03		0.04		0.13		0.06		0.05
Net realized and unrealized gain (loss) on investments	(1.11)		0.34		2.24		1.46		(0.14	)(a)	2.05

Total from investment operations	(1.10)		0.37		2.28		1.59		(0.08)		2.10

Less dividends and distributions:
From net investment income	—		(0.02)		(0.10)		(0.11)		(0.04)		(0.10)
From net realized gain on investments	—		(1.70)		(2.25)		(0.37)		(0.58)		—

Total dividends and distributions	—		(1.72)		(2.35)		(0.48)		(0.62)		(0.10)

Net asset value at end of period	$8.53		$9.63		$10.98		$11.05		$9.94		$10.64

Total investment return	(11.42	)%**	4.27	%(b)	21.61	%(b)	16.51	%(b)	(0.03	)%(b)	24.36	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	0.30	%*	0.28%		0.38%		1.26%		0.60%		0.65%
Net expenses to average daily net assets	0.98	%*(c)	0.98	%(c)	0.97%		0.96%		0.92%		0.92%
Total expenses (before reductions and reimbursements) to average daily net assets	0.98	%*(c)	0.99	%(c)	1.00%		1.01%		1.01%		1.02%
Portfolio turnover rate	37	%**	88%		122	%(d)	80%		92%		95%
Net assets at end of period (in 000’s)	$435,607		$456,346		$388,712		$429,412		$292,391		$295,626

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of sales of the Fund in relation to the fluctuating net asset value per share of the Fund.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Portfolio turnover calculation does not include $38,447,113 of securities transferred out of the Fund as part of an in-kind redemption.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

140	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12		Year Ended 03/31/11
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.64		$11.92		$10.58		$9.72		$10.46		$9.73

Net investment income†	0.11		0.19		0.29		0.21		0.25		0.17
Net realized and unrealized gain (loss) on investments	(1.01)		(0.22)		1.94		0.90		(0.81)		0.74

Total from investment operations	(0.90)		(0.03)		2.23		1.11		(0.56)		0.91

Less dividends and distributions:
From net investment income	—		(0.27)		(0.33)		(0.25)		(0.18)		(0.18)
From net realized gain on investments	—		(0.98)		(0.56)		—		—		—

Total dividends and distributions	—		(1.25)		(0.89)		(0.25)		(0.18)		(0.18)

Net asset value at end of period	$9.74		$10.64		$11.92		$10.58		$9.72		$10.46

Total investment return	(8.46	)%**	0.19	%(a)	21.48	%(a)	11.53	%(a)	(5.15	)%(a)	9.45	%(a)

Ratios/Supplemental Data:
Net investment income to average net assets	2.12	%*	1.72%		2.52%		2.17%		2.57%		1.76%
Net expenses to average daily net assets	0.83	%*(b)	0.84	%(b)	0.85%		0.83%		0.82%		0.82%
Total expenses (before reductions and reimbursements) to average daily net assets	0.83	%*(b)	0.84	%(b)	0.86%		0.86%		0.92%		0.92%
Portfolio turnover rate	57	%**	101%		95	%(c)	90%		105	%(d)	87%
Net assets at end of period (in 000’s)	$1,941,994		$2,072,981		$1,881,476		$2,138,930		$1,892,784		$1,563,529

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Includes interest expense that amounts to less than 0.01%.
(c)	Portfolio turnover calculation does not include $177,821,966 of securities transferred out of the Fund as part of an in-kind redemption.
(d)	Portfolio turnover calculation does not include $9,536,640 of securities transferred into the Fund as part of an in-kind contribution.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	141

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Year Ended 03/31/13		Year Ended 03/31/12		Year Ended 03/31/11
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.43		$10.42		$10.68		$10.58		$10.23		$10.11

Net investment income†	0.14		0.28		0.24		0.27		0.33		0.29
Net realized and unrealized gain (loss) on investments	(0.27)		0.28		(0.19)		0.37		0.46		0.34

Total from investment operations	(0.13)		0.56		0.05		0.64		0.79		0.63

Less dividends and distributions:
From net investment income	—		(0.33)		(0.25)		(0.31)		(0.31)		(0.36)
From net realized gain on investments	—		(0.22)		(0.06)		(0.23)		(0.13)		(0.15)

Total dividends and distributions	—		(0.55)		(0.31)		(0.54)		(0.44)		(0.51)

Net asset value at end of period	$10.30		$10.43		$10.42		$10.68		$10.58		$10.23

Total investment return	(1.25	)%**	5.43	%(a)	0.44	%(a)	6.15	%(a)	7.88	%(a)	6.25	%(a)

Ratios/Supplemental Data:
Net investment income to average net assets	2.69	%*	2.66%		2.32%		2.51%		3.13%		2.79%
Net expenses to average daily net assets	0.42	%*	0.40%		0.37%		0.37%		0.37%		0.37%
Total expenses (before reductions and reimbursements) to average daily net assets	0.42	%*	0.42%		0.43%		0.43%		0.44%		0.45%
Portfolio turnover rate	44	%**	192%		187	%(b)	125%		181%		379%
Net assets at end of period (in 000’s)	$903,273		$892,649		$1,076,439		$1,093,253		$1,025,624		$1,043,027

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Excludes treasury dollar roll transactions. The Portfolio turnover rate including treasury dollar roll transactions was 251% for the year ended March 31, 2014.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

142	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Period Ended 03/31/14(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.13		$10.43		$10.00

Net investment income†	0.26		0.56		0.34
Net realized and unrealized gain (loss) on investments	(1.15)		(1.32)		0.35

Total from investment operations	(0.89)		(0.76)		0.69

Less dividends and distributions:
From net investment income	—		(0.47)		(0.22)
From net realized gain on investments	—		(0.07)		(0.04)

Total dividends and distributions	—		(0.54)		(0.26)

Net asset value at end of period	$8.24		$9.13		$10.43

Total investment return(b)	(9.75	)%**	(7.36)%		7.00	%**

Ratios/Supplemental Data:
Net investment income to average net assets	5.90	%*	5.55%		5.52	%*
Net expenses to average daily net assets	0.90	%*(c)	0.90	%(c)	0.90	%*
Total expenses (before reductions and reimbursements) to average daily net assets	0.95	%*(c)	0.97	%(c)	1.17	%*
Portfolio turnover rate	29	%**	58%		28	%**
Net assets at end of period (in 000’s)	$380,151		$395,939		$260,581

(a)	The Fund commenced operations on August 21, 2013.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	143

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.88		$9.99		$10.49		$10.00

Net investment income†	0.15		0.17		0.18		0.10
Net realized and unrealized gain (loss) on investments	(1.72)		(0.09)		(0.46)		0.46

Total from investment operations	(1.57)		0.08		(0.28)		0.56

Less dividends and distributions:
From net investment income	—		(0.19)		(0.19)		(0.06)
From net realized gain on investments	—		—		(0.03)		(0.01)

Total dividends and distributions	—		(0.19)		(0.22)		(0.07)

Net asset value at end of period	$8.31		$9.88		$9.99		$10.49

Total investment return	(15.89	)%**	0.81	%(b)	(2.61	)%(b)	5.64	%**(b)

Ratios/Supplemental Data:
Net investment income to average net assets	3.03	%*	1.66%		1.77%		1.08	%*
Net expenses to average daily net assets	0.98	%*(c)	0.98	%(c)	0.95	%(c)	0.95	%*(c)
Total expenses (before reductions and reimbursements) to average daily net assets	0.98	%*(c)	1.00	%(c)	1.04	%(c)	1.15	%*(c)
Portfolio turnover rate	30	%**	46%		64%		52	%**
Net assets at end of period (in 000’s)	$977,811		$1,087,355		$862,923		$517,085

(a)	The Portfolio commenced operations on May 1, 2012.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

144	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/15 (Unaudited)		Year Ended 03/31/15		Year Ended 03/31/14		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$12.11		$12.27		$11.19		$10.00

Net investment income†	0.09		0.15		0.14		0.07
Net realized and unrealized gain (loss) on investments	(0.51)		0.54		1.45		1.14

Total from investment operations	(0.42)		0.69		1.59		1.21

Less dividends and distributions:
From net investment income	—		(0.19)		(0.16)		(0.02)
From net realized gain on investments	—		(0.66)		(0.35)		—

Total dividends and distributions	—		(0.85)		(0.51)		(0.02)

Net asset value at end of period	$11.69		$12.11		$12.27		$11.19

Total investment return	(3.47	)%**	5.80	%(b)	14.40	%(b)	12.13	%**(b)

Ratios/Supplemental Data:
Net investment income to average net assets	1.54	%*	1.25%		1.20%		1.62	%*
Net expenses to average daily net assets	0.83	%*(c)	0.85	%(c)	0.85%		0.85	%*
Total expenses (before reductions and reimbursements/recapture) to average daily net assets	0.83	%*(c)	0.84	%(c)	0.84%		1.00	%*
Portfolio turnover rate	14	%**	84%		46%		12	%**
Net assets at end of period (in 000’s)	$808,062		$819,052		$742,641		$301,230

(a)	The Fund commenced operations on November 6, 2012.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	145

Mercer Funds

Notes to the Financial Statements

September 30, 2015 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2015, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at September 30, 2015, substantially all foreign equity securities

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

held by Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”) or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2015. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts are determined using Level 1 inputs as of September 30, 2015.

At September 30, 2015, Large Cap Growth, Large Cap Value and Small/Mid Cap Value held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit and State Street Institutional U.S. Government Money Market Fund, Premier Class, as shown in the schedule of investments, whose value was determined using a Level 2 input.

The following is a summary of the inputs used as of September 30, 2015 in valuing the assets and liabilities of Small/Mid Cap Growth, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Small/Mid Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,735,503	$—	$—	$3,735,503
Airlines	2,589,145	—	—	2,589,145
Apparel	4,603,666	—	—	4,603,666
Auto Parts & Equipment	2,362,868	—	—	2,362,868
Banks	9,538,624	—	—	9,538,624
Biotechnology	9,443,981	—	—	9,443,981
Building Materials	6,797,705	—	—	6,797,705

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Chemicals	$8,273,338	$—		$—	$8,273,338
Coal	1,231,272	—		—	1,231,272
Commercial Services	35,120,748	—		—	35,120,748
Computers	17,693,506	—		—	17,693,506
Distribution & Wholesale	4,206,981	—		—	4,206,981
Diversified Financial Services	17,938,908	—		—	17,938,908
Entertainment	2,617,523	—		—	2,617,523
Food	1,472,341	—		—	1,472,341
Hand & Machine Tools	5,968,168	—		—	5,968,168
Health Care - Products	18,969,963	—		—	18,969,963
Health Care - Services	17,171,809	—		—	17,171,809
Home Furnishings	5,850,245	—		—	5,850,245
Household Products & Wares	6,574,360	—		—	6,574,360
Insurance	3,568,092	—		—	3,568,092
Internet	14,359,801	—		—	14,359,801
Leisure Time	1,823,482	—		—	1,823,482
Lodging	1,477,079	—		—	1,477,079
Machinery - Diversified	20,187,668	—		—	20,187,668
Media	3,199,726	—		—	3,199,726
Miscellaneous - Manufacturing	1,931,071	—		—	1,931,071
Office Furnishings	2,658,481	—		—	2,658,481
Oil & Gas	4,833,419	—		—	4,833,419
Oil & Gas Services	4,113,057	—		—	4,113,057
Packaging & Containers	1,510,957	—		—	1,510,957
Pharmaceuticals	22,891,792	—		—	22,891,792
Real Estate	2,219,090	—		—	2,219,090
REITS	17,895,233	—		—	17,895,233
Retail	43,259,027	—		—	43,259,027
Semiconductors	5,375,138	—		—	5,375,138
Software	56,316,122	—		—	56,316,122
Telecommunications	11,234,621	—		—	11,234,621
Transportation	11,028,819	—		—	11,028,819

Total Common Stocks	412,043,329	—		—	412,043,329

Warrants
Oil & Gas	—	0	*	—	—

Total Warrants	—	0		—	—

Short-Term Investments
Bank Deposits	—	32,528,141		—	32,528,141
Securities Lending Collateral	—	19,797,456		—	19,797,456

Total Short-Term Investments	—	52,325,597		—	52,325,597

Total	$412,043,329	$52,325,597		$—	$464,368,926

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(927,707)	$—	$—	$(927,707)

Total Futures Contracts	(927,707)	—	—	(927,707)

Total	$(927,707)	$—	$—	$(927,707)

*	Represents one or more Level 2 securities at $0 value as of September 30, 2015.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$1,998,005	$60,337,026	$—	$62,335,031
Austria	—	5,132,627	—	5,132,627
Belgium	2,552,956	23,655,454	—	26,208,410
Bermuda	—	3,800,022	—	3,800,022
Brazil	2,417,509	—	—	2,417,509
Canada	9,057,920	—	—	9,057,920
Cayman Islands	—	16,056,350	—	16,056,350
China	—	2,231,365	—	2,231,365
Denmark	6,485,802	45,009,426	—	51,495,228
Finland	—	5,515,564	—	5,515,564
France	587,941	156,182,429	—	156,770,370
Germany	230,472	163,805,805	—	164,036,277
Hong Kong	—	15,539,784	—	15,539,784
Hungary	—	2,045,622	—	2,045,622
India	814,500	—	—	814,500
Indonesia	—	4,190,929	—	4,190,929
Ireland	5,537,722	3,323,289	—	8,861,011
Israel	4,574,502	4,477,346	—	9,051,848
Italy	—	31,506,618	—	31,506,618
Japan	1,582,023	411,985,306	—	413,567,329
Luxembourg	—	958,010	—	958,010
Malaysia	—	1,668,654	—	1,668,654
Malta	—	2,021,679	—	2,021,679
Netherlands	16,790,435	66,190,639	—	82,981,074
New Zealand	—	2,735,679	—	2,735,679
Norway	752,272	26,407,414	—	27,159,686
Philippines	—	1,012,944	—	1,012,944

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Poland	$—	$1,505,532	$—		$1,505,532
Portugal	—	9,218,909	104,819		9,323,728
Russia	—	2,572,458	—		2,572,458
Singapore	—	4,046,890	—		4,046,890
South Africa	—	1,461,334	—		1,461,334
South Korea	—	6,151,033	—		6,151,033
Spain	797,118	34,096,284	0	**	34,893,402
Sweden	466,105	54,429,521	—		54,895,626
Switzerland	7,791,750	170,230,367	—		178,022,117
Taiwan	7,591,450	1,454,892	—		9,046,342
Thailand	—	1,111,233	—		1,111,233
Turkey	—	1,633,907	—		1,633,907
United Kingdom	50,756,690	281,572,840	—		332,329,530
United States	41,378,714	—	—		41,378,714

Total Common Stocks	162,163,886	1,625,275,181	104,819		1,787,543,886

Investment Companies
United States	17,913,303	—	—		17,913,303

Total Investment Companies	17,913,303	—	—		17,913,303

Preferred Stocks
Brazil	1,304,653	—	—		1,304,653
Germany	—	14,471,961	—		14,471,961
Spain	—	271,492	—		271,492

Total Preferred Stocks	1,304,653	14,743,453	—		16,048,106

Rights
Germany	1,234	—	—		1,234

Total Rights	1,234	—	—		1,234

Short-Term Investments
Bank Deposits	—	119,703,815	—		119,703,815
Securities Lending Collateral	—	79,951,616	—		79,951,616

Total Short-Term Investments	—	199,655,431	—		199,655,431

Total	$181,383,076	$1,839,674,065	$104,819		$2,021,161,960

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(2,129,913)	$—	$—	$(2,129,913)

Total Futures Contracts	(2,129,913)	—	—	(2,129,913)

Total	$(2,129,913)	$—	$—	$(2,129,913)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2015.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$102,820,364	$—		$102,820,364
Corporate Debt	—	330,008,902	0	**	330,008,902
Mortgage Backed Securities - Private Issuers	—	95,998,106	—		95,998,106
Mortgage Backed Securities - U.S. Government Agency Obligations	—	219,649,254	—		219,649,254
Municipal Obligations	—	22,978,989	—		22,978,989
Sovereign Debt Obligations	—	6,341,251	—		6,341,251
U.S. Government and Agency Obligations	—	95,382,621	—		95,382,621

Total Debt Obligations	—	873,179,487	0		873,179,487

Preferred Stocks
Diversified Financial Services	2,738,554	—	—		2,738,554

Total Preferred Stocks	2,738,554	—	—		2,738,554

Options Purchased
Call Options	128,750	—	—		128,750
Put Options	5,963	—	—		5,963

Total Options Purchased	134,713	—	—		134,713

Short-Term Investments
Bank Deposits	—	28,332,499	—		28,332,499
Securities Lending Collateral	—	6,539,643	—		6,539,643

Total Short-Term Investments	—	34,872,142	—		34,872,142

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$251,304	$—	$—	$251,304
Sales	329	—	—	329

Total Futures Contracts	251,633	—	—	251,633

Swaps
Centrally Cleared Credit Default Swaps†	—	224,106	—	224,106

Total Swaps	—	224,106	—	224,106

Total	$3,124,900	$908,275,735	$0	$911,400,635

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(159,272)	$—	$—	$(159,272)

Total Futures Contracts	(159,272)	—	—	(159,272)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(819,223)	—	(819,223)

Total Swaps	—	(819,223)	—	(819,223)

Written Options	(90,963)	—	—	(90,963)

Total	$(250,235)	$(819,223)	$—	$(1,069,458)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2015.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$177,979,221	$—	$177,979,221
Sovereign Debt Obligations	—	172,697,143	—	172,697,143

Total Debt Obligations	—	350,676,364	—	350,676,364

Short-Term Investments
Bank Deposits	—	23,540,041	—	23,540,041
Securities Lending Collateral	—	17,090,658	—	17,090,658

Total Short-Term Investments	—	40,630,699	—	40,630,699

Forward Foreign Currency Contracts†
Buys	—	662,813	—	662,813
Sales	—	1,492,337	—	1,492,337

Total Forward Foreign Currency Contracts	—	2,155,150	—	2,155,150

Futures Contracts†
Buys	497	—	—	497

Total Futures Contracts	497	—	—	497

Total	$497	$393,462,213	$—	$393,462,710

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(1,018,383)	$—	$(1,018,383)
Sales	—	(795,559)	—	(795,559)

Total Forward Foreign Currency Contracts	—	(1,813,942)	—	(1,813,942)

Futures Contracts†
Buys	(190,045)	—	—	(190,045)

Total Futures Contracts	(190,045)	—	—	(190,045)

Total	$(190,045)	$(1,813,942)	$—	$(2,003,987)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$1,070,730	$3,486,936	$—	$4,557,666
Brazil	46,418,104	—	—	46,418,104
Cayman Islands	20,958,622	37,637,776	—	58,596,398
Chile	9,161,448	—	—	9,161,448
China	—	111,837,375	—	111,837,375
Colombia	626,177	—	—	626,177
Czech Republic	—	2,072,662	—	2,072,662
Denmark	—	1,391,092	—	1,391,092
Hong Kong	9,168,586	45,765,389	—	54,933,975
Hungary	—	4,518,203	—	4,518,203
India	30,559,750	77,494,421	—	108,054,171
Indonesia	1,597,120	20,893,073	—	22,490,193
Luxembourg	1,345,140	—	—	1,345,140
Malaysia	1,778,324	12,678,376	—	14,456,700
Malta	—	710,473	—	710,473
Mexico	41,559,443	—	—	41,559,443
Netherlands	—	1,174,647	—	1,174,647
Pakistan	—	715,867	—	715,867
Panama	708,128	—	—	708,128
Peru	75,692	—	—	75,692
Philippines	2,750,990	1,006,458	—	3,757,448
Poland	—	7,610,087	—	7,610,087
Qatar	—	6,669,897	—	6,669,897
Russia	11,879,392	7,442,822	—	19,322,214
South Africa	—	47,656,650	—	47,656,650
South Korea	21,254,823	89,239,365	—	110,494,188
Taiwan	13,959,660	106,656,829	—	120,616,489
Thailand	330,040	23,993,133	—	24,323,173
Turkey	4,907,107	9,406,938	—	14,314,045
United Arab Emirates	6,205,850	1,946,160	—	8,152,010
United Kingdom	10,146,648	13,197,024	—	23,343,672
United States	371,408	—	—	371,408

Total Common Stocks	236,833,182	635,201,653	—	872,034,835

Preferred Stocks
Brazil	8,977,700	—	—	8,977,700
Colombia	564,032	—	—	564,032

Total Preferred Stocks	9,541,732	—	—	9,541,732

Rights
South Korea	—	173,629	—	173,629

Total Rights	—	173,629	—	173,629

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Bank Deposits	$—	$81,215,503	$—	$81,215,503
Investment Fund	—	4,070,000	—	4,070,000
Securities Lending Collateral	—	37,939,957	—	37,939,957

Total Short-Term Investments	—	123,225,460	—	123,225,460

Forward Foreign Currency Contracts†
Buys	—	363,567	—	363,567
Sales	—	2,041,277	—	2,041,277

Total Forward Foreign Currency Contracts	—	2,404,844	—	2,404,844

Futures Contracts†
Buys	314,515	—	—	314,515
Sales	49,098	—	—	49,098

Total Futures Contracts	363,613	—	—	363,613

Synthetic Futures	—	10,062	—	10,062

Total	$246,738,527	$761,015,648	$—	$1,007,754,175

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(1,495,341)	$—	$(1,495,341)
Sales	—	(205,393)	—	(205,393)

Total Forward Foreign Currency Contracts	—	(1,700,734)	—	(1,700,734)

Futures Contracts†
Buys	(854,283)	—	—	(854,283)
Sales	(231,432)	—	—	(231,432)

Total Futures Contracts	(1,085,715)	—	—	(1,085,715)

Synthetic Futures	—	(936,072)	—	(936,072)

Total	$(1,085,715)	$(2,636,806)	$—	$(3,722,521)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$8,632,743	$—	$8,632,743
Austria	—	5,500,930	—	5,500,930
Belgium	—	6,744,898	—	6,744,898
Bermuda	9,347,137	2,052,663	—	11,399,800
Canada	32,005,562	306,420	—	32,311,982
Denmark	—	2,605,978	—	2,605,978
Faroe Islands	—	331,634	—	331,634
France	—	16,405,191	—	16,405,191
Germany	—	13,891,826	—	13,891,826
Hong Kong	—	4,594,022	—	4,594,022
Ireland	3,259,305	2,869,245	—	6,128,550
Israel	2,684,060	1,399,275	—	4,083,335
Italy	—	3,090,294	—	3,090,294
Japan	62,623	48,005,728	—	48,068,351
Luxembourg	896,861	—	—	896,861
Mexico	1,921,825	—	—	1,921,825
Netherlands	2,101,281	6,278,871	—	8,380,152
New Zealand	—	14,002,865	—	14,002,865
Norway	—	7,393,809	—	7,393,809
Panama	64,610	—	—	64,610
Russia	—	309,715	—	309,715
Singapore	—	3,022,509	—	3,022,509
South Africa	460,810	—	—	460,810
South Korea	—	3,189,773	—	3,189,773
Spain	—	3,737,638	—	3,737,638
Sweden	—	9,573,382	—	9,573,382
Switzerland	744,315	25,314,179	—	26,058,494
Thailand	—	830,536	—	830,536
United Kingdom	4,347,974	51,839,112	—	56,187,086
United States	388,653,740	—	—	388,653,740

Total Common Stocks	446,550,103	241,923,236	—	688,473,339

Investment Companies
United States	10,465,334	—	—	10,465,334

Total Investment Companies	10,465,334	—	—	10,465,334

Preferred Stocks
Germany	—	2,752,182	—	2,752,182
Japan	—	366,451	—	366,451

Total Preferred Stocks	—	3,118,633	—	3,118,633

Warrants
United States	329,889	—	—	329,889

Total Warrants	329,889	—	—	329,889

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$1,868,517	$—	$1,868,517

Total Debt Obligations	—	1,868,517	—	1,868,517

Short-Term Investments
Bank Deposits	—	101,316,514	—	101,316,514
Securities Lending Collateral	—	32,432,139	—	32,432,139

Total Short-Term Investments	—	133,748,653	—	133,748,653

Forward Foreign Currency Contracts†
Sales	—	11,253	—	11,253

Total Forward Foreign Currency Contracts	—	11,253	—	11,253

Total	$457,345,326	$380,670,292	$—	$838,015,618

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Sales	$—	$(28,217)	$—	$(28,217)

Total Forward Foreign Currency Contracts	—	(28,217)	—	(28,217)

Futures Contracts†
Buys	(698,304)	—	—	(698,304)

Total Futures Contracts	(698,304)	—	—	(698,304)

Total	$(698,304)	$(28,217)	$—	$(726,521)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Non-US Core Equity

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$1,165,365,191	*	$1,165,365,191	*	$—

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$578,162,252	*	$578,162,252	*	$—

Global Low Volatility

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$62,663	**	$224,488,012	*	$224,488,012	*	$62,663	**

*	Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.
**	Transfers occurred between Level 1 and Level 2 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

The following tables include a rollforward of the amounts for the period ended September 30, 2015 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2015		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of September 30, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2015
COMMON STOCKS
Portugal	$100,852		$—	$3,967	$—	$—	$104,819		$3,967
Spain	0	^	—	—	—	—	0	^^	—

Total	$100,852		$—	$3,967	$—	$—	$104,819		$3,967

^	Represents one security at $0 value as of March 31, 2015.
^^	Represents one security at $0 value as of September 30, 2015.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Core Fixed

Investments in Securities	Balance as of March 31, 2015	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of September 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2015
DEBT OBLIGATIONS
Corporate Debt	$0^	$—	$—	$—	$—	$0^^	$—

Total	$0^	$—	$—	$—	$—	$0^^	$—

^	Represents three securities at $0 value as of March 31, 2015.
^^	Represents three securities at $0 value as of September 30, 2015.

Investments in Derivative Instruments

Non-US Core Equity, Emerging Markets and Global Low Volatility held rights during the period as a result of corporate actions. Small/Mid Cap Growth and Global Low Volatility held warrants during the period as a result of corporate actions.

At September 30, 2015 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Growth

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(271,142)	$(271,142)

Total Value	$(271,142)	$(271,142)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$(592,922)	$(592,922)

Total Realized Gain (Loss)	$(592,922)	$(592,922)

CHANGE IN APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(14)	$(96,082)	$(96,082)

Total Change in Appreciation (Depreciation)	$(96,082)	$(96,082)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Equity Risk	Total
Futures Contracts	131	131

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Large Cap Value

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(266,560)	$(266,560)

Total Value	$(266,560)	$(266,560)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$(1,248,605)	$(1,248,605)

Total Realized Gain (Loss)	$(1,248,605)	$(1,248,605)

CHANGE IN APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(14)	$(135,526)	$(135,526)

Total Change in Appreciation (Depreciation)	$(135,526)	$(135,526)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Equity Risk	Total
Futures Contracts	142	142

Small/Mid Cap Growth

ASSET DERIVATIVES

	Equity Risk		Total
Warrants(1)	$0	*	$0

Total Value	$0		$0

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(927,707)	$(927,707)

Total Value	$(927,707)	$(927,707)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$(1,080,641)	$(1,080,641)

Total Realized Gain (Loss)	$(1,080,641)	$(1,080,641)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Warrants(12)	$0	$0
Futures Contracts(14)	(1,073,984)	(1,073,984)

Total Change in Appreciation (Depreciation)	$(1,073,983)	$(1,073,983)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Equity Risk	Total
Warrants	27,862	27,862
Futures Contracts	178	178

Small/Mid Cap Value

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(759,863)	$(759,863)

Total Value	$(759,863)	$(759,863)

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$(1,433,739)	$(1,433,739)

Total Realized Gain (Loss)	$(1,433,739)	$(1,433,739)

CHANGE IN APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(14)	$(994,228)	$(994,228)

Total Change in Appreciation (Depreciation)	$(994,228)	$(994,228)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Equity Risk	Total
Futures Contracts	153	153

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$1,234	$1,234

Total Value	$—	$1,234	$1,234

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(2,129,913)	$(2,129,913)

Total Value	$—	$(2,129,913)	$(2,129,913)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Options Purchased(7)	$69,668	$—	$69,668
Rights(7)	—	56,430	56,430
Futures Contracts(9)	—	(5,934,298)	(5,934,298)
Forward Foreign Currency Contracts(8)	(37)	—	(37)

Total Realized Gain (Loss)	$69,631	$(5,877,868)	$(5,808,237)

CHANGE IN APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Options Purchased(12)	$77,788	$—	$77,788
Rights(12)	—	(36,412)	(36,412)
Futures Contracts(14)	—	(2,281,298)	(2,281,298)

Total Change in Appreciation (Depreciation)	$77,788	$(2,317,710)	$(2,239,922)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Options Purchased	715,313,900	—	715,313,900
Rights	—	99,227	99,227
Futures Contracts	—	852	852
Forward Foreign Currency Contracts	(21,214)	—	(21,214)

Core Fixed

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk		Total
Options Purchased(1)	$128,750	$5,963	$—		$134,713
Futures Contracts(3)	251,633	—	—		251,633
Swaps Contracts(4)	—	—	224,106	**	224,106

Total Value	$380,383	$5,963	$224,106		$610,452

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Options Written(6)	$(85,000)	$(5,963)	$—	$(90,963)
Futures Contracts(3)	(159,272)	—	—	(159,272)
Swaps Contracts(4)	(819,223)**	—	—	(819,223)

Total Value	$(1,063,495)	$(5,963)	$—	$(1,069,458)

NET REALIZED GAIN (LOSS)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Options Purchased(7)	$(361,264)	$—	$—	$(361,264)
Options Written(10)	131,926	—	—	131,926
Swaps Contracts(11)	(117,517)	—	(85,944)	(203,461)
Futures Contracts(9)	412,050	—	—	412,050

Total Realized Gain (Loss)	$65,195	$—	$(85,944)	$(20,749)

CHANGE IN APPRECIATION (DEPRECIATION)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Options Written(15)	$(28,745)	$57,468	$—	$28,723
Options Purchased(12)	(1,322)	(88,612)	—	(89,934)
Swaps Contracts(16)	(641,030)	—	213,765	(427,265)
Futures Contracts	83,863	—	—	83,863

Total Change in Appreciation (Depreciation)	$(587,234)	$(31,144)	$213,765	$(404,613)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Options Purchased	171,000	2,385,000	—	2,556,000
Options Written	(171,000)	(2,385,000)	—	(2,556,000)
Swaps Contracts	55,121,667	—	17,000,000	72,121,667
Futures Contracts	605	—	—	605

Opportunistic Fixed

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Total
Futures Contracts(3)	$497	$—	$497
Forward Foreign Currency Contracts(2)	—	2,155,150	2,155,150

Total Value	$497	$2,155,150	$2,155,647

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Total
Futures Contracts(3)	$(190,045)	$—	$(190,045)
Forward Foreign Currency Contracts(5)	—	(1,813,942)	(1,813,942)

Total Value	$(190,045)	$(1,813,942)	$(2,003,987)

NET REALIZED GAIN (LOSS)

	Interest Rate Risk	Foreign Exchange Risk	Total
Futures Contracts(9)	$(469,615)	$—	$(469,615)
Forward Foreign Currency Contracts(8)†	—	2,269,171	2,269,171

Total Realized Gain (Loss)	$(469,615)	$2,269,171	$1,799,556

CHANGE IN APPRECIATION (DEPRECIATION)

	Interest Rate Risk	Foreign Exchange Risk	Total
Futures Contracts(14)	$274,340	$—	$274,340
Forward Foreign Currency Contracts(13)†	—	(1,740,261)	(1,740,261)

Total Change in Appreciation (Depreciation)	$274,340	$(1,740,261)	$(1,465,921)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate Risk	Foreign Exchange Risk	Total
Futures Contracts	1,418	—	1,418
Forward Foreign Currency Contracts†	—	4,492,535	4,492,535

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$173,629	$173,629
Futures Contracts(3)††	—	373,675	373,675
Forward Foreign Currency Contracts(2)	2,404,844	—	2,404,844

Total Value	$2,404,844	$547,304	$2,952,148

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)††	$—	$(2,021,787)	$(2,021,787)
Forward Foreign Currency Contracts(5)	(1,700,734)	—	(1,700,734)

Total Value	$(1,700,734)	$(2,021,787)	$(3,722,521)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$44,902	$44,902
Futures Contracts(9)††	—	(11,111,061)	(11,111,061)
Forward Foreign Currency Contracts(8)	(2,609,883)	—	(2,609,883)

Total Realized Gain (Loss)	$(2,609,883)	$(11,066,159)	$(13,676,042)

CHANGE IN APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Rights(12)	$—	$(36,905)	$(36,905)
Futures Contracts(14)††	—	(3,775,792)	(3,775,792)
Forward Foreign Currency Contracts(13)	1,324,579	—	1,324,579

Total Change in Appreciation (Depreciation)	$1,324,579	$(3,812,697)	$(2,488,118)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	19,482	19,482
Futures Contracts††	—	1,567,940	1,567,940
Forward Foreign Currency Contracts	38,547,168	—	38,547,168

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$329,889	$329,889
Forward Foreign Currency Contracts(2)	11,253	—	11,253

Total Value	$11,253	$329,889	$341,142

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)	$(13,860)	$(684,444)	$(698,304)
Forward Foreign Currency Contracts(5)	(28,217)	—	(28,217)

Total Value	$(42,077)	$(684,444)	$(726,521)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$28,793	$28,793
Warrants(7)	—	205,061	205,061
Futures Contracts(9)	(72,708)	(2,616,641)	(2,689,349)
Forward Foreign Currency Contracts(8)	417,031	—	417,031

Total Realized Gain (Loss)	$344,323	$(2,382,787)	$(2,038,464)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

CHANGE IN APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Rights(12)	$—	$(30,149)	$(30,149)
Warrants(12)	—	(174,548)	(174,548)
Futures Contracts(14)	(15,110)	(720,479)	(735,589)
Forward Foreign Currency Contracts(13)	(487,915)	—	(487,915)

Total Change in Appreciation (Depreciation)	$(503,025)	$(925,176)	$(1,428,201)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	198,752	198,752
Warrants	—	29,851	29,851
Futures Contracts	19	372	391
Forward Foreign Currency Contracts	(2,350,675)	—	(2,350,675)

*	Represents one security at $0 value as of September 30, 2015.
**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(3)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. Synthetic futures are presented as Synthetic futures, at value within the Statements of Assets and Liabilities.

(4)	Statement of Assets and Liabilities location: Swap contracts, at value and Variation margin receivable and Variation margin payable on swap contracts.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(6)	Statements of Assets and Liabilities location: Written options, at value.
(7)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(8)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts and foreign currency related transactions.
(9)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(10)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(11)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(12)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(13)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts and foreign currency related transactions.
(14)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(15)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.
(16)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(17)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the period ended September 30, 2015.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

The following is a summary of open centrally cleared credit default swap positions held in Core Fixed at September 30, 2015:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
17,000,000	USD	06/20/20	JPMorgan Chase N.A.	Buy	$17,000,000	(1.00%)	CDX.IG.24 CG24	$224,106	$(90,825)

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Funds, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2015.

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank Plc	$13,454	$—	$—	$13,454
Citibank N.A. London	1,030,471	(1,030,471)	—	—
Deutsche Bank AG	51,983	(51,983)	—	—
Goldman Sachs	904,272	(479,033)	—	425,239
Standard Chartered Bank	107,405	(93,200)	—	14,205
Standard Chartered Bank, London	47,565	(8,677)	—	38,888

	$2,155,150	$(1,663,364)	$—	$491,786

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Citibank N.A. London	$(1,141,558)	$1,030,471	$—	$(111,087)
Deutsche Bank AG	(91,474)	51,983	—	(39,491)
Goldman Sachs	(479,033)	479,033	—	—
Standard Chartered Bank	(93,200)	93,200	—	—
Standard Chartered Bank, London	(8,677)	8,677	—	—

	$(1,813,942)	$1,663,364	$—	$(150,578)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Emerging Markets

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Citibank N.A. London	$2,404,844	$(1,700,734)	$(704,110)	$—
Goldman Sachs & Co.	10,062	(10,062)	—	—

	$2,414,906	$(1,710,796)	$(704,110)	$—

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Citibank N.A. London	$(1,700,734)	$1,700,734	$—	$—
Goldman Sachs & Co.	(936,072)	10,062	926,010	—

	$(2,636,806)	$1,710,796	$926,010	$—

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Global Low Volatility

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Received*	Net Amount of Derivative Assets(a)
Bank of New York	$5,676	$(5,676)	$—	$—
Goldman Sachs	3,292	(3,292)	—	—
HSBC Bank USA	2,285	—	—	2,285

	$11,253	$(8,968)	$—	$2,285

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Collateral Pledged*	Net Amount of Derivative Assets(b)
Bank of New York	$(24,136)	$5,676	$—	$(18,460)
Goldman Sachs	(4,081)	3,292	—	(789)

	$(28,217)	$8,968	$—	$(19,249)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2015. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2015 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap Growth	$28,372,509	$28,055,206	$113,036
Large Cap Value	6,414,832	6,345,778	—
Small/Mid Cap Growth	22,640,651	19,797,456	2,930,370
Small/Mid Cap Value	32,050,548	32,139,919	949,772
Non-US Core Equity	76,122,745	79,951,616	107,608
Core Fixed	6,429,608	6,539,643	—
Opportunistic Fixed	16,802,186	17,090,658	—
Emerging Markets	39,604,360	37,939,957	3,407,377
Global Low Volatility	34,390,411	32,432,139	3,263,130

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

For Large Cap Growth, Large Cap Value, Small/Mid Cap Value and Emerging Markets, all of the securities on loan are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2015.

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Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

For Opportunistic Fixed, all of the securities on loan are classified as Corporate Debt in the Fund’s Schedule of Investments at September 30, 2015.

For Small/Mid Cap Growth, Non-US Core Equity, Core Fixed and Global Low Volatility, the value of the security loan obligation is classified as follows at September 30, 2015:

Small/Mid Cap Growth

	Remaining Contractual Maturity of the Agreements As of September 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$19,797,456	$—	$—	$—	$19,797,456
Warrants	—	—	—	—	—

Total	$19,797,456	$—	$—	$—	$19,797,456

Total Borrowings	$19,797,456	$—	$—	$—	$19,797,456

Gross amount of recognized liabilities for securities lending transactions					$19,797,456

Non-US Core Equity

	Remaining Contractual Maturity of the Agreements As of September 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$79,950,325	$—	$—	$—	$79,950,325
Rights	1,291	—	—	—	1,291

Total	$79,951,616	$—	$—	$—	$79,951,616

Total Borrowings	$79,951,616	$—	$—	$—	$79,951,616

Gross amount of recognized liabilities for securities lending transactions					$79,951,616

Core Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$5,686,172	$—	$—	$—	$5,686,172
Sovereign Debt Obligations	853,471	—	—	—	853,471

Total	$6,539,643	$—	$—	$—	$6,539,643

Total Borrowings	$6,539,643	$—	$—	$—	$6,539,643

Gross amount of recognized liabilities for securities lending transactions					$6,539,643

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Global Low Volatility

	Remaining Contractual Maturity of the Agreements As of September 30, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$22,075,744	$—	$—	$—	$22,075,744
Investment Companies	10,356,395	—	—	—	10,356,395

Total	$32,432,139	$—	$—	$—	$32,432,139

Total Borrowings	$32,432,139	$—	$—	$—	$32,432,139

Gross amount of recognized liabilities for securities lending transactions					$32,432,139

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2015, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended September 30, 2015, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of September 30, 2015.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities, indices or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities, indices or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities, indices or foreign currencies subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended September 30, 2015, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open futures contracts as of September 30, 2015.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended September 30, 2015, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

See the Core Fixed Schedule of Investments for a listing of options contracts as of September 30, 2015.

Transactions in written option contracts for Core Fixed for the period ended September 30, 2015, is as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at March 31, 2015	260	$38,147
Options written	2,263	302,954
Options terminated in closing purchase transactions	(799)	(160,785)
Options expired	(610)	(64,764)

Options outstanding at September 30, 2015	1,114	$115,552

(i)   Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended September 30, 2015, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity, Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2015.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed and Opportunistic Fixed Schedules of Investments for TBA and when-issued securities held as of September 30, 2015.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2015.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of September 30, 2015.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of September 30, 2015.

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2015, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust had entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a revolving line of credit. Borrowings for each Fund under the Agreement were limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Total Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust paid an annual commitment fee at the rate 0.15% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest was charged to the Funds based on its borrowings at a variable rate equal to the Overnight Rate plus 1.25%. The Agreement expired on June 23, 2014 and was not renewed. The Funds did not borrow under the Agreement during the period the agreement was in effect.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

5.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.88%
Small/Mid Cap Value	0.90%	0.88%
Non-US Core Equity	0.75%	0.73%
Core Fixed	0.35%	0.33%
Opportunistic Fixed	0.80%	0.78%
Emerging Markets	0.80%	0.78%
Global Low Volatility	0.75%	0.73%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent. However, Class S, Class Y-1 and Class Y-2 shares have not commenced operations.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to Opportunistic Fixed, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses through July 31, 2016 in an amount necessary to limit the Fund’s total annual operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) as set forth in the table below. For the period ended September 30, 2015, the fees were reimbursed to the extent that the Fund’s class expenses exceeded the net expense rates of average daily net assets of the Fund class. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations.

	Class S	Class Y-1	Class Y-2	Class Y-3
Opportunistic Fixed	1.40%	1.35%	1.05%	0.90%

Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waiver and expense reimbursement, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. For the period ended September 30, 2015, there were no reimbursed expenses recovered by the Advisor from the Funds.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Pursuant to the Funds’ expense reimbursement agreement, the Advisor can recapture certain amounts waived or reimbursed over the past three 12-month periods ended July 31, 2015. The following amounts were available for recapture as of July 31, 2015:

	Expenses Reimbursed in the 12-Months Ended July 31,
	2013	2014	2015
	Subject to Recapture until July 31,
	2016	2017	2018
Large Cap Growth	$206,394	$248,632	$—
Large Cap Value	198,065	240,121	—
Small/Mid Cap Growth	85,083	54,175	—
Small/Mid Cap Value	84,500	103,551	—
Non-US Core Equity	—	—	—
Core Fixed	556,235	651,589	—
Opportunistic Fixed	—	253,811	208,082
Emerging Markets	556,088	556,688	—
Global Low Volatility	131,146	—	—

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2015, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$139,189,267
Large Cap Value	—	144,569,814
Small/Mid Cap Growth	—	142,686,002
Small/Mid Cap Value	—	180,408,528
Non-US Core Equity	—	1,156,185,046
Core Fixed	298,689,969	103,898,245
Opportunistic Fixed	—	139,220,849
Emerging Markets	—	368,688,798
Global Low Volatility	—	122,932,136

Sales
Large Cap Growth	—	129,542,922
Large Cap Value	—	117,658,714
Small/Mid Cap Growth	—	130,001,851
Small/Mid Cap Value	—	153,420,754
Non-US Core Equity	—	1,114,631,001
Core Fixed	281,988,690	86,055,489
Opportunistic Fixed	—	111,213,495
Emerging Markets	—	297,063,123
Global Low Volatility	—	103,922,713

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,597,421	$51,317,707	6,185,388	$77,587,271
Shares issued to shareholders in reinvestment of distributions	—	—	8,784,938	94,613,781
Shares repurchased	(2,993,590)	(34,025,250)	(9,582,950)	(122,468,542)

Net increase	1,603,831	$17,292,457	5,387,376	$49,732,510

Large Cap Value

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,381,300	$51,151,108	4,511,523	$56,106,037
Shares issued to shareholders in reinvestment of distributions	—	—	4,919,253	56,571,414
Shares repurchased	(1,818,508)	(21,123,437)	(7,663,555)	(96,489,912)

Net increase	2,562,792	$30,027,671	1,767,221	$16,187,539

Small/Mid Cap Growth

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	3,863,559	$44,668,229	9,332,692	$111,300,308
Shares issued to shareholders in reinvestment of distributions	—	—	4,650,783	53,577,019
Shares repurchased	(2,094,441)	(26,042,664)	(7,407,808)	(90,991,076)

Net increase	1,769,118	$18,625,565	6,575,667	$73,886,251

Small/Mid Cap Value

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,110,705	$45,741,129	10,577,321	$108,544,174
Shares issued to shareholders in reinvestment of distributions	—	—	7,710,955	70,478,128
Shares repurchased	(1,466,788)	(14,320,238)	(6,285,557)	(64,094,432)

Net increase	3,643,917	$31,420,891	12,002,719	$114,927,870

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Non-US Core Equity

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	13,749,014	$142,035,916	44,854,131	$511,679,522
Shares issued to shareholders in reinvestment of distributions	—	—	21,352,368	218,007,675
Shares repurchased	(9,213,424)	(101,774,931)	(29,317,958)	(331,351,266)

Net increase	4,535,590	$40,260,985	36,888,541	$398,335,931

Core Fixed

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	13,260,794	$136,614,010	18,919,349	$199,255,007
Shares issued to shareholders in reinvestment of distributions	—	—	4,225,933	43,231,293
Shares repurchased	(11,139,399)	(114,555,377)	(40,863,194)	(433,922,784)

Net increase (decrease)	2,121,395	$22,058,633	(17,717,912)	$(191,436,484)

Opportunistic Fixed

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	6,398,949	$56,895,274	21,642,636	$219,014,162
Shares issued to shareholders in reinvestment of distributions	—	—	2,114,079	19,576,373
Shares repurchased	(3,636,255)	(32,669,564)	(5,370,938)	(55,031,383)

Net increase	2,762,694	$24,225,710	18,385,777	$183,559,152

Emerging Markets

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	16,039,622	$151,306,700	35,613,656	$362,012,477
Shares issued to shareholders in reinvestment of distributions	—	—	1,946,249	18,781,299
Shares repurchased	(8,430,952)	(82,712,299)	(13,852,646)	(142,644,424)

Net increase	7,608,670	$68,594,401	23,707,259	$238,149,352

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Global Low Volatility

	Six Months Ended September 30, 2015		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,518,899	$68,040,338	22,126,406	$272,817,683
Shares issued to shareholders in reinvestment of distributions	—	—	4,495,626	53,273,171
Shares repurchased	(4,014,141)	(49,316,779)	(19,537,419)	(243,542,599)

Net increase	1,504,758	$18,723,559	7,084,613	$82,548,255

8.	Federal income taxes

As of September 30, 2015, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$380,019,302	$28,131,746	$(17,008,261)	$11,123,485
Large Cap Value	371,898,060	22,306,679	(36,639,118)	(14,332,439)
Small/Mid Cap Growth	440,456,661	55,639,804	(31,727,539)	23,912,265
Small/Mid Cap Value	502,643,926	21,768,645	(49,305,349)	(27,536,704)
Non-US Core Equity	2,090,052,207	102,861,101	(171,751,348)	(68,890,247)
Core Fixed	911,921,794	14,237,295	(15,234,193)	(996,898)
Opportunistic Fixed	468,666,948	331,991	(77,691,876)	(77,359,885)
Emerging Markets	1,147,081,303	32,332,006	(174,437,653)	(142,105,647)
Global Low Volatility	835,059,064	53,884,883	(50,939,582)	2,945,301

9.	Subsequent events

Management has evaluated the impact of subsequent events through November 19, 2015, the date the financial statements were available to be issued for possible adjustment to and/or disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment and/or disclosure in the Funds’ financial statements through this date.

10.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

11.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

12.	Board Approval of the Investment Management Agreement for the Funds and

Subadvisory Agreements for the Funds during the period April 1, 2015 through September 30, 2015

June 17-18, 2015 Board Meeting

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 17-18, 2015 (the “June Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and together, the “Funds”), consisting of: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth Fund”), Mercer US Large Cap Value Equity Fund (“Large Cap Value Fund”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth Fund”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value Fund”), Mercer Non-US Core Equity Fund (“Non-US Core Fund”), Mercer Emerging Markets Equity Fund (“Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility Fund”), Mercer Core Fixed Income Fund (“Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the June Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report prepared by Lipper Inc., an independent, nationally recognized provider of investment company data (the “Lipper Report”); (iii) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Fund, and that were identified by Lipper in the Lipper Report,; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; and (vi) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the June Meeting and throughout the course of the year at regularly scheduled Board meetings. The Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the members of the Board for use in connection with the contract renewal process.

In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor. The Trustees considered and analyzed factors that they deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels; the profitability to the Advisor under the Investment Management Agreement for each Fund at certain asset levels, and the various current profitability levels of the Funds; any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds; and the effect of asset growth on the Funds’ expenses. The Board also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In their consideration of the renewal of the Investment Management Agreement, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among Subadvisor(s)), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

The Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Board reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor Subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by the Advisor. The Trustees also considered the fact that the Advisor is capable of providing, through its other business divisions, significant research and related services to the Funds that an investment advisor to a fund complex of similar size as the Funds might not otherwise be able to provide

The Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple Subadvisors. The Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer (the “CCO”) to the Trustees at prior Board meetings. The Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the members of the Board determined that the Funds benefited from the nature, extent, and high quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Lipper in its Report), and noted each Fund’s rankings. The Trustees observed that the Advisor did not manage other registered investment companies and, therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds, recalling the costs of organizing and operating the Funds, and the significant economic impact that these activities had on the profitability of the Advisor over the prior years, as well as the potential effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Trustees considered that the Advisor had only recently become profitable with respect to the services it provides in connection with the operations of the Funds. The Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the Subadvisors, as well as the Advisor’s initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Advisor, and the Advisor’s willingness to retain replacement Subadvisors that may charge higher subadvisory fees than the firm being replaced, which can negatively impact the overall level of profitability of the Advisor.

The Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as discussed in the materials on this subject that were provided to the Board, as well as in the comments of the Advisor’s personnel at the June Meeting. The Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the members of the Board took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Trustees next discussed potential economies of scale. The Trustees discussed that the advisory fee schedule for each Fund currently includes a breakpoint at $750 million in assets, which reduces the investment advisory fee for a Fund and allows the shareholders of the Fund to participate in economies of scale available when the Fund surpasses the threshold level without compromising the quality of services.

(d)  The investment performance of the Funds and the Advisor.  The Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Trustees also considered that the Advisor continued to be

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the June Meeting. In reviewing the performance of the Funds, the Trustees first considered the performance of each respective Fund since inception as compared to the comparable funds of their respective performance universes as included in the Lipper Report, noting that: the performance of the Large Cap Growth Fund fell within the third quintile: the Large Cap Value Fund’s performance fell within the third quintile; the performance of the Small/Mid Cap Growth Fund fell within the third quintile: the performance of the Small/Mid Cap Value Fund fell within the fifth quintile; the performance of the Non-US Core Fund fell within the third quintile; the Emerging Markets Fund’s performance fell within the third quintile; the Global Low Volatility Fund’s performance fell within the third quintile; the Core Fixed Income Fund’s performance fell within the second quintile; and the Opportunistic Fixed Income Fund’s performance fell within the fifth quintile, of their respective performance universes for performance since inception. The Trustees also recalled the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

In the case of the Large Cap Growth Fund, the Trustees noted that the Fund’s performance for the one-, three- and five-year and the since inception measurement periods placed it in the fourth, fourth, second and third quintiles, respectively, of its peer universe. The Trustees also considered that the Large Cap Growth Fund’s performance was better than its peer group average for the five-year period but below its peer group average for the one-year, three-year and since inception measurement periods.

In the case of the Large Cap Value Fund, the Trustees noted that the Fund’s performance for the one-, three- and five-year and the since inception measurement periods placed it in the second, first, first and third quintiles, respectively, of its peer universe. The Trustees also considered that the Large Cap Value Fund’s performance was better than its peer group average for the three-, five- year and since inception measurement periods but below its peer group average for the one-year measurement period.

In the case of the Small/Mid Cap Growth Fund, the Trustees noted that the Fund’s performance fell within the third quintile of the performance universe across the five annual measurement periods and the since inception measurement period, with the exception of the two-year performance period, for which the Fund fell within the fourth quintile of the performance universe. The Trustees also considered that the Small/Mid Cap Growth Fund’s performance was better than its peer group average for the since inception measurement period but below its peer group average for the one- and five-year measurement periods. The Trustees further considered that the Fund’s performance was equal to its peer group average for the three-year measurement period.

In the case of the Small/Mid Cap Value Fund, it was noted that Fund’s performance fell within the third and fourth quintiles for the five annual measurement periods and in the fifth quintile for the since inception measurement period. The Trustees also considered that the Small/Mid Cap Value Fund’s performance was better than its peer group average for the five-year measurement period but below its peer group average for the one- and three-year measurement periods. The Trustees further considered that the Fund’s performance was near the peer group median for the since inception measurement period.

In the case of the Non-US Core Fund, the Trustees noted that the Fund’s performance fell within the first and second quintiles across the five annual measurement periods and in the third quintile for the since inception measurement period. The Trustees also considered that the Non-US Core Fund’s performance was better than its peer group average for the three- and five-year measurement periods but below its peer group average for the one-year and since inception measurement periods.

In case of the Emerging Markets Fund, the Trustees took note of the fact that the Fund commenced operations in May of 2012. It was noted that performance fell within the second and third quintiles for the one-year and since inception measurement periods, respectively. The Trustees also considered that the Emerging Markets Fund’s

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

performance was better than its peer group average for the one-year period but below its peer group average for the since inception measurement period.

In case of the Global Low Volatility Fund, the Trustees took note of the fact that the Fund commenced operations in November of 2012. It was noted that performance fell within the fourth quintile for the one-year measurement period and in the third quintile for the since inception measurement period. The Trustees also considered that the Global Low Volatility Fund’s performance was below its peer group average for the one-year measurement period but that the Fund’s performance was near the peer group median for the since inception measurement period.

In the case of the Core Fixed Income Fund, the Trustees noted that the Fund’s performance was in the first quintile for the three- and five-year measurement periods and in the second quintile for the one-year and since inception measurement periods. The Trustees also considered that the Core Fixed Income Fund’s performance was better than its peer group average for the one-, three- and five-year measurement periods but below its peer group average for the since inception measurement period.

In the case of the Opportunistic Fixed Income Fund, the Trustees took note of the fact that the Fund had commenced operations in August of 2013. It was noted that performance fell within the fifth quintile for the one-year and since inception measurement periods. The Trustees also considered that the Opportunistic Fixed Income Fund underperformed its peer group average for the one-year and since inception measurement periods. In connection with their consideration of the performance results for the Opportunistic Fixed Income Fund, the Trustees further took into consideration the Advisor’s explanation that the Fund’s performance was not likely to compare favorably with its selected benchmark index because the Fund had been established by the Advisor with a specific investment purpose that was not likely to be correlated to the investment performance of its benchmark index, and that the Fund had been successful in achieving its intended performance results consistent with the Advisor’s objective for the Fund.

On this basis, the Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit each Fund and its shareholders.

Conclusion. Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, and such other matters as were deemed relevant, the Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. It was noted that the Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Lipper Report. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the June Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Funds: Sands Capital Management, LLC, Columbia Management Investment Advisers, LLC and HS Management Partners, LLC (in the case of the Large Cap Growth Fund); Brandywine

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Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Global Investment Management, LLC, Robeco Investment Management, Inc., O’Shaughnessy Asset Management, LLC, and The Boston Company Asset Management, LLC (in the case of the Large Cap Value Fund); Westfield Capital Management Company and Palisade Capital Management, L.L.C. (in the case of the Small/Mid Cap Growth Fund); NWQ Investment Management Company, LLC, River Road Asset Management, LLC and Systematic Financial Management, L.P. (in the case of the Small/Mid Cap Value Fund); Arrowstreet Capital, Limited Partnership, Massachusetts Financial Services Company and American Century Investment Management, Inc. (in the case of the Non-US Core Fund); AQR Capital Management, LLC, Kleinwort Benson Investors International Ltd., Vontobel Asset Management, Inc. and Investec Asset Management Ltd. (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, First Eagle Investment Management and MFG Asset Management (in the case of the Global Low Volatility Fund); Dodge & Cox, Income Research & Management and Prudential Investment Management, Inc. (in the case of the Core Fixed Income Fund) and Franklin Advisers, Inc. and Investec Asset Management Ltd. (in the case of the Opportunistic Fixed Income Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and a comparison of the performance returns to a relevant index; and (viii) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at the June Meeting and throughout the course of the year at regularly scheduled Board meetings. During their review of this information, the Trustees also considered the Subadvisors’ answers and responses to applicable information requests contained in their 15(c) Information Request Letters. The Trustees considered and analyzed the factors that the Board deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as pooled investment products similar to the applicable Fund; the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to each Fund and to each Subadvisor, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced, and negotiating fee arrangements that may permit the Funds to realize economies of scale without compromising the quality of services. The Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the June Meeting that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability. The Trustees reviewed subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses contained in the 15(c) Questionnaires, but since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered necessary. The Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors which results in a benefit to the Advisor. The Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Funds or their shareholders. The Trustees also considered the information supplied by each Subadvisor, in its 15(c) questionnaire, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Trustees next discussed economies of

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

scale. The Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the American Century Subadvisory Agreement, the Columbia Subadvisory Agreement, the NWQ Subadvisory Agreement and the Vontobel Subadvisory Agreement, included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased. It was noted that the benefit of breakpoints would go to the Advisor, and not to the Funds, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

(e)  The investment performance of the Funds and the Subadvisors.  The Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Trustees concluded that the fee rate for each Subadvisor continued to be supported by the services that were provided by each of the Subadvisors to the Funds. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders, and approved the renewal of each of the Subadvisory Agreements.

Mercer Non-US Core Equity Fund

Approval of a New Subadvisory Agreement for the Fund

At the June Meeting, the Trustees, including the Independent Trustees, also considered and approved a proposed new subadvisory agreement (the “LSV Subadvisory Agreement”) between the Advisor and LSV Asset Management (“LSV”) on behalf of the Non-US Core Equity Fund (the “Fund”). The Board was informed by the Advisor that LSV was being recommended to replace a subadvisor to the Fund that was being terminated by the Advisor, and the Advisor had presented the Board with a recommendation to retain LSV based upon the Advisor’s determination that LSV was qualified to serve as a new Subadvisor to the Fund, based upon the Advisor’s analysis of LSV.

In considering the approval of the LSV Subadvisory Agreement, the Trustees considered the information and materials from the Advisor, LSV and counsel that included, as to LSV and the Fund: (i) the LSV Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended LSV for the Board’s approval, and the Advisor’s rationale for recommending that LSV be appointed as a subadvisor to the Fund; (iii) the nature, extent, and quality of the services that LSV proposed to provide to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of LSV; (v) LSV’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by LSV for its services to the Fund, and a comparison of those fees to other accounts that LSV manages; (vii) a summary of LSV’s compliance program; (viii) information regarding LSV’s historical performance returns managing an investment mandate similar to the Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of LSV.

In addition, the Trustees considered presentations made by, and discussions held with, representatives of the Advisor. The Trustees considered and analyzed factors that they deemed relevant with respect to LSV, including: the nature, extent, and quality of the services to be provided to the Fund by LSV; LSV’s management style and investment decision-making process; LSV’s historical performance record managing investment products similar to the Fund; the qualifications and experience of the members of LSV’s portfolio management team; and LSV’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel which were intended to assist the Independent Trustees in fulfilling their duties under the 1940 Act.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

In particular, and as to LSV, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by LSV.  The Trustees reviewed the nature, extent, and quality of the services to be provided by LSV to the Fund. The Trustees discussed the specific investment management process that LSV indicated that it will employ to manage its allocated portion of the Fund’s investment portfolio (which was described in detail in the materials provided by LSV), the qualifications of LSV’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Fund’s investment portfolio that LSV would be managing, and the performance record of LSV as compared to a relevant benchmark. The Trustees considered LSV’s infrastructure and resources, and whether LSV’s organization appeared to support LSV’s strategy adequately. The Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to LSV, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Fund by LSV. The Trustees determined that the Fund and its shareholders would benefit from the quality and experience of LSV’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by LSV, as well as LSV’s ability to render such services based on LSV’s experience, operations and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that LSV would manage.

(b)  Comparison of the services to be rendered and fees to be paid to LSV under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by LSV and evaluated the compensation to be paid to LSV by the Advisor for those services. The Trustees noted that the services that LSV would furnish to the Fund appeared to be comparable to the services that LSV currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also considered comparisons of the fees that to be paid to LSV by the Advisor in light of the fees that are charged by LSV to its other advisory clients, as disclosed in LSV’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Trustees also considered that the fees agreed to by LSV were the result of an arm’s length bargain negotiated by unaffiliated parties. The Trustees also noted that, while LSV’s fee schedule did include breakpoints, the benefit of the breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

The Trustees considered the review, selection, and due diligence process employed by the Advisor, in determining to recommend LSV to serve as a subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to LSV for its services to the Fund were reasonable. The Trustees emphasized in their discussions that the subadvisory fees of LSV would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to LSV with respect to the assets of the Fund to be allocated to LSV was supported by the services that were expected to be provided by LSV to the Fund. The Trustees also considered the potential “fallout” or ancillary benefits that may accrue to LSV from its relationship with the Fund and concluded that they were reasonable.

Since the fees to be paid to LSV were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of LSV was not considered relevant to the Trustees’ deliberations. The Trustees took note of the Advisor’s explanation that the recommended appointment of LSV was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of LSV may result in reduced profitability to the Advisor as a result of increased subadvisory fees that will be paid out of the Advisor’s resources, which had been reported to and reviewed by the Trustees. On the basis of these considerations, the Board concluded that, in light of the nature, extent and quality of the services expected to be provided by LSV and the proposed fees to be paid to LSV by the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

Advisor for managing its allocated portion of the Fund, the potential benefits accruing to LSV as a result of serving as a subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by LSV to the Fund.

(c)  Investment performance of the Fund and LSV.  Because LSV was a newly proposed subadvisor to the Fund, the Trustees could not consider LSV’s investment performance in managing the Fund as a factor in evaluating the LSV Subadvisory Agreement. However, the Trustees reviewed LSV’s historical investment performance record in subadvising other investment companies and accounts that were comparable to the Fund. The Trustees also compared the historical investment performance of LSV to a relevant benchmark and concluded that LSV’s historical performance record, viewed together with the other factors considered by the Trustees, supported a decision to approve the LSV Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend LSV to serve as a new subadvisor to the Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for LSV was supported by the services that were expected to be provided to the Fund. As a result, the Trustees concluded that the approval of the LSV Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the LSV Subadvisory Agreement.

September 17, 2015 Board Meeting

Mercer Global Low Volatility Fund

Approval of a New Subadvisory Agreement for the Fund

At a meeting of the Board of Trustees held on September 17, 2015 (the “September Meeting”), the Trustees, including the Independent Trustees, considered and approved a proposed subadvisory agreement (the “Proposed First Eagle Subadvisory Agreement”) between the Advisor and First Eagle Investment Management, LLC (“First Eagle”), a Subadvisor to the Global Low Volatility Fund (the “Fund”). It was noted that First Eagle had disclosed to the Board that it intended to engage in a proposed reorganization transaction pursuant to which there would be a change in control of the parent company to First Eagle (the “First Eagle Transaction”) which was expected to be completed by the end of 2015. As a result of the First Eagle Transaction, the currently effective investment subadvisory agreement between the Advisor and First Eagle (the “Current First Eagle Subadvisory Agreement”) would be terminated, and the Advisor had therefore recommend that the Trustees consider the approval of a new subadvisory agreement with First Eagle (the “Proposed First Eagle Subadvisory Agreement”), essentially identical to the Current First Eagle Subadvisory Agreement, to be effective upon the closing of the First Eagle Transaction. The Advisor had informed the members of the Board that they were of the view that the First Eagle Transaction was not expected to cause any change in the level or quality of services provided to the Fund by First Eagle.

In considering the approval of the Proposed First Eagle Subadvisory Agreement, the Trustees considered the information and materials from the Advisor, First Eagle and counsel that included, as to First Eagle and the Fund: (i) the Proposed First Eagle Subadvisory Agreement (ii) information regarding the process by which the Advisor had initially reviewed, selected, and recommended First Eagle for the Board’s approval, and the Advisor’s rationale for continuing to retain First Eagle as a Subadvisor following the closing of the First Eagle Transaction; (iii) the nature, extent, and quality of the services that First Eagle has previously provided to the Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of First Eagle, and the effect that the First Eagle Transaction may have on First Eagle’s business and operations; (v) First Eagle’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by First Eagle for its services to the Fund, and a comparison of those fees to other accounts that First Eagle manages; (vii) a summary of First Eagle’s compliance program; (viii) information regarding First Eagle’s historical performance returns managing its allocated portion of the Fund’s portfolio and investment mandates similar to the Fund’s investment mandate, and a comparison of such performance to a relevant index; and (ix) the financial condition of First Eagle before and after the First Eagle Transaction.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

In addition, the Trustees considered presentations made by, and discussions held with representatives of the Advisor.

The Trustees considered and analyzed factors that the Trustees deemed relevant with respect to First Eagle, including: the nature, extent, and quality of the services to be provided to the Fund by First Eagle following the consummation of the First Eagle Transaction; First Eagle’s management style and investment decision-making process; First Eagle’s historical performance record managing investment products similar to the Fund; the qualifications and experience of the members of First Eagle’s portfolio management team; and First Eagle’s staffing levels and overall resources. The Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards, and reviewed materials supplied by their independent legal counsel, which were intended to assist the Independent Trustees in fulfilling their duties under the 1940 Act.

In particular, and as to First Eagle, the Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by First Eagle.  The Trustees reviewed the nature, extent, and quality of the services that have been previously provided by First Eagle to the Fund under the Current First Eagle Subadvisory Agreement and that are proposed to be provided by First Eagle to the Fund under the Proposed First Eagle Subadvisory Agreement. The Trustees considered: (i) First Eagle’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Fund and other similar investment portfolios and the performance history of the Fund and those other portfolios; (iii) its investment strategy for the Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Trustees also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided to the Fund by First Eagle after consummation of the First Eagle Transaction. The Trustees also noted that the executive and portfolio management teams of First Eagle were expected to stay in place after consummation of the First Eagle Transaction. The Trustees concluded that the Fund and its shareholders would continue to benefit from the quality and experience of First Eagle’s investment professionals. Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent and quality of the subadvisory services provided by First Eagle under the Current First Eagle Subadvisory Agreement, as well as First Eagle’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Fund in light of the Fund’s investment objective, and supported a decision to approve the Proposed First Eagle Subadvisory Agreement.

Based on their consideration and review of the foregoing information, the Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by First Eagle following the First Eagle Transaction, as well as First Eagle’s ability to render such services based on First Eagle’s experience, operations, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Fund’s investment portfolio that First Eagle would continue to manage.

(b)  Comparison of the services to be rendered and fees to be paid to First Eagle under other advisory and subadvisory contracts, such as those with other clients.  The Trustees discussed the services that would be rendered by First Eagle and evaluated the compensation to be paid to First Eagle by the Advisor for those services. The Trustees considered the fees payable under the Proposed First Eagle Subadvisory Agreement, noting that the proposed fee would be paid by the Advisor, and not the Fund, and, thus, would not impact the fees paid by the Fund. The Trustees concluded that the proposed level of fees to be paid to First Eagle by the Advisor with respect to the assets allocated to First Eagle in its capacity as subadvisor was supported by the services that were expected to be provided by First Eagle. The Trustees noted that the services that First Eagle would furnish to the Fund appeared to be comparable to the services that First Eagle currently provides to its other advisory and subadvisory clients having similar investment strategies. The Trustees also

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2015 (Unaudited)

considered that the fees agreed to by First Eagle were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Trustees also noted that, while First Eagle’s fee schedule did include breakpoints, the benefit of breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

The Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the September Meeting, in determining to recommend that First Eagle continue to serve as a Subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to First Eagle for its services to the Fund were reasonable. The Trustees emphasized in their discussions that the subadvisory fees of First Eagle would be paid by the Advisor, and were not additional fees to be borne by the Fund or its shareholders. Based on their discussion, the Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed level of fees to be paid to First Eagle with respect to the assets of the Fund allocated to First Eagle was supported by the services that were expected to be provided by First Eagle. The Trustees also considered the potential “fallout” or ancillary benefits that may accrue to First Eagle from its relationship with the Fund and concluded that they were reasonable.

Since the fees to be paid to First Eagle were the result of arm’s length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of First Eagle was not considered relevant to the Trustees’ deliberations. The Trustees took note of the Advisor’s explanation that the recommended appointment of First Eagle was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability. On the basis of these considerations, the Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by First Eagle and the proposed fees to be paid to First Eagle by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to First Eagle as a result of serving as a Subadvisor to the Fund were reasonable in relation to the services that were expected to be provided by First Eagle to the Fund.

(c)  Investment performance of the Fund and First Eagle.  The Trustees considered First Eagle’s prior investment performance in managing its allocated portion of the Fund’s portfolio as a factor in evaluating the Proposed First Eagle Subadvisory Agreement. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of First Eagle supported the approval of the Proposed First Eagle Subadvisory Agreement.

Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend that First Eagle continue to serve as a subadvisor to the Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for First Eagle was supported by the services that were expected to be provided to the Fund. As a result, the Trustees, including all of the Independent Trustees, concluded that the approval of the Proposed First Eagle Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the Proposed First Eagle Subadvisory Agreement.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2015 through September 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.63%**	1,000.00	946.90	973.45	3.07
Hypothetical	0.63%**	1,000.00	1,021.85	1,010.93	3.18

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.62%**	1,000.00	892.20	946.10	2.93
Hypothetical	0.62%**	1,000.00	1,021.90	1,010.95	3.13

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.98%**	1,000.00	892.10	946.05	4.64
Hypothetical	0.98%**	1,000.00	1,020.10	1,010.05	4.95

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.98%**	1,000.00	885.80	942.90	4.62
Hypothetical	0.98%**	1,000.00	1,020.10	1,010.05	4.95

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.83%**	1,000.00	915.40	957.70	3.97
Hypothetical	0.83%**	1,000.00	1,020.85	1,010.43	4.19

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.42%	1,000.00	987.50	993.75	2.09
Hypothetical	0.42%	1,000.00	1,022.90	1,011.45	2.12

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 183/366

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.90%**	1,000.00	902.50	951.25	4.28
Hypothetical	0.90%**	1,000.00	1,020.50	1,010.25	4.55

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Emerging Markets — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.98%**	1,000.00	841.10	920.55	4.51
Hypothetical	0.98%**	1,000.00	1,020.10	1,010.05	4.95

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Global Low Volatility — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.83%**	1,000.00	965.30	982.65	4.08
Hypothetical	0.83%**	1,000.00	1,020.85	1,010.43	4.19

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/366

**	Includes interest expense that amounts to less than 0.01%.

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (72)	Trustee	Since 2005	Mr. Bains is retired.	9	Mr. Bains is a director of BG Medicine, Inc. and Cara Therapeutics, Inc. and Trustee of BofA Fund Series Trust (11 portfolios).

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (57)	Trustee	Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	9	Ms. Cepeda is a director of The UBS Funds (19 portfolios), UBS Relationship Funds (25 portfolios), Fort Dearborn Income Securities, Inc., SMA Relationship Trust (5 portfolios, Consulting Group Capital Markets Funds (11 portfolios), and Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, MA 02110 (67)	Chairperson and Trustee	Chairperson Since 2013; Trustee Since 2009	Ms. Schneider is a self-employed consultant since 2007.	9	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard Nuzum** (47)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is North America’s Business Leader of Mercer’s Investment Management Business since 2011. Prior to 2011, he was Global Business Leader of Mercer’s Investment Management Business.	9	Mr. Nuzum is a Director of Mercer Trust Company and a director of Mercer Investment Management, Inc.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has nine portfolios effective September 30, 2015.

**	Mr. Nuzum is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Tom Murphy (44)	Vice President	Since 2011	Mr. Murphy is President of Mercer Investment Management, Inc. since 2011. He was Chief Investment Officer of Mercer Investment Management, Inc. from 2011 – 2012. Previously, Mr. Murphy was a Business Leader for Mercer Investment Management in EMEA since 2006.

Richard S. Joseph (50)	Vice President, Treasurer, and Chief Financial Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Investment Management, Inc. since 2005.

Stan Mavromates (54)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investment Management, Inc. since 2012. Prior to 2012, he served as Chief Investment Officer of the Massachusetts Pension Reserves Investment Management Board.

Scott M. Zoltowski (46)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Global Chief Counsel — Investments, for Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc.

Colin Dean (38)	Vice President and Assistant Secretary	Since 2010	Mr. Dean has served as Senior Legal Counsel — Investments for Mercer Investment Management, Inc. since 2010.

Manny Weiss (66)	Vice President	Since 2010	Mr. Weiss is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009.

Larry Vasquez (48)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012. Prior to joining Mercer, he was a Portfolio Manager at UBS Global Asset Management, Inc. from 2009 to 2012.

Robert Phay (47)	Vice President and Chief Compliance Officer	Since 2015	Mr. Phay is the Chief Risk and Compliance Officer — Investments of Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. since March 2015. Mr. Phay most recently served in various compliance and legal positions for Commonfund, including Chief Compliance Officer (September 2011 – February 2015), and Acting General Counsel (January 2015 – February 2015), and Associate General Counsel (July 2006 – December 2014).

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date	November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date	November 19, 2015

By (Signature and Title)	By: /s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date	November 19, 2015